Schedule of Investments (unaudited) January 31, 2023	iShares U.S. Intermediate Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds

Advertising Agencies — 0.1%
Interpublic Group of Cos., Inc.
4.75%, 03/30/30	$829	$809,910
2.40%, 03/01/31	185	153,008
Omnicom Group, Inc.
2.45%, 04/30/30	579	498,606
2.60%, 08/01/31(a)	317	269,206
Omnicom Group, Inc./Omnicom Capital, Inc., 3.60%, 04/15/26	413	400,361

		2,131,091

Aerospace & Defense — 1.7%
3M Co.
2.00%, 02/14/25	829	788,408
3.00%, 08/07/25	163	157,259
2.88%, 10/15/27	620	581,027
3.38%, 03/01/29(a)	289	270,634
2.38%, 08/26/29(a)	816	714,011
Boeing Co.
1.43%, 02/04/24	1,123	1,082,325
4.88%, 05/01/25	1,659	1,659,057
2.75%, 02/01/26	829	781,591
2.20%, 02/04/26	2,073	1,916,547
3.10%, 05/01/26	829	788,936
2.70%, 02/01/27	150	138,689
2.80%, 03/01/27	129	119,153
5.04%, 05/01/27	759	766,467
3.25%, 02/01/28	400	373,410
3.20%, 03/01/29	359	327,958
2.95%, 02/01/30	470	415,472
5.15%, 05/01/30	1,689	1,702,368
3.63%, 02/01/31	509	466,148
Carlisle Cos., Inc., 2.75%, 03/01/30	311	268,872
Eaton Corp.
3.10%, 09/15/27	572	541,567
4.00%, 11/02/32	324	311,313
General Dynamics Corp.
3.25%, 04/01/25	413	402,740
3.50%, 05/15/25(a)	829	811,923
1.15%, 06/01/26	362	326,282
2.13%, 08/15/26	413	383,215
3.50%, 04/01/27	500	485,758
3.75%, 05/15/28	413	401,768
3.63%, 04/01/30	450	434,245
2.25%, 06/01/31(a)	279	242,345
Huntington Ingalls Industries, Inc., 2.04%, 08/16/28	329	278,341
Illinois Tool Works, Inc., 2.65%, 11/15/26	389	368,139
L3Harris Technologies, Inc.
3.83%, 04/27/25	413	403,242
4.40%, 06/15/28	163	161,565
2.90%, 12/15/29	579	515,246
1.80%, 01/15/31	762	611,797
Lockheed Martin Corp.
4.95%, 10/15/25	40	40,619
3.55%, 01/15/26	931	914,684
5.10%, 11/15/27	70	72,648
3.90%, 06/15/32(a)	272	264,144
5.25%, 01/15/33(a)	200	213,424
Northrop Grumman Corp.
2.93%, 01/15/25	829	801,867

Security	Par (000)	Value

Aerospace & Defense (continued)
Northrop Grumman Corp. (continued)
3.25%, 01/15/28	$809	$768,249
4.40%, 05/01/30	829	819,348
Parker-Hannifin Corp.
3.65%, 06/15/24	800	786,540
4.25%, 09/15/27	450	444,888
3.25%, 06/14/29	359	332,448
4.50%, 09/15/29	250	248,320
Raytheon Technologies Corp.
3.95%, 08/16/25	829	818,001
3.50%, 03/15/27	829	804,250
3.13%, 05/04/27	829	787,691
4.13%, 11/16/28	1,189	1,166,686
2.25%, 07/01/30	419	359,913
1.90%, 09/01/31	829	675,676
2.38%, 03/15/32	405	340,551
Teledyne Technologies, Inc., 2.75%, 04/01/31	829	704,672
Textron, Inc.
3.00%, 06/01/30(a)	829	734,385
2.45%, 03/15/31	177	148,448
Trane Technologies Luxembourg Finance SA, 3.55%, 11/01/24	413	405,155

		32,650,425

Air Freight & Logistics — 0.0%
JB Hunt Transport Services, Inc., 3.88%, 03/01/26(a)	829	813,603

Airlines — 0.2%
American Airlines Pass-Through Trust
Series 2016-2, Class AA, 3.20%, 12/15/29	297	264,715
Series 2019-1, Class AA, 3.15%, 08/15/33	717	623,382
Continental Airlines Pass-Through Trust, Series 2012- 2 A, Class A, 4.00%, 04/29/26	228	218,822
JetBlue Pass-Through Trust, 4.00%, 05/15/34(a)	261	237,196
Southwest Airlines Co.
5.25%, 05/04/25	543	546,597
5.13%, 06/15/27	1,027	1,036,411
2.63%, 02/10/30	159	139,085
United Airlines Pass-Through Trust
Series 2013-1, Class A, 4.30%, 02/15/27	78	74,636
Series 2016-1, Class AA, 3.10%, 01/07/30	293	263,356
Series 2020-1, Class A, 5.88%, 04/15/29(a)	1,123	1,136,089

		4,540,289

Auto Components — 0.1%
Aptiv PLC/Aptiv Corp.
2.40%, 02/18/25	300	286,255
3.25%, 03/01/32	488	421,301
BorgWarner, Inc., 2.65%, 07/01/27	749	689,062
Lear Corp.
4.25%, 05/15/29(a)	129	121,274
2.60%, 01/15/32	329	258,428
Magna International, Inc.
3.63%, 06/15/24	300	294,705
2.45%, 06/15/30	55	47,008

		2,118,033

Automobiles — 1.9%
Advance Auto Parts, Inc., 3.50%, 03/15/32(a)	205	174,406
American Honda Finance Corp.
2.40%, 06/27/24	829	801,933
0.75%, 08/09/24	26	24,504
2.15%, 09/10/24	829	796,174

1

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares U.S. Intermediate Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Automobiles (continued)
American Honda Finance Corp. (continued)
1.50%, 01/13/25	$413	$389,324
4.75%, 01/12/26	60	60,498
1.30%, 09/09/26	329	294,544
2.35%, 01/08/27	413	381,915
4.70%, 01/12/28	100	100,983
2.00%, 03/24/28	447	397,872
2.25%, 01/12/29(a)	413	365,039
AutoNation, Inc.
1.95%, 08/01/28	136	112,719
4.75%, 06/01/30	179	167,938
2.40%, 08/01/31	362	274,604
3.85%, 03/01/32	150	126,965
AutoZone, Inc., 4.75%, 08/01/32	300	300,002
Cummins, Inc., 0.75%, 09/01/25	413	374,789
General Motors Co.
4.00%, 04/01/25(a)	209	203,977
6.13%, 10/01/25	1,106	1,134,208
4.20%, 10/01/27(a)	829	801,690
6.80%, 10/01/27	496	528,217
5.40%, 10/15/29	65	64,574
5.60%, 10/15/32	650	642,138
General Motors Financial Co., Inc.
1.05%, 03/08/24	329	314,738
3.95%, 04/13/24	829	818,363
1.20%, 10/15/24	500	467,246
4.00%, 01/15/25	163	159,389
2.90%, 02/26/25	546	521,294
3.80%, 04/07/25(a)	700	679,921
2.75%, 06/20/25	811	765,265
4.30%, 07/13/25(a)	829	812,816
6.05%, 10/10/25	500	509,396
5.25%, 03/01/26	476	476,924
1.50%, 06/10/26	829	737,082
4.35%, 01/17/27	413	401,025
2.35%, 02/26/27	829	743,996
5.00%, 04/09/27	800	792,625
2.70%, 08/20/27	829	744,345
6.00%, 01/09/28	300	308,748
2.40%, 04/10/28(a)	416	362,372
2.40%, 10/15/28	802	687,078
5.65%, 01/17/29	163	164,255
3.60%, 06/21/30	457	402,218
2.70%, 06/10/31	588	473,963
3.10%, 01/12/32	350	290,095
6.40%, 01/09/33	300	311,854
Genuine Parts Co., 1.88%, 11/01/30	200	158,754
Honda Motor Co. Ltd.
2.27%, 03/10/25	600	571,237
2.53%, 03/10/27	450	419,776
2.97%, 03/10/32(a)	637	567,353
Mercedes-Benz Finance North America LLC, 8.50%, 01/18/31	496	633,235
PACCAR Financial Corp.
3.15%, 06/13/24	120	117,787
0.50%, 08/09/24	333	313,075
3.55%, 08/11/25	200	196,015
4.95%, 10/03/25	235	237,959
1.10%, 05/11/26	530	477,045
2.00%, 02/04/27	225	206,720

Security	Par (000)	Value

Automobiles (continued)
PACCAR Financial Corp. (continued)
4.60%, 01/10/28	$200	$202,801
Toyota Motor Corp.
0.68%, 03/25/24(a)	413	394,605
2.36%, 07/02/24	413	399,967
1.34%, 03/25/26	413	375,574
2.76%, 07/02/29	120	109,880
2.36%, 03/25/31	413	358,005
Toyota Motor Credit Corp.
0.50%, 06/18/24	829	782,866
0.63%, 09/13/24	745	698,630
4.40%, 09/20/24	500	497,614
2.00%, 10/07/24	189	181,014
1.45%, 01/13/25(a)	829	780,702
1.80%, 02/13/25	600	567,286
3.00%, 04/01/25	500	483,228
3.95%, 06/30/25	565	557,513
0.80%, 10/16/25	900	816,350
1.13%, 06/18/26	390	349,837
1.90%, 01/13/27	829	754,325
3.05%, 03/22/27	829	787,824
4.55%, 09/20/27(a)	500	504,486
1.90%, 04/06/28	311	276,776
3.65%, 01/08/29	179	172,376
4.45%, 06/29/29	200	201,264
2.15%, 02/13/30(a)	413	360,112
3.38%, 04/01/30	829	779,051
1.90%, 09/12/31	579	477,980

		36,233,043

Banks — 7.6%
Asian Infrastructure Investment Bank, 3.38%, 06/29/25	1,500	1,466,370
Banco Bilbao Vizcaya Argentaria SA, 1.13%, 09/18/25	600	542,901
Bank of America Corp., (1 day SOFR + 1.29%), 5.08%, 01/20/27	1,000	1,003,675
Bank of Montreal
2.15%, 03/08/24	637	618,173
2.50%, 06/28/24	829	800,748
0.63%, 07/09/24	829	780,221
5.20%, 12/12/24	400	402,660
1.85%, 05/01/25	1,000	938,400
1.25%, 09/15/26	459	407,402
2.65%, 03/08/27(a)	637	593,812
4.70%, 09/14/27	700	702,924
5.20%, 02/01/28	400	407,915
(5 year CMT + 1.40%), 3.09%, 01/10/37(b)	659	535,857
(5 year USD Swap + 1.43%), 3.80%, 12/15/32(b)	413	378,108
Series E, 3.30%, 02/05/24	3,319	3,268,994
Series H, 4.25%, 09/14/24	600	594,289
Bank of New York Mellon, (1 day SOFR + 0.80%), 5.22%, 11/21/25(b)	250	251,822
Bank of New York Mellon Corp.
(1 day SOFR + 1.17%), 4.54%, 02/01/29	300	299,761
(1 day SOFR + 1.51%), 4.71%, 02/01/34	300	298,720
Bank of Nova Scotia(c)
4.75%, 02/02/26	100	99,935
4.85%, 02/01/30	100	100,194
Barclays PLC, (1 year CMT + 1.90%), 2.65%, 06/24/31(b)	300	247,266

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares U.S. Intermediate Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Canadian Imperial Bank of Commerce
1.00%, 10/18/24	$829	$778,207
3.30%, 04/07/25	1,000	967,729
0.95%, 10/23/25	596	541,533
1.25%, 06/22/26	259	231,489
3.60%, 04/07/32	400	368,098
Citizens Bank NA/Providence RI
2.25%, 04/28/25	550	516,884
3.75%, 02/18/26	400	387,623
(1 day SOFR + 1.45%), 6.06%, 10/24/25(b)	500	507,257
(1 day SOFR + 2%), 4.58%, 08/09/28(b)	350	347,574
Citizens Financial Group, Inc.
2.85%, 07/27/26	193	181,232
2.50%, 02/06/30	279	236,987
(5 year CMT + 2.75%), 5.64%, 05/21/37(b)	200	192,549
Comerica, Inc., 4.00%, 02/01/29	829	802,294
Cooperatieve Rabobank UA
1.38%, 01/10/25	261	245,399
4.38%, 08/04/25	600	588,493
3.75%, 07/21/26	1,037	991,308
Council Of Europe Development Bank, 3.00%, 06/16/25	800	777,992
Credit Suisse AG
3.63%, 09/09/24	1,000	954,209
2.95%, 04/09/25	261	240,992
7.50%, 02/15/28	500	524,638
Credit Suisse AG/New York
3.70%, 02/21/25	250	235,358
5.00%, 07/09/27	1,000	948,538
Discover Bank
2.45%, 09/12/24	300	286,948
3.45%, 07/27/26	400	378,298
4.65%, 09/13/28	350	340,184
Fifth Third Bancorp
2.55%, 05/05/27	259	238,878
(1 day SOFR + 0.69%), 1.71%, 11/01/27(b)	829	746,267
(1 day SOFR + 1.36%), 4.06%, 04/25/28(a)(b)	279	269,761
(1 day SOFR + 1.66%), 4.34%, 04/25/33(b)	279	263,665
(1 day SOFR + 2.13%), 4.77%, 07/28/30(b)	400	395,286
(1 day SOFR + 2.19%), 6.36%, 10/27/28(b)	200	211,622
Fifth Third Bank NA
3.95%, 07/28/25	600	592,558
3.85%, 03/15/26	300	289,319
First-Citizens Bank & Trust Co., 6.13%, 03/09/28	225	235,851
Huntington Bancshares, Inc.
2.63%, 08/06/24	642	620,952
4.00%, 05/15/25	829	813,221
2.55%, 02/04/30	660	566,140
(1 day SOFR + 2.05%), 5.02%, 05/17/33(b)	200	197,269
Huntington National Bank, (1 day SOFR + 1.65%), 4.55%, 05/17/28(b)	750	739,074
ING Groep NV
3.95%, 03/29/27	1,000	964,547
4.55%, 10/02/28	478	467,531
4.05%, 04/09/29	478	454,218
(1 day SOFR + 1.83%), 4.02%, 03/28/28(b)	1,489	1,429,059
KeyBank NA
4.15%, 08/08/25	800	790,807
3.40%, 05/20/26	450	427,547
6.95%, 02/01/28	550	591,127
3.90%, 04/13/29(a)	261	241,384

Security	Par (000)	Value

Banks (continued)
KeyBank NA (continued)
4.90%, 08/08/32	$300	$293,028
KeyBank NA/Cleveland OH
4.70%, 01/26/26	350	350,427
5.85%, 11/15/27	500	523,969
KeyCorp.
2.25%, 04/06/27(a)	163	148,975
2.55%, 10/01/29	413	359,458
(1 day SOFR + 1.25%), 3.88%, 05/23/25(b)	120	117,863
Kreditanstalt fuer Wiederaufbau, 3.75%, 02/15/28	1,650	1,652,854
M and T Bank Corp., (1 day SOFR + 1.85%), 5.05%, 01/27/34	300	299,235
Manufacturers & Traders Trust Co.
2.90%, 02/06/25	300	288,877
5.40%, 11/21/25	300	305,105
Manufacturers and Traders Trust Co.
4.65%, 01/27/26	300	299,409
4.70%, 01/27/28	700	698,496
National Australia Bank Ltd.
5.13%, 11/22/24	400	403,910
3.50%, 06/09/25	300	292,351
2.50%, 07/12/26	597	556,877
3.91%, 06/09/27	500	487,685
National Bank of Canada
5.25%, 01/17/25	500	503,242
(1 day SOFR + 1.01%), 3.75%, 06/09/25(b)	600	589,287
PNC Bank NA
2.50%, 08/27/24	261	252,101
2.95%, 02/23/25	500	484,291
3.88%, 04/10/25	500	490,009
3.10%, 10/25/27	800	763,949
4.05%, 07/26/28	900	870,402
PNC Financial Services Group, Inc.
3.90%, 04/29/24	1,659	1,642,590
2.20%, 11/01/24	225	216,515
1.15%, 08/13/26	829	737,976
3.45%, 04/23/29	559	529,746
2.55%, 01/22/30	829	728,404
(1 day SOFR + 0.98%), 2.31%, 04/23/32(b)	829	698,951
(1 day SOFR + 1.09%), 5.67%, 10/28/25(b)	400	405,339
(1 day SOFR + 1.09%), 4.76%, 01/26/27(b)	370	370,603
(1 day SOFR + 1.62%), 5.35%, 12/02/28(b)	675	694,871
(1 day SOFR + 1.93%), 5.07%, 01/24/34(b)	325	327,826
(1 day SOFR + 2.14%), 6.04%, 10/28/33(b)	700	756,550
Regions Financial Corp.
2.25%, 05/18/25	259	244,692
1.80%, 08/12/28(a)	209	182,033
Royal Bank of Canada
2.55%, 07/16/24	829	802,638
0.65%, 07/29/24	309	290,717
0.75%, 10/07/24	374	350,339
5.66%, 10/25/24	1,000	1,016,761
2.25%, 11/01/24	1,243	1,192,960
3.38%, 04/14/25	231	225,205
4.88%, 01/12/26	300	301,866
0.88%, 01/20/26	1,659	1,492,381
4.65%, 01/27/26	579	575,439
1.20%, 04/27/26	619	557,523
1.15%, 07/14/26	829	740,737
1.40%, 11/02/26	324	288,300
2.05%, 01/21/27(a)	413	377,435

3

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares U.S. Intermediate Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Royal Bank of Canada (continued)
3.63%, 05/04/27	$231	$223,292
6.00%, 11/01/27	1,100	1,161,992
4.90%, 01/12/28	300	302,547
3.88%, 05/04/32	700	656,137
5.00%, 02/01/33	300	304,533
Santander Holdings USA, Inc.
4.50%, 07/17/25	1,000	986,395
3.24%, 10/05/26	359	337,732
(1 day SOFR + 1.25%), 2.49%, 01/06/28(b)	675	595,363
(1 day SOFR + 2.33%), 5.81%, 09/09/26(b)	300	303,220
Santander U.K. Group Holdings PLC
(1 day SOFR + 0.79%), 1.09%, 03/15/25(b)	600	569,371
(1 day SOFR + 0.99%), 1.67%, 06/14/27(b)	1,179	1,034,627
(1 day SOFR + 1.48%), 2.90%, 03/15/32(b)	250	203,242
(1 day SOFR + 2.60%), 6.53%, 01/10/29	400	417,378
(1 day SOFR + 2.75%), 6.83%, 11/21/26(b)	600	621,036
(1 year CMT + 1.25%), 1.53%, 08/21/26(b)	478	428,817
(3 mo. LIBOR US + 1.40%), 3.82%, 11/03/28(b)	400	370,855
SVB Financial Group
1.80%, 10/28/26(a)	745	658,773
1.80%, 02/02/31	371	283,124
(1 day SOFR + 1.71%), 4.35%, 04/29/28(b)	694	667,629
(1 day SOFR + 1.97%), 4.57%, 04/29/33(a)(b)	194	178,501
Synchrony Bank
5.40%, 08/22/25	500	497,989
5.63%, 08/23/27	500	497,923
Toronto-Dominion Bank
0.55%, 03/04/24	1,243	1,187,974
2.35%, 03/08/24	637	620,694
2.65%, 06/12/24	413	401,925
0.70%, 09/10/24	911	853,518
1.25%, 12/13/24	829	778,737
1.45%, 01/10/25	413	387,348
3.77%, 06/06/25	400	391,597
0.75%, 01/06/26	1,493	1,336,770
1.20%, 06/03/26	493	439,791
1.25%, 09/10/26	911	808,648
1.95%, 01/12/27	413	375,657
2.80%, 03/10/27	637	597,646
4.11%, 06/08/27	400	393,474
2.00%, 09/10/31	911	746,173
2.45%, 01/12/32	413	346,365
3.20%, 03/10/32	637	571,446
4.46%, 06/08/32	610	598,745
(5 year USD Swap + 2.21%), 3.63%, 09/15/31(a)(b)	413	390,367
Truist Bank
2.15%, 12/06/24	261	249,773
2.25%, 03/11/30	261	219,362
(5 year CMT + 1.15%), 2.64%, 09/17/29(b)	261	246,086
Truist Financial Corp.
2.50%, 08/01/24	1,659	1,604,706
2.85%, 10/26/24(a)	413	401,992
4.00%, 05/01/25	1,000	984,687
1.13%, 08/03/27(a)	745	647,727
1.95%, 06/05/30	659	548,563
(1 day SOFR + 0.86%), 1.89%, 06/07/29(a)(b)	829	717,043
(1 day SOFR + 1.37%), 4.12%, 06/06/28(a)(b)	255	249,407
(1 day SOFR + 1.44%), 4.87%, 01/26/29	300	301,695
(1 day SOFR + 1.46%), 4.26%, 07/28/26(b)	2,000	1,977,719

Security	Par (000)	Value

Banks (continued)
Truist Financial Corp. (continued)
(1 day SOFR + 1.63%), 5.90%, 10/28/26(b)	$400	$411,779
(1 day SOFR + 1.85%), 5.12%, 01/26/34	415	420,561
(1 day SOFR + 2.24%), 4.92%, 07/28/33(a)(b)	400	393,024
(1 day SOFR + 2.30%), 6.12%, 10/28/33(b)	500	544,865
U.S. Bancorp
2.40%, 07/30/24	829	802,521
1.45%, 05/12/25	1,300	1,216,310
3.10%, 04/27/26	800	766,855
3.90%, 04/26/28(a)	1,659	1,635,893
1.38%, 07/22/30	509	412,593
(1 day SOFR + 0.73%), 2.22%, 01/27/28(b)	413	377,499
(1 day SOFR + 1.02%), 2.68%, 01/27/33(a)(b)	413	356,072
(1 day SOFR + 1.23%), 4.65%, 02/01/29(b)	550	549,533
(1 day SOFR + 1.43%), 5.73%, 10/21/26(b)	600	616,492
(1 day SOFR + 1.60%), 4.84%, 02/01/34	550	546,743
(1 day SOFR + 1.66%), 4.55%, 07/22/28(b)	1,160	1,158,258
(1 day SOFR + 2.09%), 5.85%, 10/21/33(b)	700	751,660
(1 day SOFR + 2.11%), 4.97%, 07/22/33(b)	175	174,271
(5 year CMT + 0.95%), 2.49%, 11/03/36(b)	579	462,710
Series V, 2.38%, 07/22/26	413	387,070
Series X, 3.15%, 04/27/27	520	496,445
Wells Fargo & Co.
3.30%, 09/09/24	620	606,292
3.00%, 02/19/25	1,038	1,000,993
3.55%, 09/29/25	829	805,317
3.00%, 04/22/26	1,450	1,376,787
4.10%, 06/03/26(a)	925	909,180
3.00%, 10/23/26	1,450	1,368,550
4.30%, 07/22/27(a)	1,243	1,229,112
4.15%, 01/24/29	829	804,975
(1 day SOFR + 0.51%), 0.81%, 05/19/25(a)(b)	558	528,162
(1 day SOFR + 1.09%), 2.41%, 10/30/25(b)	1,229	1,173,249
(1 day SOFR + 1.26%), 2.57%, 02/11/31(b)	1,243	1,071,194
(1 day SOFR + 1.32%), 3.91%, 04/25/26(b)	1,331	1,300,347
(1 day SOFR + 1.50%), 3.35%, 03/02/33(b)	1,413	1,245,986
(1 day SOFR + 1.51%), 3.53%, 03/24/28(b)	1,777	1,689,932
(1 day SOFR + 1.56%), 4.54%, 08/15/26(b)	1,000	990,327
(1 day SOFR + 1.98%), 4.81%, 07/25/28(b)	1,545	1,541,709
(1 day SOFR + 2.00%), 2.19%, 04/30/26(b)	1,189	1,118,555
(1 day SOFR + 2.10%), 2.39%, 06/02/28(b)	745	675,172
(1 day SOFR + 2.10%), 4.90%, 07/25/33(b)	1,530	1,524,068
(1 day SOFR + 4.03%), 4.48%, 04/04/31(b)	959	933,599
(3 mo. LIBOR US + 0.75%), 2.16%, 02/11/26(b)	1,243	1,172,897
(3 mo. LIBOR US + 1.17%), 3.20%, 06/17/27(b)	1,106	1,046,817
(3 mo. LIBOR US + 1.31%), 3.58%, 05/22/28(b)	1,243	1,181,243
(3 mo. SOFR + 1.43%), 2.88%, 10/30/30(b)	1,659	1,468,203
Westpac Banking Corp.
1.02%, 11/18/24	416	390,349
2.35%, 02/19/25	413	395,377
2.85%, 05/13/26	413	391,243
1.15%, 06/03/26	829	742,300
2.70%, 08/19/26	300	282,326
3.35%, 03/08/27	700	671,916
5.46%, 11/18/27	800	833,654
3.40%, 01/25/28	413	393,782
1.95%, 11/20/28	829	729,455
2.65%, 01/16/30	657	589,606
2.15%, 06/03/31	360	309,731
(1 year CMT + 2.68%), 5.41%, 08/10/33(b)	550	547,081
(5 year CMT + 1.35%), 2.89%, 02/04/30(b)	1,036	966,958

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares U.S. Intermediate Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Westpac Banking Corp. (continued)
(5 year CMT + 1.53%), 3.02%, 11/18/36(b)	$374	$292,161
(5 year CMT + 1.75%), 2.67%, 11/15/35(b)	413	324,398
(5 year CMT + 2.00%), 4.11%, 07/24/34(a)(b)	200	181,030
(5 year USD ICE Swap + 2.24%), 4.32%, 11/23/31(b)	620	595,688
Zions Bancorp NA, 3.25%, 10/29/29	261	221,511

		144,416,737

Beverages — 1.3%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 3.65%, 02/01/26	1,866	1,823,476
Anheuser-Busch InBev Worldwide, Inc.
4.00%, 04/13/28	829	814,375
4.75%, 01/23/29	1,703	1,730,065
3.50%, 06/01/30	703	663,037
Coca-Cola Co.
1.75%, 09/06/24	339	325,838
3.38%, 03/25/27	400	390,240
2.90%, 05/25/27	163	156,152
1.45%, 06/01/27	1,000	901,811
1.50%, 03/05/28	829	735,951
1.00%, 03/15/28	500	430,996
2.13%, 09/06/29	829	730,685
3.45%, 03/25/30	413	394,181
1.65%, 06/01/30	600	504,965
2.00%, 03/05/31(a)	762	650,176
1.38%, 03/15/31	500	404,086
2.25%, 01/05/32	709	612,777
Coca-Cola Femsa SAB de CV
2.75%, 01/22/30	655	583,926
1.85%, 09/01/32	482	380,980
Constellation Brands, Inc.
3.60%, 05/09/24	279	274,975
4.75%, 12/01/25	129	128,976
5.00%, 02/02/26	150	150,147
3.70%, 12/06/26	620	598,959
3.50%, 05/09/27(a)	179	172,030
3.15%, 08/01/29	829	756,490
2.88%, 05/01/30	229	202,544
2.25%, 08/01/31	334	275,577
4.75%, 05/09/32	330	329,908
Diageo Capital PLC
5.20%, 10/24/25	200	204,350
3.88%, 05/18/28	478	468,319
2.38%, 10/24/29	216	190,076
2.00%, 04/29/30	478	407,785
2.13%, 04/29/32	478	397,897
Keurig Dr. Pepper, Inc.
0.75%, 03/15/24	333	318,173
4.60%, 05/25/28(a)	450	448,724
3.95%, 04/15/29(a)	300	288,857
3.20%, 05/01/30	413	373,275
2.25%, 03/15/31	413	346,066
4.05%, 04/15/32(a)	329	311,860
Molson Coors Beverage Co., 3.00%, 07/15/26	695	656,368
PepsiCo, Inc.
3.60%, 03/01/24(a)	163	161,548
2.25%, 03/19/25	540	517,448
2.75%, 04/30/25(a)	829	802,354
3.50%, 07/17/25(a)	163	159,916

Security	Par (000)	Value

Beverages (continued)
PepsiCo, Inc. (continued)
2.85%, 02/24/26	$413	$395,944
2.38%, 10/06/26	829	782,833
3.00%, 10/15/27(a)	413	395,228
3.60%, 02/18/28	95	92,830
2.63%, 07/29/29	829	753,766
2.75%, 03/19/30	509	462,643
1.63%, 05/01/30	496	416,272
1.40%, 02/25/31	244	198,521
1.95%, 10/21/31	816	682,996
3.90%, 07/18/32	135	131,899

		25,489,271

Biotechnology — 0.8%
Amgen, Inc.
3.63%, 05/22/24	163	160,404
3.13%, 05/01/25	620	598,673
2.60%, 08/19/26(a)	591	555,590
2.20%, 02/21/27	650	596,275
3.20%, 11/02/27	359	339,877
1.65%, 08/15/28	800	688,625
3.00%, 02/22/29	300	275,487
4.05%, 08/18/29	600	579,563
2.45%, 02/21/30	550	478,322
2.30%, 02/25/31(a)	550	462,786
2.00%, 01/15/32	460	372,156
3.35%, 02/22/32	342	310,473
4.20%, 03/01/33(a)	600	575,669
Baxalta, Inc., 4.00%, 06/23/25	308	302,479
Biogen, Inc.
4.05%, 09/15/25	492	483,205
2.25%, 05/01/30	657	557,025
Bio-Rad Laboratories, Inc., 3.70%, 03/15/32(a)	313	283,957
Gilead Sciences, Inc.
3.70%, 04/01/24	700	690,972
3.50%, 02/01/25	970	949,084
3.65%, 03/01/26	1,098	1,069,552
2.95%, 03/01/27	413	391,436
1.20%, 10/01/27	293	254,380
1.65%, 10/01/30	877	723,501
Illumina, Inc.
5.80%, 12/12/25	200	203,926
5.75%, 12/13/27	200	206,676
2.55%, 03/23/31	195	161,633
Regeneron Pharmaceuticals, Inc., 1.75%, 09/15/30	670	540,703
Royalty Pharma PLC
1.20%, 09/02/25	829	751,949
1.75%, 09/02/27	343	298,106
2.20%, 09/02/30	359	292,618
2.15%, 09/02/31	286	227,304

		14,382,406

Building Materials — 0.3%
Carrier Global Corp.
2.24%, 02/15/25	476	451,882
2.49%, 02/15/27	142	131,146
2.72%, 02/15/30	723	631,543
Eagle Materials, Inc., 2.50%, 07/01/31	313	255,757
Fortune Brands Innovations, Inc.
4.00%, 06/15/25	179	174,345
3.25%, 09/15/29	413	366,601

5

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares U.S. Intermediate Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Building Materials (continued)
Fortune Brands Innovations, Inc. (continued)
4.00%, 03/25/32(a)	$413	$374,578
Johnson Controls International PLC/Tyco Fire & Security Finance SCA
1.75%, 09/15/30	325	269,136
2.00%, 09/16/31	579	479,797
4.90%, 12/01/32	185	190,310
Martin Marietta Materials, Inc.
3.45%, 06/01/27	163	154,595
2.40%, 07/15/31	107	89,098
Series CB, 2.50%, 03/15/30	179	153,043
Masco Corp.
1.50%, 02/15/28	300	255,627
2.00%, 10/01/30	109	88,319
2.00%, 02/15/31	413	334,343
Mohawk Industries, Inc., 3.63%, 05/15/30(a)	225	203,177
Owens Corning
4.20%, 12/01/24	163	160,145
3.88%, 06/01/30	225	211,720
Vulcan Materials Co., 3.90%, 04/01/27	129	124,765

		5,099,927

Building Products — 0.7%
Allegion PLC, 3.50%, 10/01/29	413	370,255
Home Depot, Inc.
2.70%, 04/15/25	159	153,260
3.35%, 09/15/25	993	968,351
3.00%, 04/01/26	550	529,130
2.13%, 09/15/26	413	382,711
2.50%, 04/15/27	660	617,547
2.88%, 04/15/27	231	219,211
2.80%, 09/14/27(a)	413	388,760
0.90%, 03/15/28	558	474,917
1.50%, 09/15/28(a)	413	359,750
3.90%, 12/06/28	362	357,331
2.95%, 06/15/29(a)	488	452,896
2.70%, 04/15/30	225	202,758
1.38%, 03/15/31	475	382,265
1.88%, 09/15/31	413	342,075
3.25%, 04/15/32(a)	734	675,179
4.50%, 09/15/32	50	50,608
Lowe’s Cos., Inc.
4.00%, 04/15/25	829	816,863
3.38%, 09/15/25	413	400,169
2.50%, 04/15/26	791	745,612
3.35%, 04/01/27(a)	350	335,159
3.10%, 05/03/27	550	522,468
1.30%, 04/15/28	699	596,468
1.70%, 09/15/28(a)	458	394,798
3.65%, 04/05/29	413	390,783
4.50%, 04/15/30	829	820,028
1.70%, 10/15/30	371	301,777
2.63%, 04/01/31	829	712,533
3.75%, 04/01/32(a)	617	572,318

		13,535,980

Capital Markets — 4.4%
Ameriprise Financial, Inc.
3.70%, 10/15/24	179	175,940
2.88%, 09/15/26	413	388,105

Security	Par (000)	Value

Capital Markets (continued)
Ameriprise Financial, Inc. (continued)
4.50%, 05/13/32(a)	$313	$313,534
Ares Capital Corp.
4.20%, 06/10/24	413	406,142
4.25%, 03/01/25(a)	250	241,086
3.25%, 07/15/25(a)	724	681,614
3.88%, 01/15/26	829	779,812
2.88%, 06/15/27(a)	179	158,785
2.88%, 06/15/28	852	719,497
3.20%, 11/15/31	413	324,051
Bain Capital Specialty Finance, Inc., 2.55%, 10/13/26	130	113,249
Bank of New York Mellon Corp.
0.50%, 04/26/24	130	123,520
2.10%, 10/24/24	1,563	1,499,851
1.60%, 04/24/25	509	476,398
3.35%, 04/25/25	572	557,563
1.05%, 10/15/26	829	732,567
2.05%, 01/26/27	829	761,609
3.25%, 05/16/27	620	594,697
3.85%, 04/28/28	343	334,787
1.65%, 07/14/28	225	195,408
3.85%, 04/26/29	572	545,852
3.30%, 08/23/29	829	767,453
1.80%, 07/28/31(a)	829	668,003
2.50%, 01/26/32(a)	413	349,470
(1 day SOFR + 0.57%), 3.43%, 06/13/25(b)	100	98,298
(1 day SOFR + 1.15%), 3.99%, 06/13/28(b)	100	97,389
(1 day SOFR + 1.35%), 4.41%, 07/24/26(b)	1,155	1,147,019
(1 day SOFR + 1.42%), 4.29%, 06/13/33(b)	100	96,760
(1 day SOFR + 1.80%), 5.80%, 10/25/28(b)	40	42,056
(1 day SOFR + 2.07%), 5.83%, 10/25/33(b)	270	292,419
(3 mo. LIBOR US + 1.07%), 3.44%, 02/07/28(b)	409	391,698
Series G, 3.00%, 02/24/25	27	26,180
Series J, 0.85%, 10/25/24	829	778,886
Blackstone Private Credit Fund 2.35%, 11/22/24(a)	200	187,228
2.70%, 01/15/25	130	121,691
4.70%, 03/24/25	413	400,732
2.63%, 12/15/26	225	192,682
3.25%, 03/15/27	394	344,657
4.00%, 01/15/29	243	209,796
Blackstone Secured Lending Fund
2.75%, 09/16/26(a)	300	265,931
2.85%, 09/30/28	240	195,076
Brookfield Corp., 4.00%, 01/15/25	166	163,427
Brookfield Finance I U.K. PLC/Brookfield Finance, Inc., 2.34%, 01/30/32	399	322,751
Brookfield Finance, Inc.
4.00%, 04/01/24	97	95,915
4.25%, 06/02/26	179	176,175
3.90%, 01/25/28	869	830,140
4.35%, 04/15/30	413	392,426
2.72%, 04/15/31	193	162,546
Charles Schwab Corp.
0.75%, 03/18/24	829	792,448
3.63%, 04/01/25	179	175,226
3.85%, 05/21/25	829	815,342
0.90%, 03/11/26	501	448,540

S C H E D U L E O F I N V E S T M E N T S	6

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares U.S. Intermediate Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Capital Markets (continued)
Charles Schwab Corp. (continued)
1.15%, 05/13/26	$409	$367,647
2.45%, 03/03/27	1,243	1,156,528
3.20%, 01/25/28	829	790,267
2.00%, 03/20/28	660	592,715
3.25%, 05/22/29	130	120,999
2.75%, 10/01/29	179	160,587
4.63%, 03/22/30	179	181,251
1.65%, 03/11/31	413	334,106
2.30%, 05/13/31	829	707,558
2.90%, 03/03/32(a)	660	584,981
CI Financial Corp., 3.20%, 12/17/30	496	387,844
Credit Suisse AG/New York, 7.95%, 01/09/25	500	512,177
Credit Suisse USA, Inc., 7.13%, 07/15/32(a)	300	324,196
European Investment Bank, 3.88%, 03/15/28	2,000	2,017,020
FS KKR Capital Corp.
4.63%, 07/15/24	413	405,128
1.65%, 10/12/24	413	382,215
4.13%, 02/01/25	26	25,020
3.40%, 01/15/26	829	757,520
2.63%, 01/15/27	329	283,040
3.25%, 07/15/27	413	358,822
3.13%, 10/12/28(a)	213	182,441
Golub Capital BDC, Inc.
2.50%, 08/24/26	130	114,007
2.05%, 02/15/27	145	122,301
Jefferies Financial Group, Inc.
4.85%, 01/15/27(a)	829	831,662
4.15%, 01/23/30	329	307,095
2.63%, 10/15/31	329	270,199
2.75%, 10/15/32	459	364,714
Kreditanstalt fuer Wiederaufbau
2.63%, 02/28/24	829	810,657
0.25%, 03/08/24	2,489	2,370,860
1.38%, 08/05/24	2,489	2,375,701
0.50%, 09/20/24	2,000	1,875,782
2.50%, 11/20/24	1,659	1,603,746
2.00%, 05/02/25	1,659	1,581,135
3.13%, 06/10/25	3,000	2,928,600
0.38%, 07/18/25	3,319	3,033,478
0.63%, 01/22/26	1,659	1,504,663
3.00%, 05/20/27	2,000	1,938,183
2.88%, 04/03/28	1,150	1,104,380
1.75%, 09/14/29	1,243	1,102,838
0.75%, 09/30/30	789	637,487
Landwirtschaftliche Rentenbank
2.00%, 01/13/25	829	793,135
2.38%, 06/10/25	1,659	1,588,610
0.88%, 09/03/30	1,659	1,347,705
Series 40, 0.50%, 05/27/25	1,659	1,522,818
Lazard Group LLC, 4.38%, 03/11/29(a)	179	172,145
Main Street Capital Corp., 3.00%, 07/14/26	130	114,513
Morgan Stanley
(1 day SOFR + 1.30%), 5.05%, 01/28/27	480	481,667
(1 year CMT + 2.43%), 5.95%, 01/19/38	910	929,951
Morgan Stanley Domestic Holdings, Inc., 4.50%, 06/20/28	829	827,391
Nomura Holdings, Inc.
2.65%, 01/16/25	585	556,341
5.10%, 07/03/25	400	398,712

Security	Par (000)	Value

Capital Markets (continued)
Nomura Holdings, Inc. (continued)
1.85%, 07/16/25	$600	$552,189
5.71%, 01/09/26	200	202,656
1.65%, 07/14/26	500	444,605
2.33%, 01/22/27	478	429,595
5.39%, 07/06/27	400	403,693
5.84%, 01/18/28	200	206,324
2.17%, 07/14/28	400	340,752
2.71%, 01/22/29	478	414,039
5.61%, 07/06/29(a)	400	407,376
3.10%, 01/16/30	635	549,256
2.68%, 07/16/30	310	257,794
2.61%, 07/14/31	450	364,682
6.18%, 01/18/33	200	210,983
Northern Trust Corp.
3.95%, 10/30/25	300	294,844
4.00%, 05/10/27	483	477,856
3.65%, 08/03/28	163	158,150
3.15%, 05/03/29	413	385,471
6.13%, 11/02/32	260	285,866
Oesterreichische Kontrollbank AG
1.50%, 02/12/25	829	783,251
0.38%, 09/17/25(a)	700	635,313
4.63%, 11/03/25	500	506,186
0.50%, 02/02/26	600	539,718
Owl Rock Capital Corp.
4.00%, 03/30/25	286	274,299
3.75%, 07/22/25	198	185,695
3.40%, 07/15/26	829	748,553
2.63%, 01/15/27	225	194,233
2.88%, 06/11/28	274	227,166
Owl Rock Capital Corp. III, 3.13%, 04/13/27	130	110,502
Owl Rock Core Income Corp.
5.50%, 03/21/25	200	195,263
7.75%, 09/16/27(d)	300	302,269
Prospect Capital Corp.
3.36%, 11/15/26	393	342,135
3.44%, 10/15/28	225	179,995
Sixth Street Specialty Lending, Inc., 3.88%, 11/01/24(a)	413	401,758
State Street Corp.
3.30%, 12/16/24	333	326,368
2.65%, 05/19/26	829	788,865
2.40%, 01/24/30(a)	225	198,099
(1 day SOFR + 0.56%), 1.68%, 11/18/27(b)	745	673,975
(1 day SOFR + 0.60%), 4.86%, 01/26/26(b)	210	210,768
(1 day SOFR + 0.73%), 2.20%, 02/07/28(b)	279	256,219
(1 day SOFR + 0.94%), 2.35%, 11/01/25(b)	351	337,056
(1 day SOFR + 1.00%), 2.62%, 02/07/33(b)	123	104,683
(1 day SOFR + 1.35%), 5.75%, 11/04/26(b)	220	225,960
(1 day SOFR + 1.49%), 3.03%, 11/01/34(b)	130	114,001
(1 day SOFR + 1.57%), 4.82%, 01/26/34	240	241,218
(1 day SOFR + 1.72%), 5.82%, 11/04/28(b)	115	120,791
(1 day SOFR + 2.6%), 2.90%, 03/30/26(b)	829	797,720
(1 day SOFR + 2.65%), 3.15%, 03/30/31(b)	829	747,846

		82,571,001

Chemicals — 1.1%
Air Products & Chemicals, Inc.
1.50%, 10/15/25	483	447,957
1.85%, 05/15/27	342	311,591

7

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares U.S. Intermediate Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals (continued)
Air Products & Chemicals, Inc. (continued)
2.05%, 05/15/30	$355	$308,412
Albemarle Corp., 5.05%, 06/01/32	300	296,611
Cabot Corp.
4.00%, 07/01/29	93	86,037
5.00%, 06/30/32	100	97,483
Celanese U.S. Holdings LLC
5.90%, 07/05/24	1,000	1,005,743
6.05%, 03/15/25	500	503,839
1.40%, 08/05/26	130	111,984
6.17%, 07/15/27	500	506,455
6.33%, 07/15/29	410	415,793
6.38%, 07/15/32(a)	420	423,089
Dow Chemical Co.
4.80%, 11/30/28	475	478,817
7.38%, 11/01/29	500	572,688
6.30%, 03/15/33(a)	100	110,173
DuPont de Nemours, Inc.
4.49%, 11/15/25	750	749,067
4.73%, 11/15/28	1,243	1,261,488
Eastman Chemical Co.
3.80%, 03/15/25	869	847,286
4.50%, 12/01/28	179	175,490
Ecolab, Inc.
3.25%, 12/01/27	179	170,794
5.25%, 01/15/28	150	155,848
4.80%, 03/24/30(a)	413	423,640
1.30%, 01/30/31	660	527,717
2.13%, 02/01/32	829	692,220
EIDP, Inc.
1.70%, 07/15/25	660	616,958
2.30%, 07/15/30	660	571,849
Emerson Electric Co.
1.80%, 10/15/27(a)	400	356,821
2.00%, 12/21/28	413	363,350
2.20%, 12/21/31	225	188,026
FMC Corp.
3.20%, 10/01/26	100	94,793
3.45%, 10/01/29	55	50,575
Huntsman International LLC
4.50%, 05/01/29	300	281,311
2.95%, 06/15/31	120	98,832
International Flavors & Fragrances, Inc., 4.45%, 09/26/28	413	399,318
Linde, Inc.
2.65%, 02/05/25	107	103,185
4.70%, 12/05/25	200	201,594
3.20%, 01/30/26(a)	163	159,184
1.10%, 08/10/30	745	596,584
Linde, Inc./CT, 4.80%, 12/05/24	100	100,437
LYB International Finance III LLC
1.25%, 10/01/25	136	123,139
2.25%, 10/01/30(a)	558	464,359
Mosaic Co., 4.05%, 11/15/27	829	812,693
Nutrien Ltd.
3.00%, 04/01/25	163	156,185
4.00%, 12/15/26	163	160,670
4.20%, 04/01/29	300	290,870
2.95%, 05/13/30	179	159,704

Security	Par (000)	Value

Chemicals (continued)
PPG Industries, Inc.
2.40%, 08/15/24	$129	$124,514
1.20%, 03/15/26	346	311,562
2.80%, 08/15/29	129	114,247
RPM International, Inc., 2.95%, 01/15/32	159	130,970
Sherwin-Williams Co.
4.25%, 08/08/25	150	148,148
3.95%, 01/15/26	413	407,187
3.45%, 06/01/27(a)	563	540,663
2.95%, 08/15/29	512	460,337
2.20%, 03/15/32	211	173,436
Westlake Corp.
3.60%, 08/15/26	413	395,052
3.38%, 06/15/30(a)	225	201,891

		20,038,666

Commercial Services & Supplies — 0.1%
GATX Corp.
3.25%, 09/15/26	620	585,681
3.85%, 03/30/27	413	394,691
4.70%, 04/01/29	179	176,062
1.90%, 06/01/31	159	123,509
4.90%, 03/15/33	215	210,986
Triton Container International Ltd./TAL International Container Corp., 3.25%, 03/15/32	250	202,625

		1,693,554

Communications Equipment — 0.2%
Cisco Systems, Inc.
3.63%, 03/04/24	829	821,876
2.95%, 02/28/26	293	282,704
2.50%, 09/20/26(a)	829	783,959
Juniper Networks, Inc., 3.75%, 08/15/29	413	380,949
Motorola Solutions, Inc.
4.60%, 02/23/28(a)	413	410,571
4.60%, 05/23/29	799	779,977
2.30%, 11/15/30	694	561,567

		4,021,603

Construction & Engineering — 0.1%
Asian Development Bank, 4.00%, 01/12/33	1,700	1,714,595

Construction Materials — 0.0%
Carlisle Cos., Inc., 2.20%, 03/01/32	225	179,580

Consumer Discretionary — 0.1%
Cintas Corp. No. 2
3.45%, 05/01/25	159	154,892
3.70%, 04/01/27	413	402,708
GXO Logistics, Inc.
1.65%, 07/15/26	129	112,563
2.65%, 07/15/31	413	324,464
Quanta Services, Inc.
2.90%, 10/01/30(a)	343	294,522
2.35%, 01/15/32	150	120,048
RELX Capital, Inc.
4.00%, 03/18/29	400	381,668
4.75%, 05/20/32	210	208,821

		1,999,686

Consumer Finance — 2.2%
American Express Co.
3.40%, 02/22/24	439	432,094
3.38%, 05/03/24	123	120,883

S C H E D U L E O F I N V E S T M E N T S	8

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares U.S. Intermediate Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Consumer Finance (continued)
American Express Co. (continued)
2.50%, 07/30/24	$541	$522,737
3.00%, 10/30/24	829	805,846
3.63%, 12/05/24	225	220,795
2.25%, 03/04/25	209	198,841
3.95%, 08/01/25	1,700	1,673,895
3.13%, 05/20/26	989	945,199
1.65%, 11/04/26	829	748,204
2.55%, 03/04/27	433	401,612
3.30%, 05/03/27	413	393,265
5.85%, 11/05/27	1,190	1,258,653
4.05%, 05/03/29	399	389,704
(1 day SOFR + 1.76%), 4.42%, 08/03/33(b)	400	388,292
(1 day SOFR + 2.26%), 4.99%, 05/26/33(b)	300	297,357
Andrew W Mellon Foundation, Series 2020, 0.95%, 08/01/27(a)	29	25,218
Automatic Data Processing, Inc.
1.70%, 05/15/28	480	427,612
1.25%, 09/01/30	409	331,206
Block Financial LLC
2.50%, 07/15/28	421	369,728
3.88%, 08/15/30	229	205,779
Capital One Financial Corp.
3.75%, 04/24/24	163	160,622
3.30%, 10/30/24	829	805,327
3.20%, 02/05/25	163	158,159
4.25%, 04/30/25	309	304,737
4.20%, 10/29/25	279	273,004
3.75%, 07/28/26	150	143,493
3.75%, 03/09/27(a)	413	397,002
3.65%, 05/11/27(a)	409	391,426
3.80%, 01/31/28	829	791,485
(1 day SOFR + 0.86%), 1.88%, 11/02/27(b)	829	733,885
(1 day SOFR + 1.27%), 2.62%, 11/02/32(b)	413	328,141
(1 day SOFR + 1.29%), 2.64%, 03/03/26(b)	362	342,808
(1 day SOFR + 1.34%), 2.36%, 07/29/32(b)	829	628,621
(1 day SOFR + 1.79%), 3.27%, 03/01/30(b)	562	497,894
(1 day SOFR + 2.06%), 4.93%, 05/10/28(a)(b)	620	612,077
(1 day SOFR + 2.08%), 5.47%, 02/01/29(b)(c)	325	327,069
(1 day SOFR + 2.16%), 4.99%, 07/24/26(b)	750	743,350
(1 day SOFR + 2.60%), 5.25%, 07/26/30(b)	300	295,011
(1 day SOFR + 2.60%), 5.82%, 02/01/34(b)(c)	285	287,207
Discover Financial Services
3.95%, 11/06/24	288	282,572
4.50%, 01/30/26	400	392,272
4.10%, 02/09/27	400	384,893
6.70%, 11/29/32	300	320,245
Equifax, Inc.
2.60%, 12/01/24	829	795,034
2.35%, 09/15/31	829	682,864
Global Payments, Inc.
2.65%, 02/15/25	600	572,306
1.20%, 03/01/26	400	355,663
4.80%, 04/01/26	413	410,083
2.15%, 01/15/27	404	363,456
4.95%, 08/15/27	25	25,040
3.20%, 08/15/29	563	500,017
5.30%, 08/15/29	70	70,177
2.90%, 05/15/30	404	346,731
2.90%, 11/15/31	321	267,427

Security	Par (000)	Value

Consumer Finance (continued)
Global Payments, Inc. (continued) 5.40%, 08/15/32(a)	$335	$336,088
Mastercard, Inc.
3.38%, 04/01/24	163	160,545
2.00%, 03/03/25	294	279,427
3.30%, 03/26/27	653	634,184
3.50%, 02/26/28	179	174,169
2.95%, 06/01/29	393	366,649
3.35%, 03/26/30	686	648,865
1.90%, 03/15/31	425	358,614
2.00%, 11/18/31	274	229,962
Moody’s Corp.
4.88%, 02/15/24	413	411,970
3.75%, 03/24/25(a)	300	293,846
3.25%, 01/15/28(a)	620	585,512
4.25%, 02/01/29	129	126,650
2.00%, 08/19/31(a)	222	182,842
PayPal Holdings, Inc.
2.40%, 10/01/24	970	936,036
1.65%, 06/01/25	362	338,677
2.65%, 10/01/26	829	782,151
2.85%, 10/01/29	506	455,389
2.30%, 06/01/30	384	327,083
4.40%, 06/01/32	430	421,984
S&P Global, Inc.
2.45%, 03/01/27(d)	700	650,987
4.75%, 08/01/28(a)(d)	829	841,105
2.70%, 03/01/29(a)(d)	130	117,828
4.25%, 05/01/29(d)	829	815,611
2.50%, 12/01/29	239	211,778
1.25%, 08/15/30	355	283,111
Synchrony Financial
4.88%, 06/13/25	35	34,323
4.50%, 07/23/25	123	119,690
3.70%, 08/04/26	200	186,047
3.95%, 12/01/27	229	211,524
5.15%, 03/19/29	413	394,262
2.88%, 10/28/31	736	572,434
Visa, Inc.
3.15%, 12/14/25	1,544	1,499,284
1.90%, 04/15/27	559	512,792
2.75%, 09/15/27	303	287,145
2.05%, 04/15/30	829	723,122
1.10%, 02/15/31	360	286,659
Western Union Co.
1.35%, 03/15/26(a)	745	662,829
2.75%, 03/15/31	95	75,349

		40,683,541

Containers & Packaging — 0.4%
Amcor Flexibles North America, Inc.
4.00%, 05/17/25	313	306,416
2.63%, 06/19/30	205	174,710
2.69%, 05/25/31(a)	213	180,088
Avery Dennison Corp., 2.25%, 02/15/32(a)	413	328,088
Berry Global, Inc.
1.57%, 01/15/26	829	749,394
1.65%, 01/15/27	413	361,297
Fibria Overseas Finance Ltd., 5.50%, 01/17/27	829	830,451
Georgia-Pacific LLC, 8.88%, 05/15/31	433	545,675
Packaging Corp. of America, 3.00%, 12/15/29	130	115,001

9

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares U.S. Intermediate Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Containers & Packaging (continued)
Sonoco Products Co.
1.80%, 02/01/25	$159	$148,983
2.25%, 02/01/27	88	79,619
3.13%, 05/01/30(a)	227	202,194
2.85%, 02/01/32	179	152,833
Suzano Austria GmbH
6.00%, 01/15/29	878	877,737
3.75%, 01/15/31	409	348,897
3.13%, 01/15/32(a)	400	318,000
WestRock MWV LLC, 8.20%, 01/15/30	26	30,467
WRKCo, Inc.
4.65%, 03/15/26	320	318,868
3.38%, 09/15/27	413	386,971
4.00%, 03/15/28	829	793,516
4.90%, 03/15/29	829	822,135

		8,071,340

Diversified — 0.0%
Parker-Hannifin Corp., 3.25%, 03/01/27	300	285,626

Diversified Consumer Services — 0.0%
Johns Hopkins University, 4.71%, 07/01/32	125	129,322

Diversified Financial Services — 18.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.88%, 08/14/24(a)	289	276,469
1.65%, 10/29/24	1,214	1,135,746
3.50%, 01/15/25	300	288,412
6.50%, 07/15/25	655	666,987
1.75%, 01/30/26	655	588,746
2.45%, 10/29/26	1,464	1,316,011
3.65%, 07/21/27	655	608,589
3.00%, 10/29/28	1,823	1,607,051
3.30%, 01/30/32	1,500	1,259,414
Series 3NC1, 1.75%, 10/29/24	400	373,036
Air Lease Corp.
4.25%, 02/01/24	413	409,140
0.80%, 08/18/24	350	326,096
4.25%, 09/15/24	163	160,352
2.30%, 02/01/25	308	289,773
3.25%, 03/01/25	259	248,400
3.38%, 07/01/25	829	792,642
2.88%, 01/15/26(a)	829	777,784
1.88%, 08/15/26	550	490,151
3.63%, 04/01/27	1,000	941,361
3.63%, 12/01/27(a)	130	121,685
5.30%, 02/01/28	300	299,503
2.10%, 09/01/28	413	352,731
3.25%, 10/01/29	413	365,415
3.00%, 02/01/30	329	283,355
3.13%, 12/01/30	309	264,653
Aircastle Ltd.
4.13%, 05/01/24	179	175,041
4.25%, 06/15/26	413	398,147
Ally Financial, Inc.
3.88%, 05/21/24	293	287,129
5.13%, 09/30/24	308	307,708
4.63%, 03/30/25	193	190,987
5.80%, 05/01/25(a)	293	296,306
4.75%, 06/09/27(a)	500	484,408
7.10%, 11/15/27(a)	300	316,608

Security	Par (000)	Value

Diversified Financial Services (continued)
Ally Financial, Inc. (continued)
2.20%, 11/02/28(a)	$285	$238,148
8.00%, 11/01/31	929	1,023,151
Banco Santander SA
3.89%, 05/24/24	400	394,086
2.71%, 06/27/24	400	387,579
3.50%, 03/24/25	1,200	1,162,985
2.75%, 05/28/25	600	565,734
5.15%, 08/18/25	1,000	1,000,373
1.85%, 03/25/26	1,600	1,443,919
4.25%, 04/11/27	1,000	972,505
4.38%, 04/12/28	400	385,308
3.31%, 06/27/29	200	181,264
3.49%, 05/28/30	200	177,173
2.75%, 12/03/30	800	645,046
(1 year CMT + 0.90%), 1.72%, 09/14/27(b)	800	702,521
(1 year CMT + 1.60%), 3.23%, 11/22/32(b)	600	484,034
Bank of America Corp.
4.00%, 04/01/24	413	409,697
4.20%, 08/26/24	1,450	1,434,090
4.00%, 01/22/25	620	609,319
3.88%, 08/01/25	716	705,387
4.45%, 03/03/26	1,111	1,100,966
3.50%, 04/19/26	534	519,579
4.25%, 10/22/26	1,069	1,048,112
3.25%, 10/21/27	1,139	1,086,440
(1 day SOFR + 0.65%), 1.53%, 12/06/25(b)	829	774,731
(1 day SOFR + 0.67%), 1.84%, 02/04/25(b)	496	478,732
(1 day SOFR + 0.69%), 0.98%, 04/22/25(b)	829	785,577
(1 day SOFR + 0.91%), 0.98%, 09/25/25(b)	700	652,707
(1 day SOFR + 0.96%), 1.73%, 07/22/27(b)	2,368	2,121,758
(1 day SOFR + 1.01%), 1.20%, 10/24/26(b)	911	821,403
(1 day SOFR + 1.05%), 2.55%, 02/04/28(b)	908	828,758
(1 day SOFR + 1.06%), 2.09%, 06/14/29(b)	959	835,766
(1 day SOFR + 1.11%), 3.84%, 04/25/25(b)	1,792	1,759,837
(1 day SOFR + 1.15%), 1.32%, 06/19/26(b)	1,409	1,290,526
(1 day SOFR + 1.21%), 2.57%, 10/20/32(b)	1,828	1,511,476
(1 day SOFR + 1.32%), 2.69%, 04/22/32(b)	1,859	1,569,466
(1 day SOFR + 1.33%), 3.38%, 04/02/26(b)	994	961,509
(1 day SOFR + 1.33%), 2.97%, 02/04/33(b)	2,218	1,891,462
(1 day SOFR + 1.37%), 1.92%, 10/24/31(b)	1,409	1,133,481
(1 day SOFR + 1.53%), 1.90%, 07/23/31(b)	1,659	1,341,054
(1 day SOFR + 1.58%), 4.38%, 04/27/28(b)	1,000	977,901
(1 day SOFR + 1.75%), 4.83%, 07/22/26(b)	1,240	1,236,878
(1 day SOFR + 1.83%), 4.57%, 04/27/33(b)	1,807	1,746,049
(1 day SOFR + 1.99%), 6.20%, 11/10/28(b)	515	543,088
(1 day SOFR + 2.04%), 4.95%, 07/22/28(b)	255	255,437
(1 day SOFR + 2.15%), 2.59%, 04/29/31(b)	1,000	855,233
(1 day SOFR + 2.16%), 5.02%, 07/22/33(b)	1,180	1,179,288
(3 mo. LIBOR US + 0.64%), 2.02%, 02/13/26(b)	1,160	1,088,771
(3 mo. LIBOR US + 0.81%), 3.37%, 01/23/26(b)	1,659	1,601,964
(3 mo. LIBOR US + 0.87%), 2.46%, 10/22/25(b)	317	303,053
(3 mo. LIBOR US + 0.97%), 3.46%, 03/15/25(b)	829	812,946
(3 mo. LIBOR US + 0.99%), 2.50%, 02/13/31(b)	1,453	1,235,959
(3 mo. LIBOR US + 1.04%), 3.42%, 12/20/28(b)	2,451	2,292,383
(3 mo. LIBOR US + 1.06%), 3.56%, 04/23/27(b)	829	793,789
(3 mo. LIBOR US + 1.07%), 3.97%, 03/05/29(b)	829	791,274
(3 mo. LIBOR US + 1.09%), 3.09%, 10/01/25(b)	829	802,029
(3 mo. LIBOR US + 1.18%), 3.19%, 07/23/30(b)	1,214	1,088,755
(3 mo. LIBOR US + 1.19%), 2.88%, 10/22/30(b)	829	726,650
(3 mo. LIBOR US + 1.21%), 3.97%, 02/07/30(b)	1,249	1,181,227

S C H E D U L E O F I N V E S T M E N T S	10

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares U.S. Intermediate Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
Bank of America Corp. (continued)
(3 mo. LIBOR US + 1.31%), 4.27%, 07/23/29(b)	$1,201	$1,160,995
(3 mo. LIBOR US + 1.37%), 3.59%, 07/21/28(b)	413	390,204
(3 mo. LIBOR US + 1.51%), 3.71%, 04/24/28(b)	829	790,486
(3 mo. LIBOR US + 1.58%), 3.82%, 01/20/28(b)	1,659	1,597,114
(5 year CMT + 1.20%), 2.48%, 09/21/36(b)	829	646,761
(5 year CMT + 2.00%), 3.85%, 03/08/37(b)	800	697,147
Series L, 3.95%, 04/21/25	1,037	1,019,713
Series L, 4.18%, 11/25/27	829	814,038
Series N, (1 day SOFR + 0.91%), 1.66%, 03/11/27(b)	1,409	1,272,430
Series N, (1 day SOFR + 1.22%), 2.65%, 03/11/32(b)	1,409	1,187,738
Bank of Nova Scotia
3.40%, 02/11/24	829	816,843
0.65%, 07/31/24	348	326,973
5.25%, 12/06/24	600	604,729
1.45%, 01/10/25	413	387,372
2.20%, 02/03/25	459	436,513
3.45%, 04/11/25	1,172	1,138,086
4.50%, 12/16/25	163	161,062
1.35%, 06/24/26	259	231,854
2.70%, 08/03/26	413	386,448
1.30%, 09/15/26	1,160	1,028,000
1.95%, 02/02/27(a)	829	746,672
2.15%, 08/01/31	829	681,166
2.45%, 02/02/32	829	695,392
Barclays PLC
4.38%, 01/12/26	1,310	1,283,555
5.20%, 05/12/26	1,178	1,173,258
4.34%, 01/10/28	700	676,635
4.84%, 05/09/28	478	461,763
(1 year CMT + 1.05%), 2.28%, 11/24/27(b)	478	428,485
(1 year CMT + 1.20%), 2.67%, 03/10/32(b)	1,310	1,059,407
(1 year CMT + 1.30%), 2.89%, 11/24/32(b)	500	408,180
(1 year CMT + 2.30%), 5.30%, 08/09/26(b)	200	200,013
(1 year CMT + 2.65%), 5.50%, 08/09/28(b)	700	704,733
(1 year CMT + 3.05%), 7.33%, 11/02/26(b)	1,700	1,784,731
(1 year CMT + 3.30%), 7.39%, 11/02/28(b)	500	542,302
(1 year CMT + 3.50%), 7.44%, 11/02/33(b)	500	563,354
(3 mo. LIBOR US + 1.61%), 3.93%, 05/07/25(b)	3,319	3,252,260
(3 mo. LIBOR US + 1.90%), 4.97%, 05/16/29(b)	845	824,267
(3 mo. LIBOR US + 3.05%), 5.09%, 06/20/30(b)	478	458,525
(5 year CMT + 2.90%), 3.56%, 09/23/35(b)	478	393,682
Cboe Global Markets, Inc.
1.63%, 12/15/30	159	129,428
3.00%, 03/16/32	579	505,055
Citigroup, Inc.
3.88%, 03/26/25	413	405,476
3.30%, 04/27/25(a)	100	96,912
4.40%, 06/10/25	1,813	1,798,829
5.50%, 09/13/25	829	840,417
3.70%, 01/12/26	829	809,773
4.60%, 03/09/26	620	616,375
3.40%, 05/01/26	413	397,775
3.20%, 10/21/26	1,173	1,111,382
4.30%, 11/20/26	97	95,304
4.45%, 09/29/27(a)	1,489	1,460,877
4.13%, 07/25/28	620	594,754
6.63%, 06/15/32	526	576,524
(1 day SOFR + 0.53%), 1.28%, 11/03/25(b)	366	341,294

Security	Par (000)	Value

Diversified Financial Services (continued)
Citigroup, Inc. (continued)
(1 day SOFR + 0.67%), 0.98%, 05/01/25(b)	$572	$541,696
(1 day SOFR + 0.69%), 2.01%, 01/25/26(b)	1,190	1,119,274
(1 day SOFR + 0.77%), 1.12%, 01/28/27(b)	974	867,795
(1 day SOFR + 0.77%), 1.46%, 06/09/27(b)	1,059	943,056
(1 day SOFR + 1.15%), 2.67%, 01/29/31(b)	829	713,524
(1 day SOFR + 1.17%), 2.56%, 05/01/32(b)	998	831,114
(1 day SOFR + 1.28%), 3.07%, 02/24/28(b)	829	770,599
(1 day SOFR + 1.35%), 3.06%, 01/25/33(b)	1,243	1,064,795
(1 day SOFR + 1.42%), 2.98%, 11/05/30(b)	829	729,045
(1 day SOFR + 1.53%), 3.29%, 03/17/26(b)	572	550,615
(1 day SOFR + 1.55%), 5.61%, 09/29/26(b)	840	853,486
(1 day SOFR + 1.89%), 4.66%, 05/24/28(b)	1,700	1,682,114
(1 day SOFR + 1.94%), 3.79%, 03/17/33(b)	2,977	2,696,951
(1 day SOFR + 2.11%), 2.57%, 06/03/31(b)	1,243	1,054,825
(1 day SOFR + 2.34%), 6.27%, 11/17/33(b)	1,500	1,633,537
(1 day SOFR + 2.84%), 3.11%, 04/08/26(b)	1,660	1,591,836
(1 day SOFR + 3.91%), 4.41%, 03/31/31(b)	1,990	1,908,800
(3 mo. LIBOR US + 0.90%), 3.35%, 04/24/25(b)	1,069	1,045,906
(3 mo. LIBOR US + 1.15%), 3.52%, 10/27/28(b)	859	804,635
(3 mo. LIBOR US + 1.19%), 4.08%, 04/23/29(b)	600	573,320
(3 mo. LIBOR US + 1.34%), 3.98%, 03/20/30(b)	973	915,033
(3 mo. LIBOR US + 1.39%), 3.67%, 07/24/28(b)	829	785,221
(3 mo. LIBOR US + 1.56%), 3.89%, 01/10/28(b)	829	796,054
Clorox Co., 3.10%, 10/01/27	413	389,402
CME Group, Inc.
3.00%, 03/15/25	286	278,431
3.75%, 06/15/28	179	175,674
2.65%, 03/15/32	321	281,328
Credit Suisse Group AG
3.75%, 03/26/25	1,637	1,536,208
4.55%, 04/17/26	1,474	1,369,341
Deutsche Bank AG
3.70%, 05/30/24(a)	140	138,842
4.10%, 01/13/26	288	280,716
1.69%, 03/19/26	400	365,029
(1 day SOFR + 1.13%), 1.45%, 04/01/25(b)	1,200	1,133,415
(1 day SOFR + 1.22%), 2.31%, 11/16/27(b)	667	589,509
(1 day SOFR + 1.32%), 2.55%, 01/07/28(b)	1,348	1,203,486
(1 day SOFR + 1.72%), 3.04%, 05/28/32(b)	455	371,877
(1 day SOFR + 1.87%), 2.13%, 11/24/26(b)	919	829,063
(1 day SOFR + 2.26%), 3.74%, 01/07/33(b)	950	750,504
(1 day SOFR + 2.58%), 3.96%, 11/26/25(b)	1,181	1,143,932
(1 day SOFR + 3.04%), 3.55%, 09/18/31(b)	1,159	1,007,027
(1 day SOFR + 3.18%), 6.72%, 01/18/29(b)	150	157,835
(1 day SOFR + 3.19%), 6.12%, 07/14/26(b)	500	505,504
GE Capital Funding LLC, 4.55%, 05/15/32(a)	800	790,710
Goldman Sachs Group, Inc.
3.63%, 02/20/24(a)	829	817,272
4.00%, 03/03/24	2,841	2,813,741
3.00%, 03/15/24	525	514,574
3.85%, 07/08/24	413	407,134
5.70%, 11/01/24	800	811,726
3.50%, 01/23/25	1,012	984,674
3.50%, 04/01/25	1,588	1,541,509
3.75%, 05/22/25	916	894,628
4.25%, 10/21/25	869	855,451
3.75%, 02/25/26	313	305,827
3.50%, 11/16/26	1,659	1,593,469
5.95%, 01/15/27(a)	163	169,511
3.85%, 01/26/27	1,659	1,603,376

11

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares U.S. Intermediate Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
Goldman Sachs Group, Inc. (continued)
2.60%, 02/07/30	$809	$703,635
3.80%, 03/15/30	1,006	945,137
(1 day SOFR + 0.80%), 1.43%, 03/09/27(b)	1,223	1,095,842
(1 day SOFR + 0.82%), 1.54%, 09/10/27(b)	1,659	1,464,874
(1 day SOFR + 0.91%), 1.95%, 10/21/27(b)	1,367	1,223,642
(1 day SOFR + 1.09%), 1.99%, 01/27/32(b)	1,210	968,497
(1 day SOFR + 1.11%), 2.64%, 02/24/28(b)	943	864,649
(1 day SOFR + 1.25%), 2.38%, 07/21/32(b)	1,623	1,328,909
(1 day SOFR + 1.26%), 2.65%, 10/21/32(b)	831	685,487
(1 day SOFR + 1.28%), 2.62%, 04/22/32(b)	1,518	1,268,375
(1 day SOFR + 1.41%), 3.10%, 02/24/33(b)	1,894	1,623,086
(1 day SOFR + 1.51%), 4.39%, 06/15/27(b)	620	607,731
(1 day SOFR + 1.73%), 4.48%, 08/23/28(b)	1,000	982,667
(1 day SOFR + 1.85%), 3.62%, 03/15/28(b)	470	447,574
(3 mo. LIBOR US + 1.16%), 3.81%, 04/23/29(b)	1,659	1,566,740
(3 mo. LIBOR US + 1.20%), 3.27%, 09/29/25(b)	829	803,301
(3 mo. LIBOR US + 1.30%), 4.22%, 05/01/29(b)	829	799,373
(3 mo. LIBOR US + 1.51%), 3.69%, 06/05/28(b)	1,023	975,369
Series VAR, (1 day SOFR + 0.79%), 1.09%, 12/09/26(b)	889	794,673
Hercules Capital, Inc., 3.38%, 01/20/27	130	114,795
HSBC Holdings PLC
4.30%, 03/08/26	478	468,119
3.90%, 05/25/26	2,489	2,404,216
4.38%, 11/23/26	1,310	1,289,577
4.95%, 03/31/30	886	888,773
(1 day SOFR + 0.71%), 0.98%, 05/24/25(b)	500	469,615
(1 day SOFR + 1.1%), 2.25%, 11/22/27(b)	818	734,228
(1 day SOFR + 1.19%), 2.80%, 05/24/32(b)	2,264	1,862,997
(1 day SOFR + 1.29%), 2.21%, 08/17/29(b)	800	678,594
(1 day SOFR + 1.40%), 2.63%, 11/07/25(b)	1,678	1,600,659
(1 day SOFR + 1.41%), 2.87%, 11/22/32(b)	1,310	1,073,145
(1 day SOFR + 1.54%), 1.65%, 04/18/26(b)	1,140	1,049,681
(1 day SOFR + 1.73%), 2.01%, 09/22/28(b)	478	413,449
(1 day SOFR + 2.11%), 4.76%, 06/09/28(b)	500	492,384
(1 day SOFR + 2.39%), 2.85%, 06/04/31(b)	1,310	1,108,488
(1 day SOFR + 2.53%), 4.76%, 03/29/33(b)	535	493,673
(1 day SOFR + 2.61%), 5.21%, 08/11/28(b)	900	904,350
(1 day SOFR + 2.87%), 5.40%, 08/11/33(b)	500	499,343
(1 day SOFR + 4.25%), 8.11%, 11/03/33(b)	500	573,585
(3 mo. LIBOR US + 1.21%), 3.80%, 03/11/25(b)	1,878	1,842,796
(3 mo. LIBOR US + 1.35%), 4.29%, 09/12/26(b)	2,489	2,423,873
(3 mo. LIBOR US + 1.53%), 4.58%, 06/19/29(b)	1,189	1,152,020
(3 mo. LIBOR US + 1.55%), 4.04%, 03/13/28(b)	989	948,141
(3 mo. LIBOR US + 1.61%), 3.97%, 05/22/30(b)	489	450,957
(1 day SOFR + 3.03%), 7.34%, 11/03/26(a)(b)	1,500	1,583,250
(1 day SOFR + 3.35%), 7.39%, 11/03/28(b)	1,805	1,967,651
Intercontinental Exchange, Inc.
3.65%, 05/23/25	243	239,308
3.75%, 12/01/25	923	905,402
4.00%, 09/15/27	1,145	1,129,863
4.35%, 06/15/29	953	944,666
2.10%, 06/15/30	637	538,864
1.85%, 09/15/32	610	480,190
JPMorgan Chase & Co.
3.88%, 02/01/24(a)	609	603,393
3.63%, 05/13/24	829	820,850
3.88%, 09/10/24	1,077	1,060,785
3.13%, 01/23/25(a)	1,036	1,007,012
3.90%, 07/15/25	1,866	1,836,670

Security	Par (000)	Value

Diversified Financial Services (continued)
JPMorgan Chase & Co. (continued)
3.30%, 04/01/26	$413	$398,498
3.20%, 06/15/26	829	795,000
2.95%, 10/01/26	1,239	1,180,375
7.63%, 10/15/26	413	455,691
4.13%, 12/15/26	163	161,356
4.25%, 10/01/27	413	408,933
3.63%, 12/01/27	829	796,338
(1 day SOFR + 0.49%), 0.77%, 08/09/25(b)	829	772,250
(1 day SOFR + 0.54%), 0.82%, 06/01/25(b)	1,081	1,017,546
(1 day SOFR + 0.61%), 1.56%, 12/10/25(b)	829	776,513
(1 day SOFR + 0.77%), 1.47%, 09/22/27(b)	829	734,412
(1 day SOFR + 0.89%), 1.58%, 04/22/27(b)	225	202,217
(1 day SOFR + 0.92%), 2.60%, 02/24/26(b)	572	544,201
(1 day SOFR + 0.98%), 3.85%, 06/14/25(b)	200	196,500
(1 day SOFR + 1.02%), 2.07%, 06/01/29(b)	1,160	1,005,143
(1 day SOFR + 1.07%), 5.55%, 12/15/25(b)	1,000	1,008,068
(1 day SOFR + 1.07%), 1.95%, 02/04/32(b)	1,659	1,333,196
(1 day SOFR + 1.16%), 2.30%, 10/15/25(b)	413	393,131
(1 day SOFR + 1.17%), 2.95%, 02/24/28(b)	534	495,501
(1 day SOFR + 1.18%), 2.55%, 11/08/32(b)	1,244	1,032,644
(1 day SOFR + 1.25%), 2.58%, 04/22/32(b)	1,000	841,705
(1 day SOFR + 1.26%), 2.96%, 01/25/33(b)	1,957	1,677,575
(1 day SOFR + 1.32%), 4.08%, 04/26/26(b)	2,194	2,155,131
(1 day SOFR + 1.51%), 2.74%, 10/15/30(b)	1,539	1,345,105
(1 day SOFR + 1.56%), 4.32%, 04/26/28(b)	2,298	2,252,286
(1 day SOFR + 1.75%), 4.57%, 06/14/30(b)	200	195,907
(1 day SOFR + 1.80%), 4.59%, 04/26/33(b)	898	871,719
(1 day SOFR + 1.85%), 2.08%, 04/22/26(b)	1,422	1,335,473
(1 day SOFR + 1.99%), 4.85%, 07/25/28(b)	3,000	2,999,240
(1 day SOFR + 2.04%), 2.52%, 04/22/31(b)	1,325	1,132,383
(1 day SOFR + 2.08%), 4.91%, 07/25/33(a)(b)	1,400	1,394,872
(1 day SOFR + 2.52%), 2.96%, 05/13/31(b)	1,659	1,439,268
(1 day SOFR + 2.58%), 5.72%, 09/14/33(b)	1,200	1,238,079
(1 day SOFR + 3.79%), 4.49%, 03/24/31(b)	1,659	1,619,557
(3 mo. LIBOR US + 0.95%), 3.51%, 01/23/29(b)	829	776,796
(3 mo. LIBOR US + 1.12%), 4.01%, 04/23/29(b)	919	881,105
(3 mo. LIBOR US + 1.16%), 3.22%, 03/01/25(b)	1,659	1,623,166
(3 mo. LIBOR US + 1.16%), 3.70%, 05/06/30(b)	829	772,034
(3 mo. LIBOR US + 1.26%), 4.20%, 07/23/29(b)	973	938,824
(3 mo. LIBOR US + 1.33%), 4.45%, 12/05/29(b)	1,023	997,725
(3 mo. LIBOR US + 1.34%), 3.78%, 02/01/28(b)	1,659	1,594,641
(3 mo. LIBOR US + 1.38%), 3.54%, 05/01/28(b)	1,450	1,372,804
(3 mo. SOFR + 0.58%), 0.97%, 06/23/25(b)	829	781,095
(3 mo. SOFR + 1.11%), 1.76%, 11/19/31(a)(b)	829	659,595
(3 mo. SOFR + 1.59%), 2.01%, 03/13/26(b)	1,077	1,013,153
Kimberly-Clark Corp.
2.75%, 02/15/26	413	395,224
2.00%, 11/02/31	225	188,331
Lloyds Banking Group PLC
4.50%, 11/04/24	1,310	1,297,155
4.45%, 05/08/25	600	591,808
4.65%, 03/24/26	1,200	1,180,284
4.38%, 03/22/28	478	463,947
4.55%, 08/16/28	1,310	1,277,329
(1 year CMT + 0.85%), 1.63%, 05/11/27(b)	800	710,936
(1 year CMT + 1.60%), 3.51%, 03/18/26(b)	235	226,123
(1 year CMT + 1.75%), 4.72%, 08/11/26(b)	600	591,575
(1 year CMT + 1.80%), 3.75%, 03/18/28(b)	478	454,235
(1 year CMT + 2.30%), 4.98%, 08/11/33(b)	500	488,300
(1 year CMT + 3.50%), 3.87%, 07/09/25(b)	478	468,151

S C H E D U L E O F I N V E S T M E N T S	12

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares U.S. Intermediate Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
Lloyds Banking Group PLC (continued)
(1 year CMT + 3.75%), 7.95%, 11/15/33(b)	$450	$514,088
(3 mo. LIBOR US + 1.21%), 3.57%, 11/07/28(b)	500	467,386
Mitsubishi UFJ Financial Group, Inc.
2.80%, 07/18/24	478	463,694
3.85%, 03/01/26	1,000	967,187
3.29%, 07/25/27(a)	829	782,112
3.96%, 03/02/28	829	800,952
3.74%, 03/07/29	1,659	1,572,550
2.56%, 02/25/30	1,310	1,128,468
2.05%, 07/17/30	1,310	1,075,095
(1 year CMT + 0.55%), 0.95%, 07/19/25(b)	1,883	1,764,860
(1 year CMT + 0.75%), 1.54%, 07/20/27(b)	1,500	1,327,605
(1 year CMT + 0.95%), 2.31%, 07/20/32(b)	1,310	1,061,952
(1 year CMT + 1.55%), 5.06%, 09/12/25(b)	480	479,413
(1 year CMT + 1.70%), 4.79%, 07/18/25(b)	1,500	1,492,223
(1 year CMT + 1.90%), 5.35%, 09/13/28(b)	455	461,683
(1 year CMT + 1.95%), 5.02%, 07/20/28(b)	500	500,452
(1 year CMT + 2.13%), 5.13%, 07/20/33(b)	500	502,119
(1 year CMT + 2.13%), 5.47%, 09/13/33(a)(b)	450	463,891
Mizuho Financial Group, Inc.
2.84%, 09/13/26(a)	800	742,018
3.17%, 09/11/27	478	445,615
2.56%, 09/13/31	1,310	1,048,803
(1 day SOFR + 1.36%), 2.56%, 09/13/25(b)	236	224,897
(1 day SOFR + 1.77%), 2.20%, 07/10/31(b)	478	389,441
(1 year CMT + 0.67%), 1.23%, 05/22/27(b)	1,310	1,151,744
(1 year CMT + 2.05%), 5.41%, 09/13/28(b)	400	408,858
(1 year CMT + 2.40%), 5.67%, 09/13/33(b)	300	309,904
(3 mo. LIBOR US + 1.13%), 3.15%, 07/16/30(b)	478	421,371
(3 mo. LIBOR US + 1.27%), 4.25%, 09/11/29(b)	600	574,352
Morgan Stanley
3.70%, 10/23/24	1,243	1,221,719
4.00%, 07/23/25	1,662	1,635,569
5.00%, 11/24/25	1,036	1,041,741
3.88%, 01/27/26	1,450	1,415,987
3.13%, 07/27/26	413	391,424
4.35%, 09/08/26	1,243	1,218,536
3.63%, 01/20/27	1,659	1,608,049
3.95%, 04/23/27	163	157,564
7.25%, 04/01/32	400	469,040
(1 day SOFR + 0.53%), 0.79%, 05/30/25(b)	1,212	1,137,998
(1 day SOFR + 0.56%), 1.16%, 10/21/25(b)	989	921,629
(1 day SOFR + 0.72%), 0.99%, 12/10/26(b)	1,493	1,328,539
(1 day SOFR + 0.86%), 1.51%, 07/20/27(b)	1,584	1,413,290
(1 day SOFR + 0.88%), 1.59%, 05/04/27(b)	1,059	950,993
(1 day SOFR + 0.94%), 2.63%, 02/18/26(b)	676	642,372
(1 day SOFR + 1.00%), 2.48%, 01/21/28(b)	1,181	1,076,773
(1 day SOFR + 1.02%), 1.93%, 04/28/32(b)	972	772,131
(1 day SOFR + 1.03%), 1.79%, 02/13/32(b)	1,642	1,299,032
(1 day SOFR + 1.14%), 2.70%, 01/22/31(b)	1,659	1,439,637
(1 day SOFR + 1.15%), 2.72%, 07/22/25(b)	500	482,782
(1 day SOFR + 1.16%), 3.62%, 04/17/25(b)	852	836,590
(1 day SOFR + 1.18%), 2.24%, 07/21/32(b)	913	742,607
(1 day SOFR + 1.2%), 2.51%, 10/20/32(b)	1,364	1,126,469
(1 day SOFR + 1.29%), 2.94%, 01/21/33(b)	1,662	1,419,384
(1 day SOFR + 1.36%), 2.48%, 09/16/36(b)	1,031	799,195
(1 day SOFR + 1.61%), 4.21%, 04/20/28(b)	454	440,816
(1 day SOFR + 1.67%), 4.68%, 07/17/26(b)	1,715	1,700,666
(1 day SOFR + 1.73%), 5.12%, 02/01/29(b)	395	399,402

Security	Par (000)	Value

Diversified Financial Services (continued)
Morgan Stanley (continued)
(1 day SOFR + 1.99%), 2.19%, 04/28/26(b)	$1,196	$1,123,956
(1 day SOFR + 2.08%), 4.89%, 07/20/33(b)	115	113,907
(1 day SOFR + 2.24%), 6.30%, 10/18/28(b)	1,800	1,902,977
(1 day SOFR + 2.56%), 6.34%, 10/18/33(b)	1,000	1,099,293
(1 day SOFR + 2.62%), 5.30%, 04/20/37(b)	546	529,522
(1 day SOFR + 3.12%), 3.62%, 04/01/31(b)	1,186	1,090,906
(3 mo. LIBOR US + 1.14%), 3.77%, 01/24/29(b)	1,189	1,130,152
(3 mo. LIBOR US + 1.34%), 3.59%, 07/22/28(b)	1,866	1,765,199
(3 mo. LIBOR US + 1.63%), 4.43%, 01/23/30(b)	1,020	993,971
Series F, 3.88%, 04/29/24	163	161,472
Series I, (1 day SOFR + 0.75%), 0.86%, 10/21/25(b)	550	509,714
Nasdaq, Inc.
3.85%, 06/30/26	496	484,082
1.65%, 01/15/31	243	192,385
NatWest Group PLC
4.80%, 04/05/26	478	476,369
(1 year CMT + 0.90%), 1.64%, 06/14/27(b)	1,100	977,779
(1 year CMT + 2.27%), 5.52%, 09/30/28(b)	525	535,439
(1 year CMT + 2.85%), 7.47%, 11/10/26(b)	800	846,261
(3 mo. LIBOR US + 1.75%), 4.89%, 05/18/29(b)	728	718,415
(3 mo. LIBOR US + 1.76%), 4.27%, 03/22/25(b)	478	471,833
(3 mo. LIBOR US + 1.87%), 4.45%, 05/08/30(b)	478	455,441
(3 mo. LIBOR US + 1.91%), 5.08%, 01/27/30(b)	478	472,075
(5 year CMT + 2.10%), 3.75%, 11/01/29(b)	1,725	1,619,761
ORIX Corp.
5.00%, 09/13/27	200	204,141
2.25%, 03/09/31	413	338,345
4.00%, 04/13/32	313	290,607
5.20%, 09/13/32	200	204,080
Rexford Industrial Realty LP
2.13%, 12/01/30	329	268,757
2.15%, 09/01/31	366	292,855
Sumitomo Mitsui Financial Group, Inc.
2.45%, 09/27/24	1,310	1,257,858
2.35%, 01/15/25	1,310	1,245,308
1.47%, 07/08/25	1,310	1,203,421
3.78%, 03/09/26	2,489	2,424,012
2.63%, 07/14/26	829	769,664
1.40%, 09/17/26	982	868,165
3.01%, 10/19/26	163	152,253
3.36%, 07/12/27	829	785,210
3.35%, 10/18/27	413	390,185
3.54%, 01/17/28	309	294,888
1.90%, 09/17/28(a)	982	839,497
3.04%, 07/16/29	440	393,389
3.20%, 09/17/29	413	365,402
2.72%, 09/27/29	478	412,818
5.71%, 01/13/30	1,000	1,040,816
2.13%, 07/08/30	1,310	1,082,902
1.71%, 01/12/31	235	184,808
2.22%, 09/17/31	400	325,388
5.77%, 01/13/33	650	687,622

		357,726,225

Diversified Telecommunication Services — 1.6%
AT&T, Inc.
0.90%, 03/25/24	1,659	1,587,069
1.70%, 03/25/26(a)	2,654	2,435,885
4.25%, 03/01/27(a)	2,000	1,989,319

13

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares U.S. Intermediate Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Telecommunication Services (continued)
AT&T, Inc. (continued)
2.30%, 06/01/27	$900	$822,541
1.65%, 02/01/28	750	657,461
4.10%, 02/15/28	650	638,527
4.35%, 03/01/29	1,000	982,897
4.30%, 02/15/30	1,000	976,299
2.75%, 06/01/31	1,159	999,557
2.25%, 02/01/32	800	653,242
British Telecommunications PLC
5.13%, 12/04/28	478	479,418
9.63%, 12/15/30	1,076	1,356,987
Deutsche Telekom International Finance BV, 8.75%, 06/15/30	1,299	1,586,957
Telefonica Emisiones SA, 4.10%, 03/08/27	655	635,637
Telefonica Europe BV, 8.25%, 09/15/30	525	612,339
Verizon Communications, Inc.
0.75%, 03/22/24	276	263,496
3.50%, 11/01/24	613	600,721
3.38%, 02/15/25	539	524,891
0.85%, 11/20/25	551	498,348
1.45%, 03/20/26	583	530,941
2.63%, 08/15/26(a)	745	699,562
4.13%, 03/16/27	1,331	1,314,428
2.10%, 03/22/28	1,170	1,043,413
4.33%, 09/21/28	1,795	1,770,494
3.88%, 02/08/29	409	393,712
4.02%, 12/03/29	1,589	1,523,483
3.15%, 03/22/30	829	752,873
1.50%, 09/18/30	450	363,772
1.68%, 10/30/30	459	370,048
1.75%, 01/20/31	889	715,891
2.55%, 03/21/31	1,738	1,483,464
2.36%, 03/15/32	1,856	1,528,981

		30,792,653

Education — 0.0%
Yale University, Series 2020, 1.48%, 04/15/30	98	80,915

Electric Utilities — 4.6%
AEP Texas, Inc.
3.95%, 06/01/28	413	397,864
4.70%, 05/15/32(a)	130	129,483
AEP Transmission Co. LLC, 3.10%, 12/01/26	413	391,751
AES Corp.
1.38%, 01/15/26	829	747,374
2.45%, 01/15/31	413	341,450
Alabama Power Co.
3.75%, 09/01/27	300	293,367
3.05%, 03/15/32	600	535,623
3.94%, 09/01/32	300	285,300
Series 20-A, 1.45%, 09/15/30	179	144,130
Allegion U.S. Holding Co., Inc., 5.41%, 07/01/32	500	508,650
Ameren Corp.
2.50%, 09/15/24	525	505,228
1.95%, 03/15/27	637	573,200
3.50%, 01/15/31	829	759,690
Ameren Illinois Co., 3.85%, 09/01/32	200	192,117
American Electric Power Co., Inc.
2.03%, 03/15/24	313	302,453
5.75%, 11/01/27(a)	400	417,481
2.30%, 03/01/30	225	190,052

Security	Par (000)	Value

Electric Utilities (continued)
American Electric Power Co., Inc. (continued)
5.95%, 11/01/32(a)	$200	$214,953
Series J, 4.30%, 12/01/28	413	403,826
Series N, 1.00%, 11/01/25	413	371,908
Appalachian Power Co., Series BB, 4.50%, 08/01/32	200	194,496
Arizona Public Service Co.
3.15%, 05/15/25	163	156,556
2.60%, 08/15/29	413	356,051
2.20%, 12/15/31	129	102,486
6.35%, 12/15/32	300	327,715
Avangrid, Inc., 3.20%, 04/15/25	300	288,461
Baltimore Gas and Electric Co.
2.40%, 08/15/26	129	120,309
2.25%, 06/15/31	239	200,869
Berkshire Hathaway Energy Co.
3.50%, 02/01/25	28	27,394
4.05%, 04/15/25	409	403,851
3.25%, 04/15/28	413	392,125
3.70%, 07/15/30	413	394,256
1.65%, 05/15/31	699	561,248
Black Hills Corp.
3.95%, 01/15/26	130	125,925
3.05%, 10/15/29	342	300,768
CenterPoint Energy, Inc.
2.50%, 09/01/24	350	336,763
1.45%, 06/01/26	156	140,971
2.95%, 03/01/30	129	114,409
2.65%, 06/01/31(a)	670	573,208
Cleco Corporate Holdings LLC, 3.74%, 05/01/26	413	393,984
CMS Energy Corp.
3.45%, 08/15/27	129	121,898
(5 year CMT + 4.12%), 4.75%, 06/01/50(b)	200	181,892
Commonwealth Edison Co.
2.55%, 06/15/26	163	153,450
3.70%, 08/15/28(a)	413	398,211
4.90%, 02/01/33	120	123,660
Connecticut Light and Power Co.
Series A, 3.20%, 03/15/27	413	396,775
Series A, 2.05%, 07/01/31	660	554,679
Consolidated Edison Co. of New York, Inc.
3.80%, 05/15/28	413	400,404
2.40%, 06/15/31(a)	829	708,212
Series 20A, 3.35%, 04/01/30	193	179,150
Series D, 4.00%, 12/01/28	413	404,786
Constellation Energy Generation LLC, 3.25%, 06/01/25	350	336,830
Consumers Energy Co.
4.65%, 03/01/28	250	253,516
3.60%, 08/15/32	255	239,370
Dominion Energy South Carolina, Inc., Series A, 2.30%, 12/01/31	130	108,891
Dominion Energy, Inc.
3.07%, 08/15/24(e)	413	400,747
3.90%, 10/01/25	259	253,935
5.38%, 11/15/32	500	514,418
Series A, 1.45%, 04/15/26	130	117,360
Series A, 4.35%, 08/15/32(a)	500	483,902
Series C, 3.38%, 04/01/30	493	449,256

S C H E D U L E O F I N V E S T M E N T S	14

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares U.S. Intermediate Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric Utilities (continued)
Dominion Energy, Inc. (continued)
Series C, 2.25%, 08/15/31(a)	$388	$322,035
DTE Electric Co.
3.65%, 03/15/24	129	127,330
Series A, 1.90%, 04/01/28	413	366,916
Series A, 3.00%, 03/01/32	279	248,691
DTE Energy Co.
4.22%, 11/01/24(e)	200	197,668
2.95%, 03/01/30	79	69,506
Series C, 2.53%, 10/01/24(a)(e)	229	219,863
Series C, 3.40%, 06/15/29	581	531,963
Series F, 1.05%, 06/01/25	741	678,495
Duke Energy Carolinas LLC
2.45%, 08/15/29	400	352,446
2.45%, 02/01/30	329	288,573
2.55%, 04/15/31	225	194,389
2.85%, 03/15/32	458	400,863
4.95%, 01/15/33	240	246,448
Series A, 6.00%, 12/01/28	413	447,552
Duke Energy Corp.
3.75%, 04/15/24(a)	413	407,523
0.90%, 09/15/25	222	200,866
2.65%, 09/01/26	413	386,193
3.15%, 08/15/27	413	388,678
4.30%, 03/15/28	180	177,393
2.45%, 06/01/30	306	261,752
2.55%, 06/15/31	829	703,265
4.50%, 08/15/32	200	194,692
(5 year CMT + 2.32%), 3.25%, 01/15/82(b)	516	421,602
Duke Energy Florida LLC
2.50%, 12/01/29	286	252,506
1.75%, 06/15/30	388	321,388
2.40%, 12/15/31	679	576,803
Duke Energy Progress LLC
3.70%, 09/01/28(a)	300	290,391
3.45%, 03/15/29	413	390,437
2.00%, 08/15/31	26	21,369
3.40%, 04/01/32	313	286,487
Edison International
3.55%, 11/15/24	113	109,973
4.70%, 08/15/25	300	295,560
5.75%, 06/15/27	201	206,067
4.13%, 03/15/28	179	170,105
6.95%, 11/15/29	245	265,992
Emera U.S. Finance LP
0.83%, 06/15/24	416	391,045
3.55%, 06/15/26	240	227,668
2.64%, 06/15/31	145	118,146
Entergy Arkansas LLC, 5.15%, 01/15/33	300	311,759
Entergy Corp.
0.90%, 09/15/25	549	493,299
2.95%, 09/01/26	829	781,685
1.90%, 06/15/28	329	286,285
2.80%, 06/15/30(a)	231	201,095
2.40%, 06/15/31	496	410,038
Entergy Louisiana LLC
5.59%, 10/01/24	500	506,137
5.40%, 11/01/24	139	141,414
1.60%, 12/15/30	243	193,461
Entergy Mississippi LLC, 2.85%, 06/01/28	413	379,292
Evergy Kansas Central, Inc., 2.55%, 07/01/26	288	269,448

Security	Par (000)	Value

Electric Utilities (continued)
Evergy Metro, Inc., 3.65%, 08/15/25	$97	$94,331
Evergy, Inc.
2.45%, 09/15/24	413	395,552
2.90%, 09/15/29	413	367,280
Eversource Energy
2.90%, 03/01/27	313	293,767
2.55%, 03/15/31	413	352,029
3.38%, 03/01/32(a)	313	282,323
Series H, 3.15%, 01/15/25(a)	59	57,062
Series L, 2.90%, 10/01/24	500	485,484
Series M, 3.30%, 01/15/28	143	135,540
Series O, 4.25%, 04/01/29	193	187,318
Series Q, 0.80%, 08/15/25	660	594,504
Series U, 1.40%, 08/15/26(a)	413	369,926
Exelon Corp.
3.95%, 06/15/25	620	610,163
3.40%, 04/15/26	620	595,656
4.05%, 04/15/30	829	798,195
Florida Power & Light Co.
2.85%, 04/01/25	557	537,047
3.13%, 12/01/25	413	399,744
2.45%, 02/03/32	519	447,748
Fortis, Inc., 3.06%, 10/04/26	829	778,350
Georgia Power Co.
4.70%, 05/15/32(a)	430	428,719
Series A, 2.20%, 09/15/24	129	123,900
Series B, 2.65%, 09/15/29	229	201,680
Interstate Power and Light Co.
3.25%, 12/01/24	163	158,475
4.10%, 09/26/28	225	220,746
IPALCO Enterprises, Inc., 4.25%, 05/01/30	179	165,522
ITC Holdings Corp., 3.25%, 06/30/26	129	122,463
MidAmerican Energy Co., 3.65%, 04/15/29	413	397,238
Mississippi Power Co., 3.95%, 03/30/28	300	289,107
National Rural Utilities Cooperative Finance Corp.
2.85%, 01/27/25	163	157,171
1.88%, 02/07/25	413	390,890
3.45%, 06/15/25	130	126,130
5.45%, 10/30/25	100	101,965
1.00%, 06/15/26	600	535,855
3.40%, 02/07/28	259	246,666
2.40%, 03/15/30	686	591,334
2.75%, 04/15/32	413	354,803
4.02%, 11/01/32	600	568,004
4.15%, 12/15/32	200	191,618
5.80%, 01/15/33	100	107,829
Series D, 1.00%, 10/18/24	620	580,831
Nevada Power Co., Series DD, 2.40%, 05/01/30	329	286,762
NextEra Energy Capital Holdings, Inc.
4.20%, 06/20/24	300	297,360
4.26%, 09/01/24	1,100	1,090,553
4.45%, 06/20/25	300	298,175
1.88%, 01/15/27	736	664,679
3.55%, 05/01/27	829	795,775
4.63%, 07/15/27	1,000	1,001,613
1.90%, 06/15/28	566	495,686
3.50%, 04/01/29	1,000	930,999
2.75%, 11/01/29	159	141,395
2.25%, 06/01/30	658	557,513
2.44%, 01/15/32	399	333,223
5.00%, 07/15/32	670	681,179

15

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares U.S. Intermediate Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric Utilities (continued)
Northern States Power Co., 2.25%, 04/01/31	$100	$85,752
Ohio Power Co., Series Q, 1.63%, 01/15/31	359	288,472
Oklahoma Gas and Electric Co, 5.40%, 01/15/33	200	209,207
Oklahoma Gas and Electric Co., 3.25%, 04/01/30	79	71,548
Oncor Electric Delivery Co. LLC
0.55%, 10/01/25	480	431,818
3.70%, 11/15/28	293	283,370
2.75%, 05/15/30	829	740,759
4.55%, 09/15/32	145	146,476
Pacific Gas and Electric Co.
4.95%, 06/08/25	500	494,964
3.45%, 07/01/25	800	763,825
3.15%, 01/01/26	659	623,952
5.45%, 06/15/27	500	502,006
2.10%, 08/01/27	483	423,762
3.30%, 12/01/27(a)	655	598,490
3.00%, 06/15/28	516	461,400
4.20%, 03/01/29	620	573,491
4.55%, 07/01/30	1,059	987,699
2.50%, 02/01/31	1,243	1,002,907
4.40%, 03/01/32	143	129,584
5.90%, 06/15/32	350	351,974
6.15%, 01/15/33	170	174,733
Potomac Electric Power Co., 3.60%, 03/15/24	163	160,897
Public Service Co. of Colorado
3.70%, 06/15/28	129	125,297
Series 35, 1.90%, 01/15/31	660	548,423
Series 38, 4.10%, 06/01/32(a)	150	145,882
Public Service Co. of Oklahoma
5.25%, 01/15/33	200	207,062
Series J, 2.20%, 08/15/31	413	341,156
Public Service Electric and Gas Co.
3.20%, 05/15/29	413	385,147
2.45%, 01/15/30	329	289,910
1.90%, 08/15/31	679	561,728
Public Service Enterprise Group, Inc.
2.88%, 06/15/24	829	806,075
0.80%, 08/15/25	209	189,196
Puget Energy, Inc.
3.65%, 05/15/25	163	156,214
2.38%, 06/15/28	329	290,243
4.10%, 06/15/30	413	380,943
4.22%, 03/15/32	279	254,844
San Diego Gas & Electric Co., Series VVV, 1.70%, 10/01/30	413	338,870
Sempra Energy
3.30%, 04/01/25(a)	610	590,525
3.40%, 02/01/28	359	340,361
3.70%, 04/01/29	159	149,988
(5 year CMT + 2.87%), 4.13%, 04/01/52(b)	413	361,516
Sierra Pacific Power Co., 2.60%, 05/01/26	136	127,999
Southern California Edison Co.
5.85%, 11/01/27	100	105,262
6.65%, 04/01/29	300	318,415
2.85%, 08/01/29	184	164,356
2.25%, 06/01/30	179	152,968
2.75%, 02/01/32(a)	413	357,499
5.95%, 11/01/32	75	81,638
Series C, 4.20%, 06/01/25	276	272,531
Series D, 4.70%, 06/01/27	300	301,430

Security	Par (000)	Value

Electric Utilities (continued)
Southern California Edison Co. (continued)
Series E, 3.70%, 08/01/25	$309	$300,929
Series G, 2.50%, 06/01/31	149	127,255
Series K, 0.98%, 08/01/24	350	329,461
Southern Co.
4.48%, 08/01/24(a)(e)	350	346,299
5.15%, 10/06/25	200	202,113
3.25%, 07/01/26	413	392,793
5.11%, 08/01/27(a)	500	508,629
Series A, 3.70%, 04/30/30	450	420,969
Series B, (5 year CMT + 3.73%), 4.00%, 01/15/51(b)	829	788,653
Southern Power Co., 4.15%, 12/01/25	650	639,961
Southwestern Electric Power Co., Series M, 4.10%, 09/15/28	179	173,457
Tampa Electric Co., 3.88%, 07/12/24(a)	65	63,817
Tucson Electric Power Co., 1.50%, 08/01/30	116	92,131
Union Electric Co.
2.95%, 06/15/27	129	122,435
2.15%, 03/15/32	179	147,168
Virginia Electric and Power Co.
2.30%, 11/15/31	413	347,429
2.40%, 03/30/32	130	109,745
Series A, 3.15%, 01/15/26	458	444,044
Series A, 3.50%, 03/15/27	620	598,152
Series A, 3.80%, 04/01/28	413	398,961
Series A, 2.88%, 07/15/29	55	49,891
Series B, 3.75%, 05/15/27	400	390,022
WEC Energy Group, Inc.
5.00%, 09/27/25	260	261,360
4.75%, 01/09/26	250	250,602
5.15%, 10/01/27(a)	500	511,091
4.75%, 01/15/28	250	251,284
Wisconsin Electric Power Co.
1.70%, 06/15/28	159	139,082
4.75%, 09/30/32	305	311,150
Wisconsin Power and Light Co.
3.00%, 07/01/29	129	117,089
1.95%, 09/16/31	194	157,477
3.95%, 09/01/32	400	381,310
Wisconsin Public Service Corp., 5.35%, 11/10/25	250	254,357
Xcel Energy, Inc.
3.30%, 06/01/25	218	210,714
3.35%, 12/01/26	413	394,471
1.75%, 03/15/27	413	371,617
4.00%, 06/15/28(a)	229	223,501
2.60%, 12/01/29	130	114,141
2.35%, 11/15/31	329	273,339
4.60%, 06/01/32	397	393,080

		86,612,059

Electrical Equipment — 0.1%
Eaton Corp., 4.15%, 03/15/33	100	96,706
Regal Rexnord Corp.
6.05%, 02/15/26	450	457,301
6.30%, 02/15/30(d)	500	509,832
Tyco Electronics Group SA, 2.50%, 02/04/32	55	47,241
Vontier Corp., 1.80%, 04/01/26	496	430,781

		1,541,861

S C H E D U L E O F I N V E S T M E N T S	16

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares U.S. Intermediate Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electronic Equipment, Instruments & Components — 0.4%
Amphenol Corp.
2.80%, 02/15/30	$829	$733,693
2.20%, 09/15/31	243	200,794
Arrow Electronics, Inc.
4.00%, 04/01/25	413	403,656
2.95%, 02/15/32	329	272,903
Avnet, Inc.
3.00%, 05/15/31	413	337,947
5.50%, 06/01/32(a)	130	128,122
CDW LLC/CDW Finance Corp.
5.50%, 12/01/24	620	619,454
2.67%, 12/01/26	660	593,393
4.25%, 04/01/28(a)	329	305,476
3.28%, 12/01/28	660	580,031
3.25%, 02/15/29	371	321,362
3.57%, 12/01/31	300	257,685
Keysight Technologies, Inc., 3.00%, 10/30/29	660	590,749
Rockwell Automation, Inc., 1.75%, 08/15/31	159	130,340
TD SYNNEX Corp.
1.25%, 08/09/24	300	281,952
1.75%, 08/09/26	829	722,566
2.38%, 08/09/28	179	149,552
2.65%, 08/09/31	413	328,830
Tyco Electronics Group SA, 4.50%, 02/13/26(c)	300	300,399
Vontier Corp., 2.40%, 04/01/28	200	164,282

		7,423,186

Energy Equipment & Services — 0.1%
Baker Hughes Holdings LLC/Baker Hughes Co.-Obligor, Inc.
2.06%, 12/15/26	566	515,132
3.34%, 12/15/27	371	351,683
3.14%, 11/07/29	243	220,666
Halliburton Co.
3.80%, 11/15/25	151	148,294
2.92%, 03/01/30(a)	329	293,793
NOV, Inc., 3.60%, 12/01/29	179	163,999
Schlumberger Investment SA, 2.65%, 06/26/30(a)	550	489,187

		2,182,754

Environmental, Maintenance & Security Service — 0.2%
Republic Services, Inc.
2.50%, 08/15/24	133	128,335
3.20%, 03/15/25	163	157,432
3.95%, 05/15/28	300	292,229
1.45%, 02/15/31	727	581,914
1.75%, 02/15/32	829	668,636
Waste Connections, Inc.
2.20%, 01/15/32	229	189,834
3.20%, 06/01/32	342	306,691
4.20%, 01/15/33	100	97,145
Waste Management, Inc.
0.75%, 11/15/25	179	162,282
3.15%, 11/15/27	829	790,616
2.00%, 06/01/29	159	138,457
1.50%, 03/15/31	829	672,285

		4,185,856

Equity Real Estate Investment Trusts (REITs) — 3.6%
Agree LP, 4.80%, 10/01/32	200	193,679
Alexandria Real Estate Equities, Inc.
4.30%, 01/15/26	620	613,353

Security	Par (000)	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Alexandria Real Estate Equities, Inc. (continued)
3.95%, 01/15/27	$413	$402,724
3.38%, 08/15/31	679	615,027
1.88%, 02/01/33	233	180,121
American Homes 4 Rent LP
4.25%, 02/15/28	200	191,698
4.90%, 02/15/29	129	125,517
3.63%, 04/15/32(a)	300	266,747
American Tower Corp.
5.00%, 02/15/24	389	388,807
3.38%, 05/15/24	259	253,410
2.95%, 01/15/25	413	397,473
2.40%, 03/15/25	483	457,995
1.60%, 04/15/26	421	380,475
1.45%, 09/15/26	191	169,227
3.38%, 10/15/26	413	391,956
2.75%, 01/15/27	359	330,864
3.65%, 03/15/27	201	190,951
1.50%, 01/31/28	243	205,616
3.95%, 03/15/29	413	388,752
3.80%, 08/15/29(a)	413	385,986
2.90%, 01/15/30	447	390,540
2.10%, 06/15/30	309	253,165
1.88%, 10/15/30	399	320,028
2.70%, 04/15/31	496	418,205
2.30%, 09/15/31	591	478,813
4.05%, 03/15/32(a)	366	339,122
AvalonBay Communities, Inc.
3.45%, 06/01/25	26	25,243
3.20%, 01/15/28	159	149,609
1.90%, 12/01/28	496	427,180
3.30%, 06/01/29	191	175,940
2.45%, 01/15/31	691	596,898
2.05%, 01/15/32	625	514,392
5.00%, 02/15/33(a)	75	77,939
Boston Properties LP
3.20%, 01/15/25	829	800,427
3.65%, 02/01/26	123	118,620
4.50%, 12/01/28	829	796,407
2.90%, 03/15/30	397	335,113
3.25%, 01/30/31(a)	829	712,700
2.55%, 04/01/32	615	485,444
Brandywine Operating Partnership LP, 4.55%, 10/01/29	413	353,126
Brixmor Operating Partnership LP
3.65%, 06/15/24	620	602,009
3.85%, 02/01/25	300	290,701
4.13%, 06/15/26	163	156,451
4.13%, 05/15/29	286	264,517
2.50%, 08/16/31	495	396,190
Broadstone Net Lease LLC, 2.60%, 09/15/31	470	358,761
Camden Property Trust, 2.80%, 05/15/30	293	263,081
Corporate Office Properties LP
2.00%, 01/15/29	130	103,082
2.75%, 04/15/31	179	139,713
Crown Castle, Inc.
3.20%, 09/01/24	300	291,946
4.45%, 02/15/26	350	345,797
3.70%, 06/15/26	209	201,640
1.05%, 07/15/26(a)	409	360,884
4.00%, 03/01/27	829	804,089

17

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares U.S. Intermediate Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Crown Castle, Inc. (continued)
2.90%, 03/15/27	$430	$399,838
3.65%, 09/01/27	400	381,661
5.00%, 01/11/28	245	247,889
3.80%, 02/15/28	409	390,300
3.30%, 07/01/30	300	272,704
2.25%, 01/15/31	829	691,916
2.10%, 04/01/31	393	321,671
CubeSmart LP
2.25%, 12/15/28(a)	207	177,591
3.00%, 02/15/30	93	80,120
2.00%, 02/15/31	413	324,816
Digital Realty Trust LP
3.70%, 08/15/27	829	788,582
5.55%, 01/15/28(a)	685	699,939
3.60%, 07/01/29(a)	620	569,800
EPR Properties
4.50%, 04/01/25	130	125,457
4.75%, 12/15/26	225	210,174
4.50%, 06/01/27	225	205,219
4.95%, 04/15/28	225	203,455
3.75%, 08/15/29	225	186,979
Equinix, Inc.
2.63%, 11/18/24	691	663,568
1.25%, 07/15/25	393	359,793
1.00%, 09/15/25	829	748,873
1.45%, 05/15/26	325	291,585
2.90%, 11/18/26	64	59,594
1.55%, 03/15/28	691	588,617
2.00%, 05/15/28	308	267,680
3.20%, 11/18/29	374	338,550
2.15%, 07/15/30(a)	413	343,072
2.50%, 05/15/31	733	612,540
ERP Operating LP
3.25%, 08/01/27	413	388,844
3.50%, 03/01/28	179	169,039
3.00%, 07/01/29	607	549,480
2.50%, 02/15/30	333	289,682
1.85%, 08/01/31	229	185,600
Essex Portfolio LP
3.88%, 05/01/24	26	25,546
3.38%, 04/15/26	200	190,450
3.63%, 05/01/27	150	143,679
4.00%, 03/01/29	179	168,679
3.00%, 01/15/30	130	113,548
2.55%, 06/15/31	110	90,741
2.65%, 03/15/32(a)	300	247,433
Extra Space Storage LP
2.55%, 06/01/31	413	337,655
2.35%, 03/15/32	205	162,429
Federal Realty Investment Trust
3.25%, 07/15/27	413	386,599
3.50%, 06/01/30	660	588,343
GLP Capital LP/GLP Financing II, Inc.(a)
3.35%, 09/01/24	140	135,125
4.00%, 01/15/30	311	280,933
Healthcare Realty Holdings LP
3.75%, 07/01/27	500	473,907
3.10%, 02/15/30	229	199,576

Security	Par (000)	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Healthpeak Properties, Inc.
4.00%, 06/01/25(a)	$163	$160,020
1.35%, 02/01/27	113	100,508
2.13%, 12/01/28	350	303,769
3.50%, 07/15/29	243	223,386
3.00%, 01/15/30	438	389,119
5.25%, 12/15/32	130	132,580
Highwoods Realty LP
4.13%, 03/15/28	163	148,922
3.05%, 02/15/30	413	335,467
Host Hotels & Resorts LP
Series E, 4.00%, 06/15/25	123	119,884
Series H, 3.38%, 12/15/29	629	547,747
Series J, 2.90%, 12/15/31	329	262,221
Hudson Pacific Properties LP
3.95%, 11/01/27	300	263,465
4.65%, 04/01/29	179	155,923
Invitation Homes Operating Partnership LP
2.30%, 11/15/28	231	196,991
2.00%, 08/15/31	130	100,893
4.15%, 04/15/32(a)	496	454,849
Kilroy Realty LP
4.25%, 08/15/29	160	142,832
3.05%, 02/15/30	179	146,875
2.50%, 11/15/32	308	227,703
Kimco Realty OP LLC
3.30%, 02/01/25	288	279,470
2.80%, 10/01/26	413	384,067
2.25%, 12/01/31	163	130,912
4.60%, 02/01/33	260	251,476
Life Storage LP
4.00%, 06/15/29	129	119,366
2.20%, 10/15/30	61	49,123
2.40%, 10/15/31	355	284,549
Mid-America Apartments LP
1.10%, 09/15/26	198	174,921
3.60%, 06/01/27(a)	413	399,771
3.95%, 03/15/29	413	399,981
2.75%, 03/15/30	163	145,437
1.70%, 02/15/31	126	101,819
National Retail Properties, Inc.(a)
4.30%, 10/15/28	129	123,080
2.50%, 04/15/30	200	168,859
Omega Healthcare Investors, Inc.
4.50%, 01/15/25	150	146,641
4.50%, 04/01/27	163	157,250
4.75%, 01/15/28	413	396,512
3.63%, 10/01/29	496	428,461
Phillips Edison Grocery Center Operating Partnership I LP, 2.63%, 11/15/31	95	72,928
Physicians Realty LP, 2.63%, 11/01/31	413	344,092
Piedmont Operating Partnership LP, 3.15%, 08/15/30	413	324,572
Prologis LP, 4.63%, 01/15/33(a)	465	468,796
Public Storage
1.50%, 11/09/26	657	594,180
1.85%, 05/01/28	198	174,522
1.95%, 11/09/28	642	563,590
2.30%, 05/01/31	219	186,687
2.25%, 11/09/31	408	342,591

S C H E D U L E O F I N V E S T M E N T S	18

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares U.S. Intermediate Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Rayonier LP, 2.75%, 05/17/31	$591	$490,983
Realty Income Corp.
0.75%, 03/15/26	475	420,143
4.13%, 10/15/26	829	815,199
3.00%, 01/15/27	829	781,009
3.95%, 08/15/27	413	402,966
3.40%, 01/15/28	413	393,015
3.25%, 06/15/29	207	190,557
3.10%, 12/15/29	413	375,325
4.85%, 03/15/30	40	40,070
3.25%, 01/15/31	554	499,692
2.85%, 12/15/32	179	153,029
Regency Centers LP
2.95%, 09/15/29	179	155,187
3.70%, 06/15/30	413	374,045
Sabra Health Care LP
3.90%, 10/15/29	129	110,293
3.20%, 12/01/31	413	319,015
Safehold Operating Partnership LP, 2.80%, 06/15/31	129	102,654
Simon Property Group LP
2.00%, 09/13/24	862	825,854
3.38%, 10/01/24	413	403,816
3.50%, 09/01/25	500	485,527
3.30%, 01/15/26	293	281,622
1.38%, 01/15/27	579	516,288
3.38%, 06/15/27	620	589,562
2.45%, 09/13/29	413	358,338
2.65%, 07/15/30	829	719,775
2.25%, 01/15/32	579	470,710
2.65%, 02/01/32	229	193,361
SITE Centers Corp., 4.25%, 02/01/26	163	156,994
Spirit Realty LP
3.20%, 01/15/27	79	71,940
4.00%, 07/15/29	350	315,414
3.40%, 01/15/30	413	357,482
STORE Capital Corp., 2.70%, 12/01/31	413	311,425
Sun Communities Operating LP
2.30%, 11/01/28(a)	231	199,076
2.70%, 07/15/31	307	252,748
4.20%, 04/15/32	201	184,196
5.70%, 01/15/33	250	254,410
Tanger Properties LP, 3.88%, 07/15/27	79	73,808
UDR, Inc.
4.40%, 01/26/29	129	124,357
3.20%, 01/15/30(a)	413	374,741
3.00%, 08/15/31(a)	413	359,894
Ventas Realty LP
3.50%, 04/15/24	179	175,060
2.65%, 01/15/25	538	513,408
4.13%, 01/15/26	186	182,512
3.25%, 10/15/26	413	388,896
4.00%, 03/01/28	243	230,444
3.00%, 01/15/30	229	199,996
4.75%, 11/15/30(a)	179	174,480
2.50%, 09/01/31	579	472,681
VICI Properties LP
4.38%, 05/15/25	64	62,581
4.75%, 02/15/28	558	540,327
4.95%, 02/15/30(a)	500	483,525

Security	Par (000)	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Vornado Realty LP
3.50%, 01/15/25	$163	$154,782
2.15%, 06/01/26	200	172,747
Welltower OP LLC
3.63%, 03/15/24	413	406,202
4.00%, 06/01/25	1,036	1,012,889
4.25%, 04/01/26	288	282,211
2.05%, 01/15/29	162	136,125
4.13%, 03/15/29	229	215,974
3.10%, 01/15/30	829	724,200
2.75%, 01/15/31	209	175,313
2.80%, 06/01/31	282	235,102
2.75%, 01/15/32	413	337,402
3.85%, 06/15/32	231	207,105
Weyerhaeuser Co.
4.00%, 11/15/29	829	786,325
7.38%, 03/15/32	145	167,439
WP Carey, Inc.
3.85%, 07/15/29	393	367,504
2.45%, 02/01/32	572	466,862

		68,960,840

Food & Staples Retailing — 1.5%
Ahold Finance USA LLC, 6.88%, 05/01/29	179	191,587
Campbell Soup Co.
3.30%, 03/19/25	413	399,690
2.38%, 04/24/30(a)	159	136,708
Conagra Brands, Inc.
4.30%, 05/01/24	829	820,414
4.60%, 11/01/25(a)	829	823,306
1.38%, 11/01/27	323	276,452
4.85%, 11/01/28	500	500,898
Costco Wholesale Corp.
3.00%, 05/18/27	393	377,672
1.60%, 04/20/30	1,243	1,053,403
1.75%, 04/20/32	413	340,474
Dollar General Corp.
4.25%, 09/20/24	300	297,262
4.63%, 11/01/27(a)	270	269,913
3.50%, 04/03/30	400	368,843
5.00%, 11/01/32(a)	355	360,034
Dollar Tree, Inc.
4.00%, 05/15/25	400	392,590
4.20%, 05/15/28	829	814,986
2.65%, 12/01/31	413	347,958
General Mills, Inc.
3.65%, 02/15/24	413	407,464
3.20%, 02/10/27(a)	163	157,922
4.20%, 04/17/28	829	819,576
2.88%, 04/15/30	229	204,613
2.25%, 10/14/31(a)	579	484,815
Kellogg Co.
3.25%, 04/01/26	300	289,350
4.30%, 05/15/28	179	178,121
2.10%, 06/01/30	159	134,462
Kraft Heinz Foods Co.
3.00%, 06/01/26	994	946,116
3.88%, 05/15/27	702	683,891
4.63%, 01/30/29(a)	163	163,677
3.75%, 04/01/30	371	351,028
4.25%, 03/01/31	163	157,364

19

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares U.S. Intermediate Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food & Staples Retailing (continued)
Kraft Heinz Foods Co. (continued)
6.75%, 03/15/32	$130	$145,621
Kroger Co.
3.50%, 02/01/26	408	395,280
2.65%, 10/15/26	829	774,529
3.70%, 08/01/27(a)	413	399,187
4.50%, 01/15/29	229	225,899
2.20%, 05/01/30	193	162,296
1.70%, 01/15/31(a)	183	146,075
McCormick & Co., Inc.
0.90%, 02/15/26	308	274,810
2.50%, 04/15/30	209	179,496
1.85%, 02/15/31	64	51,237
Sysco Corp.
3.75%, 10/01/25	26	25,361
3.30%, 07/15/26	520	500,188
3.25%, 07/15/27	829	783,806
5.95%, 04/01/30	529	567,815
2.45%, 12/14/31(a)	413	346,470
Target Corp.
3.50%, 07/01/24	829	815,965
2.25%, 04/15/25	527	502,360
2.50%, 04/15/26	163	154,917
1.95%, 01/15/27	346	319,242
3.38%, 04/15/29	829	790,404
2.35%, 02/15/30	811	711,749
2.65%, 09/15/30	161	143,277
4.50%, 09/15/32(a)	400	403,421
4.40%, 01/15/33	250	249,939
Walgreens Boots Alliance, Inc.
3.80%, 11/18/24(a)	450	441,532
3.45%, 06/01/26	378	363,324
3.20%, 04/15/30(a)	159	141,302
Walmart, Inc.
3.30%, 04/22/24	550	542,108
2.85%, 07/08/24	1,000	978,690
3.90%, 09/09/25	1,300	1,293,097
1.05%, 09/17/26	156	139,806
5.88%, 04/05/27(a)	800	857,378
3.95%, 09/09/27	100	99,975
3.70%, 06/26/28	550	544,223
1.50%, 09/22/28	453	398,204
1.80%, 09/22/31	734	617,569
4.15%, 09/09/32	500	500,997

		28,738,138

Food Products — 0.5%
Archer-Daniels-Midland Co.
2.50%, 08/11/26	350	329,948
2.90%, 03/01/32	523	470,122
Bunge Ltd. Finance Corp.
3.75%, 09/25/27	179	171,933
2.75%, 05/14/31(a)	579	495,861
Hershey Co.
2.05%, 11/15/24	413	396,347
2.45%, 11/15/29(a)	413	368,090
Hormel Foods Corp., 1.70%, 06/03/28	277	245,808
Ingredion, Inc., 2.90%, 06/01/30	250	219,096
J M Smucker Co.
3.50%, 03/15/25(a)	336	326,897

Security	Par (000)	Value

Food Products (continued)
J M Smucker Co. (continued)
2.13%, 03/15/32	$179	$146,438
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.(d)
2.50%, 01/15/27	400	356,352
5.13%, 02/01/28	500	489,112
5.50%, 01/15/30	700	680,225
3.00%, 05/15/32	900	713,543
Mondelez International, Inc.
1.50%, 05/04/25	288	269,206
2.63%, 03/17/27	259	241,050
2.75%, 04/13/30	759	675,837
1.50%, 02/04/31	480	384,247
1.88%, 10/15/32	413	329,091
Pilgrim’s Pride Corp.(d)
4.25%, 04/15/31	300	260,250
3.50%, 03/01/32	360	293,364
Tyson Foods, Inc.
3.95%, 08/15/24	459	453,294
4.00%, 03/01/26	300	295,031
3.55%, 06/02/27	829	794,347

		9,405,489

Gas Utilities — 0.0%
Boardwalk Pipelines LP, 3.60%, 09/01/32	200	173,894

Health Care Equipment & Supplies — 1.0%
Abbott Laboratories
2.95%, 03/15/25	400	388,693
3.75%, 11/30/26	1,174	1,158,891
1.15%, 01/30/28(a)	438	381,102
1.40%, 06/30/30	366	302,644
Baxter International, Inc.
1.32%, 11/29/24	600	563,261
2.60%, 08/15/26	603	561,675
1.92%, 02/01/27(a)	502	453,099
2.27%, 12/01/28	446	390,098
3.95%, 04/01/30	413	388,458
2.54%, 02/01/32(a)	600	491,693
Becton Dickinson and Co.
3.36%, 06/06/24	374	366,522
3.73%, 12/15/24	282	276,957
3.70%, 06/06/27	701	681,712
2.82%, 05/20/30(a)	388	345,139
1.96%, 02/11/31	890	732,727
4.30%, 08/22/32	190	185,468
Boston Scientific Corp.
3.45%, 03/01/24	724	713,247
2.65%, 06/01/30(a)	829	735,825
Danaher Corp., 3.35%, 09/15/25	225	219,043
DH Europe Finance II Sarl
2.20%, 11/15/24	829	795,922
2.60%, 11/15/29(a)	366	329,102
GE HealthCare Technologies, Inc.(d)
5.55%, 11/15/24	260	262,222
5.60%, 11/15/25	620	630,220
5.65%, 11/15/27	300	310,831
5.86%, 03/15/30	500	530,628
5.91%, 11/22/32(a)	700	758,549
PerkinElmer, Inc.
0.85%, 09/15/24	350	327,554

S C H E D U L E O F I N V E S T M E N T S	20

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares U.S. Intermediate Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care Equipment & Supplies (continued)
PerkinElmer, Inc. (continued)
1.90%, 09/15/28	$430	$367,659
3.30%, 09/15/29	329	296,249
2.25%, 09/15/31	156	126,340
Smith & Nephew PLC, 2.03%, 10/14/30	360	294,050
STERIS Irish FinCo UnLtd Co., 2.70%, 03/15/31	334	286,052
Stryker Corp.
3.38%, 05/15/24	209	205,292
3.38%, 11/01/25	480	464,967
3.50%, 03/15/26	413	400,765
Thermo Fisher Scientific, Inc.
1.22%, 10/18/24	1,000	944,447
4.80%, 11/21/27	125	128,344
1.75%, 10/15/28	313	272,774
2.60%, 10/01/29	802	725,310
2.00%, 10/15/31	163	136,809
4.95%, 11/21/32	230	241,290
Zimmer Biomet Holdings, Inc.
3.55%, 04/01/25	700	681,370
2.60%, 11/24/31(a)	261	218,915

		19,071,915

Health Care Providers & Services — 2.0%
Aetna, Inc., 3.50%, 11/15/24	239	233,634
AmerisourceBergen Corp.
3.45%, 12/15/27	620	592,610
2.80%, 05/15/30	329	289,060
2.70%, 03/15/31	413	358,398
Ascension Health, Series B, 2.53%, 11/15/29	97	85,230
Baylor Scott & White Holdings, Series 2021, 1.78%, 11/15/30(a)	57	45,327
Bon Secours Mercy Health, Inc., 3.46%, 06/01/30	130	120,024
Cardinal Health, Inc.
3.50%, 11/15/24	163	159,077
3.75%, 09/15/25	413	402,001
3.41%, 06/15/27	829	789,405
Cedars-Sinai Health System, Series 2021, 2.29%, 08/15/31(a)	130	108,725
Centene Corp.
2.45%, 07/15/28	1,700	1,472,622
4.63%, 12/15/29	1,400	1,330,084
3.38%, 02/15/30	800	703,296
3.00%, 10/15/30	900	769,500
2.50%, 03/01/31	450	367,885
2.63%, 08/01/31	550	450,426
CHRISTUS Health, Series C, 4.34%, 07/01/28	100	98,042
CommonSpirit Health
2.76%, 10/01/24	1,862	1,799,097
1.55%, 10/01/25	120	110,595
3.35%, 10/01/29	338	303,402
2.78%, 10/01/30	230	196,115
Elevance Health, Inc.
3.50%, 08/15/24	163	159,501
3.35%, 12/01/24	350	341,882
2.38%, 01/15/25	603	576,218
5.35%, 10/15/25	220	223,528
4.90%, 02/08/26(c)	250	250,229
1.50%, 03/15/26	820	747,381
3.65%, 12/01/27	829	799,555
4.10%, 03/01/28	600	588,912
2.25%, 05/15/30	649	553,708
2.55%, 03/15/31(a)	579	500,586

Security	Par (000)	Value

Health Care Providers & Services (continued)
Elevance Health, Inc. (continued)
5.50%, 10/15/32(a)	$600	$637,381
4.75%, 02/15/33(c)	200	200,647
HCA, Inc.
5.00%, 03/15/24(a)	750	748,238
5.38%, 02/01/25	1,000	1,003,777
5.25%, 04/15/25	829	829,850
5.88%, 02/15/26	550	559,853
5.25%, 06/15/26	829	829,971
5.38%, 09/01/26	400	402,356
4.50%, 02/15/27	400	393,506
3.13%, 03/15/27(d)	942	875,734
5.63%, 09/01/28	550	559,737
5.88%, 02/01/29	600	617,143
4.13%, 06/15/29	620	589,325
3.50%, 09/01/30	500	448,164
2.38%, 07/15/31	829	673,341
3.63%, 03/15/32(a)(d)	775	688,183
Humana, Inc.
3.85%, 10/01/24	413	406,713
1.35%, 02/03/27	633	557,358
5.75%, 03/01/28(a)	115	120,053
3.70%, 03/23/29	288	271,546
3.13%, 08/15/29	413	372,576
2.15%, 02/03/32	384	311,740
Kaiser Foundation Hospitals, 3.15%, 05/01/27	413	395,278
McKesson Corp.
3.80%, 03/15/24	293	289,163
1.30%, 08/15/26	745	664,739
3.95%, 02/16/28	129	124,558
Ochsner LSU Health System of North Louisiana, Series 2021, 2.51%, 05/15/31	130	98,930
Providence St Joseph Health Obligated Group, Series 19A, 2.53%, 10/01/29	243	209,795
Sutter Health
Series 20A, 2.29%, 08/15/30	194	163,181
Series 20-A, 1.32%, 08/15/25	63	57,630
UnitedHealth Group, Inc.
2.38%, 08/15/24	312	301,711
5.00%, 10/15/24	900	909,093
3.75%, 07/15/25	829	817,627
5.15%, 10/15/25	50	50,975
1.25%, 01/15/26	136	125,279
3.10%, 03/15/26	413	399,300
1.15%, 05/15/26	824	745,942
3.45%, 01/15/27	413	401,854
3.38%, 04/15/27	829	801,489
2.95%, 10/15/27	350	330,232
5.25%, 02/15/28	75	78,190
3.85%, 06/15/28	829	809,625
4.00%, 05/15/29	350	343,194
2.88%, 08/15/29	416	379,955
5.30%, 02/15/30	800	841,135
2.00%, 05/15/30	236	201,400
2.30%, 05/15/31	948	815,496
4.20%, 05/15/32(a)	550	542,159
5.35%, 02/15/33	100	106,573

		38,627,750

Health Care Technology — 0.2%
Laboratory Corp. of America Holdings
3.25%, 09/01/24	229	223,137

21

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares U.S. Intermediate Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care Technology (continued)
Laboratory Corp. of America Holdings (continued)
2.30%, 12/01/24	$829	$789,476
1.55%, 06/01/26	425	382,929
3.60%, 09/01/27(a)	413	398,705
2.70%, 06/01/31	156	134,819
Quest Diagnostics, Inc.
4.25%, 04/01/24	163	161,848
3.50%, 03/30/25	305	296,366
4.20%, 06/30/29	163	159,112
2.95%, 06/30/30	350	312,121
2.80%, 06/30/31	329	285,807
Universal Health Services, Inc.
1.65%, 09/01/26	745	656,370
2.65%, 01/15/32	195	157,963

		3,958,653

Hotels, Restaurants & Leisure — 0.7%
Choice Hotels International, Inc., 3.70%, 12/01/29(a)	130	117,012
GLP Capital LP/GLP Financing II, Inc.
5.25%, 06/01/25	329	326,559
5.38%, 04/15/26	450	449,541
Hyatt Hotels Corp.
1.80%, 10/01/24	300	284,644
5.63%, 04/23/25	500	504,683
4.38%, 09/15/28	229	219,085
6.00%, 04/23/30	413	425,580
Marriott International, Inc.
5.00%, 10/15/27	210	211,935
Series EE, 5.75%, 05/01/25	502	510,527
Series FF, 4.63%, 06/15/30	829	808,619
Series GG, 3.50%, 10/15/32	400	353,422
Series R, 3.13%, 06/15/26	829	787,836
Series X, 4.00%, 04/15/28	829	796,221
McDonald’s Corp.
3.25%, 06/10/24	329	323,532
3.38%, 05/26/25	413	402,634
3.30%, 07/01/25	55	53,530
3.70%, 01/30/26	829	815,632
3.50%, 03/01/27	829	801,070
3.50%, 07/01/27	360	348,154
3.80%, 04/01/28(a)	829	809,377
3.60%, 07/01/30	315	297,528
4.60%, 09/09/32	400	403,052
Starbucks Corp.
3.80%, 08/15/25	829	814,803
4.00%, 11/15/28	413	403,314
3.55%, 08/15/29	336	317,436
2.25%, 03/12/30	829	715,490
2.55%, 11/15/30	660	575,250
3.00%, 02/14/32(a)	628	558,009

		13,434,475

Household Durables — 0.2%
DR Horton, Inc.
2.50%, 10/15/24	350	336,625
1.30%, 10/15/26	241	211,872
1.40%, 10/15/27(a)	179	152,931
Leggett & Platt, Inc.
3.80%, 11/15/24(a)	130	127,161
4.40%, 03/15/29	179	173,365

Security	Par (000)	Value

Household Durables (continued)
Lennar Corp.
4.75%, 05/30/25	$159	$157,109
4.75%, 11/29/27	309	304,807
MDC Holdings, Inc., 2.50%, 01/15/31	130	99,244
PulteGroup, Inc., 7.88%, 06/15/32	200	229,895
Toll Brothers Finance Corp.
4.88%, 11/15/25	26	25,541
4.88%, 03/15/27	225	219,526
4.35%, 02/15/28	225	211,571
3.80%, 11/01/29	225	202,117
Whirlpool Corp.
4.75%, 02/26/29(a)	250	248,242
2.40%, 05/15/31	159	131,821
4.70%, 05/14/32(a)	130	127,499

		2,959,326

Household Products — 0.0%
Church & Dwight Co., Inc.
2.30%, 12/15/31	129	107,653
5.60%, 11/15/32	50	53,735
Clorox Co., 4.60%, 05/01/32(a)	250	250,240
Kimberly-Clark Corp., 3.95%, 11/01/28	400	395,504

		807,132

Industrial Conglomerates — 0.0%
Pentair Finance SARL, 5.90%, 07/15/32	400	413,499

Insurance — 2.1%
Aegon NV, (6 mo. LIBOR US + 3.54%), 5.50%, 04/11/48(b)	300	285,921
Aflac, Inc.
1.13%, 03/15/26	129	116,406
2.88%, 10/15/26	620	586,811
Alleghany Corp., 3.63%, 05/15/30	579	548,440
Allstate Corp.
3.28%, 12/15/26	620	598,173
1.45%, 12/15/30(a)	193	153,036
American Equity Investment Life Holding Co., 5.00%, 06/15/27	200	197,352
American International Group, Inc.
4.13%, 02/15/24(a)	59	58,621
2.50%, 06/30/25	553	526,254
3.90%, 04/01/26	287	281,133
4.20%, 04/01/28	500	485,261
Aon Corp.
4.50%, 12/15/28	129	127,597
3.75%, 05/02/29	829	787,210
2.80%, 05/15/30	393	347,961
Aon Corp./Aon Global Holdings PLC
2.85%, 05/28/27	450	421,762
2.05%, 08/23/31	413	338,040
2.60%, 12/02/31	286	242,489
5.00%, 09/12/32	200	204,287
Aon Global Ltd.
3.50%, 06/14/24	829	813,962
3.88%, 12/15/25	496	485,882
Arch Capital Finance LLC, 4.01%, 12/15/26	179	177,449
Arthur J Gallagher & Co., 2.40%, 11/09/31(a)	413	339,024
Assurant, Inc.
3.70%, 02/22/30	150	132,635
2.65%, 01/15/32	143	110,405

S C H E D U L E O F I N V E S T M E N T S	22

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares U.S. Intermediate Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
Assured Guaranty U.S. Holdings, Inc., 5.00%, 07/01/24	$28	$27,988
Athene Holding Ltd.
6.15%, 04/03/30(a)	659	679,851
6.65%, 02/01/33	200	211,312
AXIS Specialty Finance PLC, 4.00%, 12/06/27	200	191,353
Berkshire Hathaway Finance Corp.
2.30%, 03/15/27(a)	637	599,717
1.85%, 03/12/30(a)	413	354,157
1.45%, 10/15/30	745	611,749
Berkshire Hathaway, Inc., 3.13%, 03/15/26	1,160	1,126,716
Brighthouse Financial, Inc., 5.63%, 05/15/30(a)	229	229,191
Brown & Brown, Inc.
2.38%, 03/15/31	829	667,657
4.20%, 03/17/32	156	142,660
Chubb INA Holdings, Inc.
3.35%, 05/15/24	413	406,131
3.15%, 03/15/25	829	803,947
3.35%, 05/03/26	657	636,598
1.38%, 09/15/30(a)	354	286,658
CNA Financial Corp.
4.50%, 03/01/26	288	287,016
3.90%, 05/01/29(a)	413	385,740
Corebridge Financial, Inc.(d)
3.50%, 04/04/25	425	410,740
3.65%, 04/05/27	475	453,997
3.85%, 04/05/29(a)	425	396,670
3.90%, 04/05/32	625	569,274
(5 year CMT + 3.85%), 6.88%, 12/15/52(a)(b)	350	348,159
Enstar Group Ltd., 3.10%, 09/01/31	591	456,606
Equitable Holdings, Inc.
4.35%, 04/20/28	829	807,584
5.59%, 01/11/33	350	358,347
F&G Annuities and Life, Inc., 7.40%, 01/13/28	100	102,491
Fairfax Financial Holdings Ltd.
4.63%, 04/29/30(a)	229	215,216
5.63%, 08/16/32(d)	300	292,003
Fidelity National Financial, Inc., 3.40%, 06/15/30	413	363,706
First American Financial Corp.
4.60%, 11/15/24	130	128,337
4.00%, 05/15/30(a)	200	182,569
2.40%, 08/15/31	142	110,450
Globe Life, Inc.
2.15%, 08/15/30	129	105,608
4.80%, 06/15/32	160	156,595
Hanover Insurance Group, Inc.
4.50%, 04/15/26	496	491,637
2.50%, 09/01/30	413	327,047
Hartford Financial Services Group, Inc., 2.80%, 08/19/29	413	368,705
Jackson Financial, Inc.
5.17%, 06/08/27(a)	200	202,291
3.13%, 11/23/31	179	145,975
Kemper Corp., 3.80%, 02/23/32	226	197,394
Lincoln National Corp., 3.80%, 03/01/28(a)	1,243	1,172,987
Loews Corp.
3.75%, 04/01/26	413	403,527
3.20%, 05/15/30	541	494,690
Manulife Financial Corp.
4.15%, 03/04/26(a)	413	407,878

Security	Par (000)	Value

Insurance (continued)
Manulife Financial Corp. (continued)
2.48%, 05/19/27	$179	$165,075
3.70%, 03/16/32	123	113,746
(5 year USD ICE Swap + 1.65%), 4.06%, 02/24/32(a)(b)	413	382,276
Markel Corp., 3.35%, 09/17/29	393	356,154
Marsh & McLennan Cos., Inc.
3.88%, 03/15/24	413	408,432
3.50%, 06/03/24	829	816,628
3.50%, 03/10/25	413	403,526
3.75%, 03/14/26	829	812,977
4.38%, 03/15/29	829	819,904
2.25%, 11/15/30	286	241,788
5.75%, 11/01/32	100	108,426
MetLife, Inc.
3.00%, 03/01/25	167	161,577
4.55%, 03/23/30(a)	829	841,890
Old Republic International Corp.
4.88%, 10/01/24	163	162,809
3.88%, 08/26/26	250	239,506
PartnerRe Finance B LLC, 3.70%, 07/02/29	200	186,608
Primerica, Inc., 2.80%, 11/19/31(a)	136	115,255
Principal Financial Group, Inc.
3.40%, 05/15/25	163	158,330
3.10%, 11/15/26	129	121,805
3.70%, 05/15/29	189	179,207
2.13%, 06/15/30(a)	229	192,647
Progressive Corp.
2.45%, 01/15/27	413	385,188
2.50%, 03/15/27(a)	194	181,177
4.00%, 03/01/29	225	220,491
3.00%, 03/15/32(a)	190	171,543
Prudential Financial, Inc.
1.50%, 03/10/26	179	163,475
3.88%, 03/27/28	577	565,522
(3 mo. LIBOR US + 2.67%), 5.70%, 09/15/48(b)	829	806,202
(3 mo. LIBOR US + 3.04%), 5.20%, 03/15/44(b)	288	282,652
(5 year CMT + 3.04%), 3.70%, 10/01/50(b)	329	283,249
(5 year CMT + 3.16%), 5.13%, 03/01/52(b)	393	366,630
(5 year CMT + 3.23%), 6.00%, 09/01/52(b)	500	498,786
Prudential PLC
3.13%, 04/14/30	829	747,393
3.63%, 03/24/32(a)	413	379,650
Reinsurance Group of America, Inc., 3.90%, 05/15/29	393	371,067
Stewart Information Services Corp., 3.60%, 11/15/31	180	142,036
Trinity Acquisition PLC, 4.40%, 03/15/26	413	406,648
Unum Group, 4.00%, 06/15/29(a)	129	121,504
Voya Financial, Inc., 3.65%, 06/15/26	288	276,849
Willis North America, Inc.
4.65%, 06/15/27	339	335,493
4.50%, 09/15/28	193	187,927

		39,567,083

Interactive Media & Services — 0.4%
Alphabet, Inc.
3.38%, 02/25/24	413	408,858
0.45%, 08/15/25	113	103,061
2.00%, 08/15/26	823	765,851
0.80%, 08/15/27	447	388,760

23

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares U.S. Intermediate Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Interactive Media & Services (continued)
Alphabet, Inc. (continued)
1.10%, 08/15/30	$1,038	$842,724
Baidu, Inc.
3.08%, 04/07/25	560	534,027
4.13%, 06/30/25(a)	478	464,200
eBay, Inc.
1.90%, 03/11/25	829	782,872
1.40%, 05/10/26	325	292,974
3.60%, 06/05/27	829	800,211
2.70%, 03/11/30(a)	829	728,615
2.60%, 05/10/31(a)	254	216,647
JD.com, Inc., 3.38%, 01/14/30	478	434,884
Weibo Corp.
3.50%, 07/05/24	350	338,472
3.38%, 07/08/30	300	250,500

		7,352,656

Internet & Direct Marketing Retail — 1.2%
Alibaba Group Holding Ltd.
3.60%, 11/28/24	982	955,535
3.40%, 12/06/27	978	915,799
2.13%, 02/09/31(a)	600	492,294
Amazon.com, Inc.
0.45%, 05/12/24	1,440	1,366,021
2.80%, 08/22/24	2,443	2,379,029
4.70%, 11/29/24	500	502,378
3.00%, 04/13/25	1,500	1,456,125
4.60%, 12/01/25	500	504,414
1.00%, 05/12/26	1,409	1,268,649
3.30%, 04/13/27	1,210	1,170,186
1.20%, 06/03/27	509	449,315
3.15%, 08/22/27(a)	1,431	1,368,159
4.55%, 12/01/27	500	506,348
1.65%, 05/12/28	1,409	1,242,238
3.45%, 04/13/29	552	530,743
4.65%, 12/01/29	500	508,824
1.50%, 06/03/30	839	697,662
2.10%, 05/12/31	1,159	987,405
3.60%, 04/13/32	1,726	1,642,145
4.70%, 12/01/32	500	511,851
Meta Platforms, Inc.
3.50%, 08/15/27	1,500	1,440,486
3.85%, 08/15/32	1,240	1,152,699

		22,048,305

Internet Software & Services — 0.2%
Booking Holdings, Inc.
3.60%, 06/01/26	343	333,411
4.63%, 04/13/30	829	832,277
Expedia Group, Inc.
5.00%, 02/15/26	413	413,301
3.80%, 02/15/28	620	586,040
3.25%, 02/15/30(a)	683	600,406
2.95%, 03/15/31	252	212,181
VeriSign, Inc.
5.25%, 04/01/25	179	179,512
4.75%, 07/15/27	179	177,447
2.70%, 06/15/31(a)	244	209,702

		3,544,277

Security	Par (000)	Value

IT Services — 1.1%
Broadridge Financial Solutions, Inc.
3.40%, 06/27/26	$201	$191,843
2.90%, 12/01/29	413	362,432
2.60%, 05/01/31	381	323,535
CGI, Inc.
1.45%, 09/14/26(a)	413	370,304
2.30%, 09/14/31	413	324,815
DXC Technology Co.
1.80%, 09/15/26	496	438,627
2.38%, 09/15/28(a)	329	283,383
Fidelity National Information Services, Inc.
0.60%, 03/01/24	421	401,259
4.50%, 07/15/25	300	296,925
1.15%, 03/01/26	492	438,778
4.70%, 07/15/27	85	84,512
1.65%, 03/01/28	562	483,981
2.25%, 03/01/31(a)	484	396,800
5.10%, 07/15/32(a)	280	280,751
Fiserv, Inc.
2.75%, 07/01/24	808	782,938
3.85%, 06/01/25	350	341,143
3.20%, 07/01/26	800	760,351
2.25%, 06/01/27(a)	393	357,594
4.20%, 10/01/28	829	804,591
3.50%, 07/01/29	1,364	1,270,370
2.65%, 06/01/30	291	253,682
Genpact Luxembourg SARL, 3.38%, 12/01/24	129	124,099
International Business Machines Corp.
3.63%, 02/12/24(a)	507	500,218
3.00%, 05/15/24	1,059	1,034,320
4.50%, 02/06/26(c)	300	300,321
3.45%, 02/19/26	700	680,709
3.30%, 05/15/26	1,243	1,199,473
3.30%, 01/27/27	655	629,125
1.70%, 05/15/27	881	789,263
4.15%, 07/27/27(a)	1,000	991,758
4.50%, 02/06/28(c)	300	300,728
3.50%, 05/15/29	1,119	1,051,691
1.95%, 05/15/30	459	385,758
4.40%, 07/27/32	1,000	982,942
5.88%, 11/29/32(a)	163	179,252
4.75%, 02/06/33(c)	300	300,859
Kyndryl Holdings, Inc.
2.05%, 10/15/26	300	258,649
3.15%, 10/15/31	260	190,949
Leidos, Inc.
3.63%, 05/15/25(a)	200	193,945
2.30%, 02/15/31	620	499,650
Verisk Analytics, Inc.
4.00%, 06/15/25	163	159,633
4.13%, 03/15/29	413	394,256

		20,396,212

Leisure Products — 0.1%
Hasbro, Inc.
3.00%, 11/19/24	413	399,056
3.55%, 11/19/26(a)	225	214,431
3.50%, 09/15/27	163	152,656
3.90%, 11/19/29	225	205,668

		971,811

S C H E D U L E O F I N V E S T M E N T S	24

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares U.S. Intermediate Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Life Sciences Tools & Services — 0.1%
Agilent Technologies, Inc.
2.75%, 09/15/29	$534	$473,673
2.30%, 03/12/31	572	479,840

		953,513

Machinery — 1.3%
Brunswick Corp.
2.40%, 08/18/31	194	146,833
4.40%, 09/15/32	329	284,511
Caterpillar Financial Services Corp.
2.85%, 05/17/24	1,659	1,621,169
3.30%, 06/09/24	163	159,965
2.15%, 11/08/24	374	359,473
4.90%, 01/17/25	500	505,272
3.40%, 05/13/25	1,300	1,269,265
3.65%, 08/12/25	400	392,212
0.80%, 11/13/25	829	752,123
4.80%, 01/06/26	200	202,671
1.15%, 09/14/26	745	666,443
1.70%, 01/08/27	413	379,066
3.60%, 08/12/27(a)	400	390,160
Caterpillar, Inc.
3.40%, 05/15/24	413	407,165
2.60%, 04/09/30	413	373,187
1.90%, 03/12/31	753	631,279
CNH Industrial Capital LLC
3.95%, 05/23/25	201	196,720
5.45%, 10/14/25	200	203,281
1.88%, 01/15/26	179	165,707
1.45%, 07/15/26	142	127,447
Deere & Co.
2.75%, 04/15/25	829	798,887
3.10%, 04/15/30	413	383,082
Dover Corp.
3.15%, 11/15/25	163	156,276
2.95%, 11/04/29	110	97,877
Flowserve Corp.
3.50%, 10/01/30	200	174,396
2.80%, 01/15/32	130	103,690
Fortive Corp., 3.15%, 06/15/26	413	391,606
IDEX Corp., 2.63%, 06/15/31	123	105,157
John Deere Capital Corp.
0.45%, 06/07/24	333	314,740
0.63%, 09/10/24	103	96,966
4.55%, 10/11/24(a)	1,300	1,301,520
2.05%, 01/09/25	179	170,840
1.25%, 01/10/25	413	388,579
3.40%, 06/06/25	135	131,778
4.05%, 09/08/25	85	84,229
3.40%, 09/11/25	500	486,774
4.80%, 01/09/26	100	101,297
0.70%, 01/15/26(a)	745	670,550
1.05%, 06/17/26	209	188,179
2.25%, 09/14/26	413	385,825
1.30%, 10/13/26(a)	425	380,980
1.70%, 01/11/27	193	175,958
4.15%, 09/15/27	950	946,409
3.05%, 01/06/28	225	215,894
4.75%, 01/20/28	100	102,118
1.50%, 03/06/28	163	142,375
3.35%, 04/18/29	279	264,116
2.80%, 07/18/29	520	473,590

Security	Par (000)	Value

Machinery (continued)
John Deere Capital Corp. (continued)
2.45%, 01/09/30	$225	$200,113
1.45%, 01/15/31	745	603,180
2.00%, 06/17/31	209	175,661
4.35%, 09/15/32	450	452,678
Kennametal, Inc., 2.80%, 03/01/31	100	81,143
nVent Finance SARL, 2.75%, 11/15/31(a)	120	97,947
Otis Worldwide Corp.
2.06%, 04/05/25	425	400,894
2.57%, 02/15/30	829	723,581
Stanley Black & Decker, Inc.(a)
4.25%, 11/15/28	179	174,443
2.30%, 03/15/30	829	701,315
(5 year CMT + 2.66%), 4.00%, 03/15/60(b)	496	437,058
Westinghouse Air Brake Technologies Corp.
4.40%, 03/15/24	413	407,757
3.20%, 06/15/25	413	390,744
4.95%, 09/15/28	413	410,248

		23,724,399

Media — 2.1%
Bell Telephone Co. of Canada or Bell Canada, Series US-5, 2.15%, 02/15/32	413	337,497
Charter Communications Operating LLC/Charter Communications Operating Capital
4.50%, 02/01/24	459	454,574
4.91%, 07/23/25	2,050	2,039,463
3.75%, 02/15/28(a)	413	384,877
4.20%, 03/15/28	500	475,589
2.25%, 01/15/29	399	334,452
5.05%, 03/30/29	829	807,710
2.80%, 04/01/31(a)	659	539,619
2.30%, 02/01/32	393	302,234
Comcast Corp.
3.70%, 04/15/24	829	819,535
3.38%, 08/15/25	623	605,581
3.95%, 10/15/25	1,036	1,021,079
5.25%, 11/07/25(a)	835	852,881
3.15%, 03/01/26	1,450	1,399,656
2.35%, 01/15/27	702	651,376
3.30%, 02/01/27	829	797,013
3.30%, 04/01/27	309	296,327
5.35%, 11/15/27	175	182,323
3.15%, 02/15/28	1,036	980,646
3.55%, 05/01/28	829	797,511
4.15%, 10/15/28	1,841	1,824,333
2.65%, 02/01/30	782	699,169
3.40%, 04/01/30(a)	648	607,993
4.25%, 10/15/30	479	473,562
1.95%, 01/15/31	699	585,028
1.50%, 02/15/31	714	577,154
5.50%, 11/15/32	200	215,301
Discovery Communications LLC
3.90%, 11/15/24	163	159,206
3.45%, 03/15/25	79	75,969
3.95%, 06/15/25	500	482,636
4.90%, 03/11/26(a)	272	269,742
3.95%, 03/20/28	512	478,522
4.13%, 05/15/29	300	275,788
3.63%, 05/15/30	400	351,851
FactSet Research Systems, Inc.(a)
2.90%, 03/01/27	140	130,740

25

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares U.S. Intermediate Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
FactSet Research Systems, Inc.(a) (continued)
3.45%, 03/01/32	$130	$114,308
Fox Corp.
3.05%, 04/07/25	300	289,063
4.71%, 01/25/29(a)	829	819,328
Grupo Televisa SAB, 4.63%, 01/30/26	200	196,537
Paramount Global
4.75%, 05/15/25	250	248,061
4.00%, 01/15/26	293	284,267
3.38%, 02/15/28(a)	413	379,992
3.70%, 06/01/28	413	381,842
4.95%, 01/15/31	829	764,497
4.20%, 05/19/32(a)	400	343,374
TCI Communications, Inc., 7.88%, 02/15/26	163	177,943
TELUS Corp.
3.70%, 09/15/27	400	385,727
3.40%, 05/13/32	360	319,241
Thomson Reuters Corp., 3.35%, 05/15/26	66	63,267
TWDC Enterprises 18 Corp.
3.15%, 09/17/25	107	103,128
3.00%, 02/13/26	130	124,930
1.85%, 07/30/26	829	761,282
2.95%, 06/15/27(a)	620	589,392
Walt Disney Co.
1.75%, 08/30/24	523	499,811
3.70%, 09/15/24	413	406,396
3.35%, 03/24/25	1,077	1,049,722
3.70%, 10/15/25	686	670,782
1.75%, 01/13/26(a)	496	459,393
3.38%, 11/15/26	143	137,566
2.20%, 01/13/28(a)	829	754,796
2.00%, 09/01/29(a)	413	356,885
3.80%, 03/22/30(a)	829	796,703
2.65%, 01/13/31	856	755,480
Warnermedia Holdings, Inc.(d)
3.43%, 03/15/24	1,119	1,095,206
3.64%, 03/15/25	613	591,110
3.76%, 03/15/27	1,351	1,266,180
4.05%, 03/15/29	802	736,084
4.28%, 03/15/32(a)	1,972	1,754,991
WPP Finance 2010, 3.75%, 09/19/24	163	159,477

		39,123,698

Metals & Mining — 0.5%
AngloGold Ashanti Holdings PLC, 3.75%, 10/01/30	478	423,030
ArcelorMittal SA
4.55%, 03/11/26	163	161,293
6.55%, 11/29/27	100	104,457
4.25%, 07/16/29(a)	225	215,515
6.80%, 11/29/32	400	420,465
Freeport-McMoRan, Inc.
4.55%, 11/14/24	413	408,111
5.00%, 09/01/27	329	325,247
4.13%, 03/01/28	413	391,654
4.38%, 08/01/28	329	313,463
5.25%, 09/01/29(a)	329	326,131
4.25%, 03/01/30	329	307,040
4.63%, 08/01/30	490	470,625
Newmont Corp.
2.80%, 10/01/29	245	215,597
2.25%, 10/01/30	413	344,580

Security	Par (000)	Value

Metals & Mining (continued)
Newmont Corp. (continued)
2.60%, 07/15/32	$300	$251,251
Nucor Corp.
3.95%, 05/23/25(a)	355	349,871
4.30%, 05/23/27	366	362,522
3.95%, 05/01/28	179	174,311
2.70%, 06/01/30	179	157,838
3.13%, 04/01/32(a)	209	186,026
Rio Tinto Finance USA Ltd., 7.13%, 07/15/28	829	934,463
Southern Copper Corp., 3.88%, 04/23/25	620	599,459
Steel Dynamics, Inc.
2.40%, 06/15/25	300	282,401
5.00%, 12/15/26(a)	161	159,808
1.65%, 10/15/27	413	357,418
3.25%, 01/15/31	213	191,883
Timken Co.
4.50%, 12/15/28	413	403,695
4.13%, 04/01/32	225	207,459
Vale Overseas Ltd.
6.25%, 08/10/26	279	289,895
3.75%, 07/08/30	829	738,059

		10,073,567

Mortgage Real Estate Investment Trusts (REITs) — 0.1%
Prologis LP
3.25%, 06/30/26(a)	413	398,061
2.88%, 11/15/29	447	401,958
1.75%, 07/01/30	243	199,829
1.75%, 02/01/31	191	156,177
2.25%, 01/15/32	210	175,615

		1,331,640

Multiline Retail — 0.1%
O’Reilly Automotive, Inc.
4.35%, 06/01/28	179	177,590
3.90%, 06/01/29	179	171,155
1.75%, 03/15/31	362	291,485
4.70%, 06/15/32(a)	400	399,172
TJX Cos., Inc., 2.25%, 09/15/26	343	319,252
Tractor Supply Co., 1.75%, 11/01/30	201	160,091

		1,518,745

Multi-Utilities — 0.4%
Atmos Energy Corp.
2.63%, 09/15/29	136	121,210
1.50%, 01/15/31(a)	179	144,476
CenterPoint Energy Resources Corp.
1.75%, 10/01/30	159	130,772
4.40%, 07/01/32	200	198,779
Duke Energy Corp.
5.00%, 12/08/25	65	65,468
5.00%, 12/08/27	210	213,429
Eastern Energy Gas Holdings LLC
3.60%, 12/15/24	108	104,768
Series A, 2.50%, 11/15/24	408	392,613
Exelon Corp., Series WI, 2.75%, 03/15/27	97	90,556
National Fuel Gas Co.
5.20%, 07/15/25	400	399,481
2.95%, 03/01/31	413	334,496
National Rural Utilities Cooperative Finance Corp., 4.80%, 03/15/28(a)	100	100,936
NiSource, Inc.
0.95%, 08/15/25	721	657,101

S C H E D U L E O F I N V E S T M E N T S	26

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares U.S. Intermediate Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Multi-Utilities (continued)
NiSource, Inc. (continued)
3.49%, 05/15/27(a)	$829	$795,521
2.95%, 09/01/29	829	742,600
3.60%, 05/01/30	450	416,180
1.70%, 02/15/31	366	291,034
ONE Gas, Inc., 1.10%, 03/11/24	168	161,039
Piedmont Natural Gas Co., Inc., 2.50%, 03/15/31	413	350,455
Public Service Electric and Gas Co., 4.90%, 12/15/32	480	499,188
Southern California Gas Co.
2.95%, 04/15/27	530	501,592
Series TT, 2.60%, 06/15/26	186	174,716
Series XX, 2.55%, 02/01/30	229	200,626
Southern Co. Gas Capital Corp., Series 20-A, 1.75%, 01/15/31	413	332,110
Southwest Gas Corp.
5.80%, 12/01/27	300	314,063
2.20%, 06/15/30	129	105,848
4.05%, 03/15/32	225	206,339

		8,045,396

Offshore Drilling & Other Services — 0.1%
Applied Materials, Inc.
3.90%, 10/01/25	103	101,671
3.30%, 04/01/27	829	800,965
1.75%, 06/01/30	213	178,838
KLA Corp.
4.65%, 11/01/24	67	66,721
4.10%, 03/15/29(a)	413	407,682
4.65%, 07/15/32(a)	240	243,749
Lam Research Corp.
3.80%, 03/15/25	150	147,724
1.90%, 06/15/30	679	570,919

		2,518,269

Oil, Gas & Consumable Fuels — 5.0%
Boardwalk Pipelines LP
4.45%, 07/15/27	189	183,872
4.80%, 05/03/29	413	406,760
BP Capital Markets America, Inc.
3.80%, 09/21/25	829	820,629
3.41%, 02/11/26(a)	409	397,987
3.12%, 05/04/26	288	276,802
3.02%, 01/16/27	373	354,539
3.54%, 04/06/27	179	173,806
3.94%, 09/21/28	413	405,283
4.23%, 11/06/28(a)	829	825,617
3.63%, 04/06/30(a)	829	789,549
1.75%, 08/10/30(a)	425	353,836
2.72%, 01/12/32(a)	413	360,954
BP Capital Markets PLC(a)
3.28%, 09/19/27	413	395,746
3.72%, 11/28/28	829	806,095
Burlington Resources LLC, 7.40%, 12/01/31	320	378,508
Canadian Natural Resources Ltd.
3.80%, 04/15/24	186	183,231
3.90%, 02/01/25	163	159,410
3.85%, 06/01/27	163	157,415
2.95%, 07/15/30(a)	413	361,179
Cenovus Energy, Inc., 2.65%, 01/15/32(a)	136	113,237

Security	Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Cheniere Corpus Christi Holdings LLC
5.88%, 03/31/25	$600	$605,782
5.13%, 06/30/27	593	597,466
3.70%, 11/15/29	413	387,848
Cheniere Energy Partners LP
4.50%, 10/01/29	600	562,872
4.00%, 03/01/31	300	269,148
3.25%, 01/31/32	500	417,415
Chevron Corp.
1.55%, 05/11/25	1,204	1,133,262
3.33%, 11/17/25	413	403,257
2.95%, 05/16/26	1,036	995,317
2.00%, 05/11/27	430	394,497
2.24%, 05/11/30	787	697,781
Chevron USA, Inc.
0.69%, 08/12/25	628	572,467
1.02%, 08/12/27(a)	541	473,875
3.85%, 01/15/28	243	240,106
CNOOC Finance 2014 ULC, Series 2014, 4.25%, 04/30/24	1,145	1,133,790
CNOOC Finance 2015 USA LLC, Series 2015, 4.38%, 05/02/28	1,310	1,303,385
CNOOC Petroleum North America ULC, 7.88%, 03/15/32	176	212,828
Columbia Pipeline Group, Inc., 4.50%, 06/01/25	163	161,571
Conoco Funding Co., 7.25%, 10/15/31	350	411,599
ConocoPhillips Co.
2.13%, 03/08/24	350	340,200
2.40%, 03/07/25	550	526,419
6.95%, 04/15/29	450	509,555
Continental Resources, Inc.
3.80%, 06/01/24	579	567,486
4.38%, 01/15/28	579	550,903
Coterra Energy, Inc., 4.38%, 03/15/29(a)	179	171,765
DCP Midstream Operating LP
5.38%, 07/15/25	330	329,332
5.63%, 07/15/27	200	202,983
5.13%, 05/15/29	250	249,165
3.25%, 02/15/32	160	138,319
Devon Energy Corp.
5.85%, 12/15/25	163	167,260
5.88%, 06/15/28(a)	538	551,320
4.50%, 01/15/30	538	520,106
Diamondback Energy, Inc.
3.50%, 12/01/29	829	755,965
3.13%, 03/24/31	120	104,752
6.25%, 03/15/33	120	127,711
Eastern Gas Transmission & Storage, Inc., 3.00%, 11/15/29	179	160,495
Enbridge Energy Partners LP, 5.88%, 10/15/25	193	196,860
Enbridge, Inc.
2.15%, 02/16/24	100	97,034
2.50%, 01/15/25(a)	163	155,301
2.50%, 02/14/25	59	56,140
1.60%, 10/04/26	381	340,468
4.25%, 12/01/26	829	811,926
3.70%, 07/15/27(a)	829	796,105
3.13%, 11/15/29	320	288,478
Energy Transfer LP
4.90%, 02/01/24	163	162,357

27

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares U.S. Intermediate Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Energy Transfer LP (continued)
4.25%, 04/01/24	$329	$325,303
4.05%, 03/15/25	829	812,609
2.90%, 05/15/25	457	435,989
4.75%, 01/15/26	829	821,577
4.20%, 04/15/27	829	801,031
4.00%, 10/01/27	300	287,321
5.55%, 02/15/28	290	294,707
4.95%, 05/15/28	829	818,197
4.95%, 06/15/28	393	390,762
5.25%, 04/15/29(a)	593	598,546
3.75%, 05/15/30	329	301,528
Enterprise Products Operating LLC
3.90%, 02/15/24	59	58,359
3.75%, 02/15/25	484	476,203
5.05%, 01/10/26	350	355,083
3.70%, 02/15/26	376	367,607
3.95%, 02/15/27	209	204,822
4.15%, 10/16/28	829	809,508
3.13%, 07/31/29	600	547,886
2.80%, 01/31/30	711	630,179
5.35%, 01/31/33	350	363,783
Series E, (3 mo. LIBOR US + 3.03%), 5.25%, 08/16/77(b)	620	541,223
EOG Resources, Inc., 4.38%, 04/15/30	829	826,473
EQT Corp.
6.13%, 02/01/25	538	543,283
3.90%, 10/01/27	660	626,129
5.70%, 04/01/28	55	55,650
5.00%, 01/15/29	130	126,018
7.00%, 02/01/30	371	394,599
Equinor ASA
3.70%, 03/01/24	163	161,331
3.25%, 11/10/24	413	404,524
2.88%, 04/06/25	409	395,372
3.13%, 04/06/30	829	769,944
2.38%, 05/22/30	829	730,131
Exxon Mobil Corp.
3.18%, 03/15/24	163	160,429
2.02%, 08/16/24	413	398,226
2.71%, 03/06/25	1,036	1,004,806
2.99%, 03/19/25	1,059	1,029,617
3.04%, 03/01/26	1,062	1,023,852
2.28%, 08/16/26	413	386,279
3.29%, 03/19/27	660	643,062
2.44%, 08/16/29	413	373,853
3.48%, 03/19/30	911	874,412
2.61%, 10/15/30	660	595,171
Hess Corp.
4.30%, 04/01/27	393	384,942
7.30%, 08/15/31	250	280,119
HF Sinclair Corp., 5.88%, 04/01/26	413	416,662
Kinder Morgan Energy Partners LP
4.15%, 02/01/24	829	821,078
4.30%, 05/01/24	413	409,973
4.25%, 09/01/24	100	98,767
Kinder Morgan, Inc.
4.30%, 06/01/25	739	731,033
1.75%, 11/15/26	215	192,870
4.30%, 03/01/28(a)	493	483,253
2.00%, 02/15/31	745	601,483

Security	Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Kinder Morgan, Inc. (continued)
7.75%, 01/15/32	$829	$963,289
4.80%, 02/01/33	200	193,395
Magellan Midstream Partners LP, 3.25%, 06/01/30(a)	225	203,441
Marathon Oil Corp.
4.40%, 07/15/27	829	809,834
6.80%, 03/15/32	229	245,474
Marathon Petroleum Corp.
3.63%, 09/15/24	55	54,004
4.70%, 05/01/25	829	827,347
3.80%, 04/01/28	179	169,484
MPLX LP
4.88%, 12/01/24	763	761,529
4.88%, 06/01/25	163	162,574
1.75%, 03/01/26	600	546,416
4.13%, 03/01/27	829	803,731
4.25%, 12/01/27	309	300,386
4.00%, 03/15/28	829	795,994
2.65%, 08/15/30	727	619,918
4.95%, 09/01/32	500	492,326
ONEOK Partners LP, 4.90%, 03/15/25	163	162,336
ONEOK, Inc.
2.75%, 09/01/24	355	342,515
5.85%, 01/15/26	229	234,640
4.55%, 07/15/28	413	403,548
4.35%, 03/15/29	829	790,978
3.40%, 09/01/29	829	743,263
6.35%, 01/15/31	229	243,303
6.10%, 11/15/32	300	315,459
Ovintiv Exploration, Inc., 5.38%, 01/01/26	251	252,538
Ovintiv, Inc.
8.13%, 09/15/30(a)	130	146,968
7.20%, 11/01/31	145	158,272
7.38%, 11/01/31(a)	413	459,913
Phillips 66
3.85%, 04/09/25	239	235,204
3.90%, 03/15/28	300	291,979
2.15%, 12/15/30	329	274,353
Phillips 66 Co.(d)
3.55%, 10/01/26	413	392,727
3.15%, 12/15/29(a)	305	275,443
Pioneer Natural Resources Co., 1.90%, 08/15/30	994	815,393
Plains All American Pipeline LP/PAA Finance Corp.
3.60%, 11/01/24	620	604,952
4.65%, 10/15/25	450	445,293
4.50%, 12/15/26	413	403,173
3.55%, 12/15/29	329	295,901
3.80%, 09/15/30	200	181,692
Sabine Pass Liquefaction LLC
5.75%, 05/15/24	655	658,762
5.63%, 03/01/25	829	836,393
5.88%, 06/30/26	829	847,708
5.00%, 03/15/27(a)	829	830,532
4.20%, 03/15/28	829	803,422
4.50%, 05/15/30(a)	809	785,292
Shell International Finance BV
2.00%, 11/07/24	829	795,442
3.25%, 05/11/25	1,036	1,011,766
2.88%, 05/10/26	593	565,806
2.50%, 09/12/26	829	781,556
3.88%, 11/13/28	829	815,204

S C H E D U L E O F I N V E S T M E N T S	28

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares U.S. Intermediate Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Shell International Finance BV (continued)
2.38%, 11/07/29	$829	$742,480
2.75%, 04/06/30	589	537,019
Spectra Energy Partners LP
4.75%, 03/15/24	163	162,351
3.50%, 03/15/25	163	157,880
3.38%, 10/15/26	829	788,142
Targa Resources Corp., 4.20%, 02/01/33	374	338,938
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
6.50%, 07/15/27	329	336,764
5.00%, 01/15/28(a)	329	320,887
6.88%, 01/15/29	329	337,880
5.50%, 03/01/30	496	483,907
4.88%, 02/01/31	496	463,673
4.00%, 01/15/32	496	433,110
TC PipeLines LP
4.38%, 03/13/25	163	160,634
3.90%, 05/25/27	27	25,989
TotalEnergies Capital International SA
3.75%, 04/10/24	829	820,720
2.43%, 01/10/25	400	385,099
3.46%, 02/19/29	489	465,716
2.83%, 01/10/30	500	454,965
TotalEnergies Capital SA, 3.88%, 10/11/28(a)	400	395,635
TransCanada PipeLines Ltd.
1.00%, 10/12/24	523	489,295
4.88%, 01/15/26(a)	702	705,570
4.25%, 05/15/28	620	605,406
4.10%, 04/15/30	443	422,195
2.50%, 10/12/31(a)	413	343,537
Transcontinental Gas Pipe Line Co. LLC
7.85%, 02/01/26	663	715,848
4.00%, 03/15/28	620	598,611
Valero Energy Corp.
2.15%, 09/15/27	209	188,182
4.35%, 06/01/28(a)	212	209,230
2.80%, 12/01/31(a)	179	152,908
7.50%, 04/15/32	310	360,302
Valero Energy Partners LP, 4.50%, 03/15/28	413	409,633
Williams Cos., Inc.
4.30%, 03/04/24	163	161,517
4.55%, 06/24/24	459	458,116
3.90%, 01/15/25	163	159,646
4.00%, 09/15/25	163	159,383
3.75%, 06/15/27	620	599,431
3.50%, 11/15/30(a)	829	759,155
2.60%, 03/15/31(a)	539	456,202
8.75%, 03/15/32	400	491,322
4.65%, 08/15/32	200	195,121

		95,545,957

Personal Products — 0.6%
Colgate-Palmolive Co., 3.25%, 03/15/24	163	161,563
Estee Lauder Cos., Inc.
2.00%, 12/01/24	243	232,352
3.15%, 03/15/27	179	172,422
2.38%, 12/01/29	61	54,091
2.60%, 04/15/30	413	369,629
1.95%, 03/15/31	193	162,362
GSK Consumer Healthcare Capital U.K. PLC, 3.13%, 03/24/25	982	944,562

Security	Par (000)	Value

Personal Products (continued)
GSK Consumer Healthcare Capital U.S. LLC
3.38%, 03/24/27	$800	$757,261
3.38%, 03/24/29	400	368,961
3.63%, 03/24/32	712	651,807
Procter & Gamble Co.
0.55%, 10/29/25	349	316,945
4.10%, 01/26/26	550	549,761
1.00%, 04/23/26	467	423,014
2.80%, 03/25/27(a)	1,000	951,147
2.85%, 08/11/27	413	394,225
3.95%, 01/26/28	250	249,592
3.00%, 03/25/30	829	775,496
1.20%, 10/29/30	425	345,875
1.95%, 04/23/31	829	715,373
2.30%, 02/01/32	480	421,122
Unilever Capital Corp.
3.10%, 07/30/25	400	386,617
2.00%, 07/28/26	490	453,130
2.90%, 05/05/27	490	466,060
3.50%, 03/22/28	500	482,103
2.13%, 09/06/29	655	571,378
1.38%, 09/14/30	527	426,004
1.75%, 08/12/31	200	163,669

		11,966,521

Pharmaceuticals — 3.3%
AbbVie, Inc.
2.60%, 11/21/24	1,534	1,478,328
3.80%, 03/15/25	1,450	1,422,160
3.60%, 05/14/25	1,793	1,747,626
3.20%, 05/14/26	1,190	1,142,524
2.95%, 11/21/26(a)	1,659	1,569,962
4.25%, 11/14/28	723	716,374
3.20%, 11/21/29(a)	2,364	2,198,129
Astrazeneca Finance LLC
1.20%, 05/28/26	829	748,864
1.75%, 05/28/28	721	634,242
2.25%, 05/28/31	150	129,711
AstraZeneca PLC
3.38%, 11/16/25	741	723,296
0.70%, 04/08/26	911	812,857
3.13%, 06/12/27	413	394,840
4.00%, 01/17/29	343	339,511
1.38%, 08/06/30	911	747,785
Bristol-Myers Squibb Co.
2.90%, 07/26/24	900	878,643
0.75%, 11/13/25	450	408,332
3.20%, 06/15/26	626	606,213
3.45%, 11/15/27(a)	800	777,223
3.90%, 02/20/28	829	818,055
3.40%, 07/26/29	717	683,366
1.45%, 11/13/30	620	506,696
2.95%, 03/15/32(a)	615	557,253
Cigna Corp.
0.61%, 03/15/24	130	123,928
3.50%, 06/15/24	620	609,191
3.25%, 04/15/25	225	218,551
4.13%, 11/15/25	829	819,617
4.50%, 02/25/26	163	162,421
1.25%, 03/15/26	413	372,123
3.40%, 03/01/27	620	593,459
3.05%, 10/15/27	179	168,110

29

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares U.S. Intermediate Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
Cigna Corp. (continued)
4.38%, 10/15/28	$1,353	$1,341,774
2.40%, 03/15/30	829	716,200
2.38%, 03/15/31	590	500,294
CVS Health Corp.
2.63%, 08/15/24	1,014	982,152
4.10%, 03/25/25(a)	118	117,022
3.88%, 07/20/25	1,330	1,302,921
2.88%, 06/01/26	700	662,440
3.63%, 04/01/27	113	109,222
1.30%, 08/21/27	1,243	1,078,187
4.30%, 03/25/28	2,075	2,039,866
3.25%, 08/15/29	709	650,441
3.75%, 04/01/30	597	559,362
1.75%, 08/21/30(a)	512	414,513
1.88%, 02/28/31	1,023	829,275
2.13%, 09/15/31	371	304,407
Eli Lilly & Co.
3.10%, 05/15/27	620	593,877
3.38%, 03/15/29	829	795,052
GlaxoSmithKline Capital PLC, 3.38%, 06/01/29	829	786,378
GlaxoSmithKline Capital, Inc.
3.63%, 05/15/25	829	816,130
3.88%, 05/15/28	829	812,725
Johnson & Johnson
2.63%, 01/15/25	300	290,891
0.55%, 09/01/25(a)	339	309,939
2.45%, 03/01/26	715	682,450
2.95%, 03/03/27	400	385,645
0.95%, 09/01/27	600	528,250
2.90%, 01/15/28	829	789,084
1.30%, 09/01/30(a)	650	542,071
Mead Johnson Nutrition Co., 4.13%, 11/15/25	829	815,850
Merck & Co., Inc.
2.75%, 02/10/25	913	884,370
0.75%, 02/24/26	400	359,943
1.70%, 06/10/27	775	699,899
1.90%, 12/10/28	795	701,636
3.40%, 03/07/29	750	720,926
1.45%, 06/24/30	443	367,098
2.15%, 12/10/31	764	647,948
Mylan, Inc., 4.55%, 04/15/28	660	635,208
Novartis Capital Corp.
3.40%, 05/06/24(a)	1,160	1,143,598
1.75%, 02/14/25	413	392,031
3.00%, 11/20/25(a)	911	879,551
2.00%, 02/14/27	413	382,561
3.10%, 05/17/27	373	358,956
2.20%, 08/14/30	829	730,256
Pfizer, Inc.
3.40%, 05/15/24	829	817,042
0.80%, 05/28/25	285	263,187
2.75%, 06/03/26	505	483,429
3.00%, 12/15/26	620	596,903
3.60%, 09/15/28	359	351,320
3.45%, 03/15/29	660	636,628
2.63%, 04/01/30	829	750,550
1.70%, 05/28/30	683	580,675
1.75%, 08/18/31	829	692,906

Security	Par (000)	Value

Pharmaceuticals (continued)
Sanofi, 3.63%, 06/19/28	$359	$350,372
Shire Acquisitions Investments Ireland DAC, 3.20%, 09/23/26	1,576	1,506,221
Takeda Pharmaceutical Co. Ltd.
5.00%, 11/26/28	478	485,682
2.05%, 03/31/30	1,154	974,987
Utah Acquisition Sub, Inc., 3.95%, 06/15/26	163	155,412
Viatris, Inc.
1.65%, 06/22/25	829	761,962
2.30%, 06/22/27	829	730,956
2.70%, 06/22/30	493	406,259
Zoetis, Inc.
4.50%, 11/13/25	300	299,142
3.90%, 08/20/28	179	174,869
2.00%, 05/15/30	329	278,539
5.60%, 11/16/32	300	322,900

		63,389,730

Real Estate — 0.0%
Prologis LP
2.25%, 04/15/30	427	368,316
1.25%, 10/15/30	300	237,005

		605,321

Real Estate Management & Development — 0.1%
CBRE Services, Inc.
4.88%, 03/01/26	163	162,311
2.50%, 04/01/31	193	162,045
Essential Properties LP, 2.95%, 07/15/31	129	97,983
VICI Properties LP, 5.13%, 05/15/32	500	478,300

		900,639

Road & Rail — 0.7%
Burlington Northern Santa Fe LLC
3.65%, 09/01/25	620	606,170
7.00%, 12/15/25	163	173,853
3.25%, 06/15/27(a)	1,450	1,398,157
Canadian National Railway Co.
2.95%, 11/21/24	229	222,120
2.75%, 03/01/26	463	440,973
3.85%, 08/05/32	400	386,153
Canadian Pacific Railway Co.
1.35%, 12/02/24	400	375,893
2.90%, 02/01/25	829	797,518
1.75%, 12/02/26(a)	213	192,811
2.05%, 03/05/30	179	152,898
7.13%, 10/15/31	163	187,933
2.45%, 12/02/31	566	488,785
CSX Corp.
3.35%, 11/01/25	163	157,937
3.25%, 06/01/27	309	295,481
3.80%, 03/01/28	1,023	997,088
2.40%, 02/15/30	413	361,562
4.10%, 11/15/32(a)	300	291,376
Kansas City Southern, 2.88%, 11/15/29	57	50,968
Norfolk Southern Corp.
3.15%, 06/01/27	727	690,524
2.55%, 11/01/29	107	94,609
3.00%, 03/15/32	374	333,244
4.45%, 03/01/33	500	497,467

S C H E D U L E O F I N V E S T M E N T S	30

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares U.S. Intermediate Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Road & Rail (continued)
Union Pacific Corp.
3.65%, 02/15/24	$179	$176,750
3.75%, 07/15/25	400	393,287
3.25%, 08/15/25	163	158,450
2.75%, 03/01/26	829	791,114
2.15%, 02/05/27	103	94,905
3.95%, 09/10/28(a)	829	816,414
3.70%, 03/01/29(a)	829	804,730
2.40%, 02/05/30	312	274,812
2.38%, 05/20/31	419	364,057
2.80%, 02/14/32	191	169,127
4.50%, 01/20/33(a)	500	504,286

		13,741,452

Semiconductors & Semiconductor Equipment — 2.0%
Advanced Micro Devices, Inc., 3.92%, 06/01/32(a)	430	411,133
Analog Devices, Inc.
3.50%, 12/05/26	620	602,085
3.45%, 06/15/27(d)	500	480,300
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.88%, 01/15/27	1,842	1,774,848
3.50%, 01/15/28	413	386,975
Broadcom, Inc.
3.15%, 11/15/25	294	281,067
3.46%, 09/15/26	309	295,374
1.95%, 02/15/28(d)	198	171,886
4.00%, 04/15/29(d)	450	421,910
4.75%, 04/15/29	800	789,643
4.15%, 11/15/30	596	555,968
2.45%, 02/15/31(d)	1,065	874,245
4.15%, 04/15/32(d)	512	467,116
4.30%, 11/15/32	794	731,172
Flex Ltd.
4.75%, 06/15/25	250	246,328
3.75%, 02/01/26	250	240,828
6.00%, 01/15/28	300	309,900
4.88%, 06/15/29(a)	413	405,494
4.88%, 05/12/30	243	236,882
Honeywell International, Inc.
2.30%, 08/15/24	829	801,096
4.85%, 11/01/24	100	100,810
1.35%, 06/01/25	472	439,853
2.50%, 11/01/26	600	564,893
1.10%, 03/01/27	829	735,955
4.95%, 02/15/28(a)	100	103,906
2.70%, 08/15/29	293	266,491
1.95%, 06/01/30	829	707,790
1.75%, 09/01/31	829	680,168
5.00%, 02/15/33	100	105,291
Intel Corp.
2.88%, 05/11/24	829	811,335
3.40%, 03/25/25	540	527,347
3.70%, 07/29/25	829	810,864
2.60%, 05/19/26(a)	400	378,619
3.75%, 03/25/27	660	645,940
3.15%, 05/11/27(a)	400	383,041
1.60%, 08/12/28	297	258,620
4.00%, 08/05/29	350	341,468
2.45%, 11/15/29	829	728,632
3.90%, 03/25/30	550	528,519
2.00%, 08/12/31	413	338,598
4.15%, 08/05/32(a)	810	773,739

Security	Par (000)	Value

Semiconductors & Semiconductor Equipment (continued)
Jabil, Inc.
1.70%, 04/15/26	$694	$626,497
4.25%, 05/15/27	145	140,974
3.00%, 01/15/31	219	187,864
Marvell Technology, Inc.
1.65%, 04/15/26	736	662,671
2.45%, 04/15/28	829	727,011
2.95%, 04/15/31	393	332,227
Microchip Technology, Inc.
0.98%, 09/01/24	400	374,600
4.25%, 09/01/25	829	813,351
Micron Technology, Inc.
4.98%, 02/06/26	163	163,493
5.33%, 02/06/29	163	163,862
6.75%, 11/01/29	400	426,639
4.66%, 02/15/30	300	286,592
2.70%, 04/15/32	829	661,597
NVIDIA Corp.
3.20%, 09/16/26	829	800,760
1.55%, 06/15/28	600	527,019
2.85%, 04/01/30	546	496,267
2.00%, 06/15/31	579	484,569
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.88%, 06/18/26	239	229,755
4.40%, 06/01/27	400	392,075
4.30%, 06/18/29	829	792,990
3.40%, 05/01/30(a)	465	414,906
2.50%, 05/11/31	311	254,981
2.65%, 02/15/32	308	251,599
5.00%, 01/15/33	500	488,302
Qorvo, Inc., 4.38%, 10/15/29	454	410,005
QUALCOMM, Inc.
3.45%, 05/20/25	600	587,482
3.25%, 05/20/27(a)	763	735,357
1.30%, 05/20/28	366	318,535
2.15%, 05/20/30	500	436,532
4.25%, 05/20/32	93	92,743
5.40%, 05/20/33(a)	500	537,325
Skyworks Solutions, Inc.
1.80%, 06/01/26	107	95,654
3.00%, 06/01/31	123	101,685
Texas Instruments, Inc.
4.70%, 11/18/24	100	100,300
4.60%, 02/15/28	170	173,373
2.25%, 09/04/29	562	499,822
1.90%, 09/15/31	467	391,233
3.65%, 08/16/32	200	191,483
Trane Technologies Luxembourg Finance SA, 3.80%, 03/21/29	300	285,455
TSMC Arizona Corp.
1.75%, 10/25/26	450	403,124
3.88%, 04/22/27	1,000	976,320
2.50%, 10/25/31	410	347,926
Xilinx, Inc., 2.38%, 06/01/30	260	226,052

		38,327,136

Software — 1.7%
Activision Blizzard, Inc.
3.40%, 06/15/27	129	123,954
1.35%, 09/15/30	61	49,505
Autodesk, Inc.
3.50%, 06/15/27	209	199,513

31

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares U.S. Intermediate Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software (continued)
Autodesk, Inc. (continued)
2.85%, 01/15/30	$26	$23,032
2.40%, 12/15/31(a)	637	534,041
Electronic Arts, Inc., 1.85%, 02/15/31	213	173,981
Intuit, Inc.
0.95%, 07/15/25	625	574,235
1.35%, 07/15/27(a)	683	605,847
1.65%, 07/15/30	166	137,398
Microsoft Corp.
2.88%, 02/06/24	716	703,236
2.70%, 02/12/25	1,000	971,568
3.13%, 11/03/25	1,184	1,152,205
2.40%, 08/08/26	1,853	1,747,373
3.30%, 02/06/27	1,584	1,542,285
Oracle Corp.
3.40%, 07/08/24	759	743,749
2.95%, 11/15/24	2,903	2,808,407
2.50%, 04/01/25	1,479	1,410,161
2.95%, 05/15/25	413	396,740
5.80%, 11/10/25	920	945,724
1.65%, 03/25/26	741	675,793
2.65%, 07/15/26	1,315	1,231,297
2.80%, 04/01/27(a)	1,243	1,150,494
3.25%, 11/15/27	620	583,613
2.30%, 03/25/28	1,148	1,025,215
6.15%, 11/09/29	205	219,115
2.95%, 04/01/30	500	439,812
3.25%, 05/15/30	787	708,161
2.88%, 03/25/31	1,293	1,113,686
6.25%, 11/09/32	900	978,261
Roper Technologies, Inc.
2.35%, 09/15/24	156	149,695
1.00%, 09/15/25	512	464,431
3.80%, 12/15/26	163	158,186
1.40%, 09/15/27	305	264,983
2.95%, 09/15/29	359	322,064
2.00%, 06/30/30	313	260,778
1.75%, 02/15/31	404	324,085
Salesforce, Inc.
3.70%, 04/11/28	609	596,088
1.50%, 07/15/28	450	392,698
1.95%, 07/15/31	689	572,286
ServiceNow, Inc., 1.40%, 09/01/30	670	529,531
Take-Two Interactive Software, Inc.
3.30%, 03/28/24	430	421,427
3.55%, 04/14/25	388	376,407
3.70%, 04/14/27	305	292,303
4.00%, 04/14/32(a)	359	336,627
VMware, Inc.
1.00%, 08/15/24	800	752,183
1.40%, 08/15/26	909	804,932
3.90%, 08/21/27	600	576,116
4.70%, 05/15/30	309	299,585
2.20%, 08/15/31	600	475,526
Workday, Inc.
3.50%, 04/01/27	239	228,733

Security	Par (000)	Value

Software (continued)
Workday, Inc. (continued)
3.70%, 04/01/29	$279	$262,587
3.80%, 04/01/32(a)	421	384,664

		32,214,316

Specialty Retail — 0.1%
AutoZone, Inc.
3.25%, 04/15/25	107	103,415
4.50%, 02/01/28	340	339,010
3.75%, 04/18/29	179	170,349
4.00%, 04/15/30	300	286,371
4.75%, 02/01/33	350	348,039
Best Buy Co., Inc., 1.95%, 10/01/30(a)	236	192,839
Dick’s Sporting Goods, Inc., 3.15%, 01/15/32(a)	329	269,194
O’Reilly Automotive, Inc., 3.60%, 09/01/27	300	289,078
Ross Stores, Inc.
4.60%, 04/15/25	413	411,507
1.88%, 04/15/31	179	145,110

		2,554,912

Technology Hardware, Storage & Peripherals — 1.7%
Adobe, Inc.
1.90%, 02/01/25	103	98,026
3.25%, 02/01/25	500	488,115
2.15%, 02/01/27	306	284,354
2.30%, 02/01/30	994	877,555
Apple, Inc.
3.45%, 05/06/24	829	820,605
2.85%, 05/11/24	709	694,145
1.80%, 09/11/24	1,355	1,298,438
2.75%, 01/13/25	829	803,828
2.50%, 02/09/25	66	63,689
1.13%, 05/11/25	538	501,043
3.20%, 05/13/25	620	605,084
0.55%, 08/20/25	523	475,483
0.70%, 02/08/26	413	372,118
3.25%, 02/23/26	1,584	1,539,847
2.45%, 08/04/26	1,169	1,101,962
2.05%, 09/11/26	900	834,779
3.35%, 02/09/27	909	883,957
3.20%, 05/11/27	1,243	1,199,299
2.90%, 09/12/27	829	786,890
3.00%, 11/13/27(a)	829	790,233
1.20%, 02/08/28	989	860,245
1.40%, 08/05/28	130	112,730
3.25%, 08/08/29	400	379,927
2.20%, 09/11/29	1,023	907,845
1.65%, 05/11/30	1,160	976,806
1.25%, 08/20/30	523	425,536
1.65%, 02/08/31	1,123	931,127
1.70%, 08/05/31	130	107,007
3.35%, 08/08/32(a)	400	373,763
Dell International LLC/EMC Corp.
4.00%, 07/15/24(a)	829	817,625
5.85%, 07/15/25	496	505,399
6.02%, 06/15/26	1,663	1,710,391
4.90%, 10/01/26	829	824,346
5.30%, 10/01/29(a)	1,036	1,045,841
5.75%, 02/01/33	400	399,685

S C H E D U L E O F I N V E S T M E N T S	32

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares U.S. Intermediate Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Technology Hardware, Storage & Peripherals (continued)
Dell, Inc., 7.10%, 04/15/28	$329	$361,087
Fortinet, Inc.
1.00%, 03/15/26	628	558,989
2.20%, 03/15/31	183	150,259
Hewlett Packard Enterprise Co.
1.45%, 04/01/24	829	796,618
4.90%, 10/15/25	1,036	1,035,054
1.75%, 04/01/26	829	755,903
HP, Inc.
2.20%, 06/17/25	413	388,936
1.45%, 06/17/26(a)	625	557,665
3.00%, 06/17/27(a)	450	418,506
4.75%, 01/15/28	350	347,999
4.00%, 04/15/29	430	406,074
3.40%, 06/17/30	413	366,483
2.65%, 06/17/31	329	266,866
4.20%, 04/15/32	430	383,671
NetApp, Inc., 1.88%, 06/22/25	558	519,120
Western Digital Corp.
4.75%, 02/15/26	759	733,384
2.85%, 02/01/29	26	21,192
3.10%, 02/01/32	145	111,068

		33,076,597

Textiles, Apparel & Luxury Goods — 0.1%
NIKE, Inc.
2.75%, 03/27/27(a)	359	340,910
2.85%, 03/27/30	829	763,008
Tapestry, Inc., 3.05%, 03/15/32	200	163,938
VF Corp., 2.95%, 04/23/30(a)	413	358,556

		1,626,412

Thrifts & Mortgage Finance — 0.0%
Radian Group, Inc.
4.50%, 10/01/24	150	145,024
6.63%, 03/15/25	400	400,000

		545,024

Tobacco — 0.8%
Altria Group, Inc.
2.35%, 05/06/25	656	623,008
4.40%, 02/14/26(a)	500	497,906
2.63%, 09/16/26	209	194,664
4.80%, 02/14/29	457	452,045
3.40%, 05/06/30	359	317,676
2.45%, 02/04/32	607	474,268
BAT Capital Corp.
3.22%, 08/15/24	1,036	1,007,729
2.79%, 09/06/24	409	395,750
3.22%, 09/06/26	829	780,858
4.70%, 04/02/27(a)	413	404,636
3.56%, 08/15/27	1,373	1,281,203
2.26%, 03/25/28	496	426,475
4.91%, 04/02/30	496	469,815
2.73%, 03/25/31	493	396,683
4.74%, 03/16/32	454	419,661
7.75%, 10/19/32	40	44,596
BAT International Finance PLC
1.67%, 03/25/26	663	598,404
4.45%, 03/16/28	454	434,522
Philip Morris International, Inc.
3.25%, 11/10/24	829	807,865
5.13%, 11/15/24	500	503,499

Security	Par (000)	Value

Tobacco (continued)
Philip Morris International, Inc. (continued)
1.50%, 05/01/25	$300	$280,689
3.38%, 08/11/25	620	601,289
5.00%, 11/17/25	500	506,673
2.75%, 02/25/26(a)	342	325,307
0.88%, 05/01/26	300	267,496
3.13%, 08/17/27(a)	179	169,477
5.13%, 11/17/27	490	500,796
5.63%, 11/17/29	385	402,100
2.10%, 05/01/30	259	216,801
1.75%, 11/01/30(a)	259	208,390
5.75%, 11/17/32	615	646,699
Reynolds American, Inc., 4.45%, 06/12/25	829	813,888

		15,470,868

Transportation Infrastructure — 0.3%
FedEx Corp.
3.25%, 04/01/26	450	433,827
3.10%, 08/05/29	829	757,220
4.25%, 05/15/30(a)	309	300,104
2.40%, 05/15/31(a)	516	435,810
Ryder System, Inc.
2.50%, 09/01/24	213	204,374
1.75%, 09/01/26	404	361,370
2.90%, 12/01/26	161	149,055
2.85%, 03/01/27	103	94,961
4.30%, 06/15/27	110	107,640
United Parcel Service, Inc.
3.90%, 04/01/25	829	821,035
2.40%, 11/15/26	659	619,250
3.05%, 11/15/27(a)	413	395,098

		4,679,744

Utilities — 0.2%
American Water Capital Corp.
3.40%, 03/01/25(a)	620	604,704
2.95%, 09/01/27	413	388,687
3.75%, 09/01/28	193	186,161
3.45%, 06/01/29	413	386,898
2.30%, 06/01/31	745	636,161
4.45%, 06/01/32(a)	430	428,727
Essential Utilities, Inc., 2.40%, 05/01/31	129	107,346

		2,738,684

Wireless Telecommunication Services — 1.0%
America Movil SAB de CV
3.63%, 04/22/29	916	851,972
2.88%, 05/07/30	982	859,250
GLP Capital LP/GLP Financing II, Inc., 5.30%, 01/15/29	829	808,283
Orange SA, 9.00%, 03/01/31	663	838,687
Rogers Communications, Inc.
2.95%, 03/15/25(d)	329	315,923
3.63%, 12/15/25	298	287,577
2.90%, 11/15/26	179	166,644
3.20%, 03/15/27(d)	217	204,078
3.80%, 03/15/32(d)	772	694,896
T-Mobile USA, Inc.
3.50%, 04/15/25	1,166	1,132,238
1.50%, 02/15/26	829	756,429
2.25%, 02/15/26	800	741,428
2.63%, 04/15/26	450	417,842
3.75%, 04/15/27	1,653	1,589,983

33

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares U.S. Intermediate Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Wireless Telecommunication Services (continued)
T-Mobile USA, Inc. (continued)
4.75%, 02/01/28(a)	$700	$693,365
2.05%, 02/15/28	813	716,112
3.38%, 04/15/29	1,500	1,367,146
3.88%, 04/15/30	2,864	2,682,369
2.55%, 02/15/31	1,041	883,751
3.50%, 04/15/31	1,200	1,073,820
2.25%, 11/15/31	286	233,891
2.70%, 03/15/32	625	528,670
5.20%, 01/15/33	320	326,465
Vodafone Group PLC
4.13%, 05/30/25	543	534,323
4.38%, 05/30/28	400	401,528
7.88%, 02/15/30	26	30,351

		19,137,021

Total Corporate Bonds — 86.3% (Cost: $1,753,727,487)		1,637,585,844

Foreign Agency Obligations

Canada — 1.3%
Canada Government International Bond
1.63%, 01/22/25	1,645	1,564,157
2.88%, 04/28/25	1,000	972,334
0.75%, 05/19/26	1,200	1,083,628
Export Development Canada
3.38%, 08/26/25(a)	1,300	1,277,222
3.00%, 05/25/27	1,100	1,061,591
Hydro-Quebec, Series IO, 8.05%, 07/07/24	400	418,317
Province of Alberta Canada
1.88%, 11/13/24	829	792,764
1.00%, 05/20/25	739	685,916
3.30%, 03/15/28(a)	409	396,153
1.30%, 07/22/30(a)	659	544,630
Province of British Columbia Canada
2.25%, 06/02/26(a)	829	782,574
0.90%, 07/20/26(a)	859	771,938
Series 10, 1.75%, 09/27/24	500	477,583
Province of Manitoba Canada, Series HB, 1.50%, 10/25/28	359	312,323
Province of New Brunswick Canada, 3.63%, 02/24/28	179	175,567
Province of Ontario Canada
0.63%, 01/21/26(a)	829	747,217
1.05%, 04/14/26	1,050	953,762
2.50%, 04/27/26	2,489	2,366,264
3.10%, 05/19/27(a)	800	771,176
1.05%, 05/21/27	829	732,075
2.00%, 10/02/29	829	733,334
1.13%, 10/07/30	459	373,546
1.60%, 02/25/31	1,659	1,390,153
Province of Quebec Canada
0.60%, 07/23/25	1,659	1,519,497
2.50%, 04/20/26(a)	681	648,398
2.75%, 04/12/27(a)	1,659	1,579,302
1.35%, 05/28/30	659	551,771
Series QO, 2.88%, 10/16/24(a)	713	693,294

Security	Par (000)	Value

Canada (continued)
Province of Quebec Canada (continued)
Series QW, 2.50%, 04/09/24	$359	$349,579
Series QX, 1.50%, 02/11/25	859	811,709

		25,537,774

Chile — 0.1%
Chile Government International Bond
2.75%, 01/31/27	600	561,113
3.24%, 02/06/28	982	928,788
2.45%, 01/31/31(a)	783	667,654
2.55%, 01/27/32(a)	478	403,701

		2,561,256

Germany — 0.0%
Landwirtschaftliche Rentenbank, 1.75%, 07/27/26	829	768,900

Hungary — 0.0%
Hungary Government International Bond, 5.38%, 03/25/24(a)	590	591,033

Indonesia — 0.3%
Indonesia Government International Bond
4.15%, 09/20/27(a)	600	591,816
3.50%, 01/11/28	1,310	1,251,296
4.10%, 04/24/28(a)	478	469,725
4.75%, 02/11/29	478	484,625
2.85%, 02/14/30	1,310	1,187,187
3.85%, 10/15/30	1,310	1,249,412
4.65%, 09/20/32	600	599,316
Republic of Indonesia International Bond, 4.85%, 01/11/33	500	503,180

		6,336,557

Israel — 0.2%
Israel Government International Bond
3.25%, 01/17/28	982	937,073
2.75%, 07/03/30(a)	858	780,244
4.50%, 01/17/33	600	602,250
State of Israel, 2.50%, 01/15/30	710	634,030

		2,953,597

Italy — 0.2%
Republic of Italy Government International Bond
2.38%, 10/17/24	853	807,692
1.25%, 02/17/26	2,489	2,193,182
2.88%, 10/17/29	883	752,602

		3,753,476

Japan — 0.7%
Japan Bank for International Cooperation
0.63%, 07/15/25(a)	1,310	1,194,533
1.88%, 07/21/26(a)	800	735,780
2.88%, 06/01/27	476	450,875
2.75%, 11/16/27	1,200	1,127,324
3.25%, 07/20/28(a)	1,310	1,250,279
2.13%, 02/16/29(a)	900	799,194
2.00%, 10/17/29(a)	476	415,778
1.25%, 01/21/31	1,310	1,052,617
1.88%, 04/15/31	986	831,454
Series DTC, 2.50%, 05/28/25	2,486	2,373,316
Series DTC, 2.38%, 04/20/26	650	612,306

S C H E D U L E O F I N V E S T M E N T S	34

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares U.S. Intermediate Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Japan (continued)
Japan Bank for International Cooperation (continued)
Series DTC, 2.25%, 11/04/26	$1,500	$1,393,005
Japan International Cooperation Agency, 2.75%, 04/27/27	800	749,352

		12,985,813

Mexico — 0.5%
Mexico Government International Bond
4.13%, 01/21/26	2,489	2,465,354
4.15%, 03/28/27(a)	1,028	1,016,692
3.75%, 01/11/28(a)	478	458,163
5.40%, 02/09/28	750	771,375
4.50%, 04/22/29(a)	1,053	1,033,519
3.25%, 04/16/30(a)	739	664,777
2.66%, 05/24/31	1,310	1,098,435
4.75%, 04/27/32	839	807,695
4.88%, 05/19/33	200	192,000

		8,508,010

Panama — 0.3%
Panama Government International Bond
3.75%, 03/16/25	2,903	2,816,454
3.88%, 03/17/28	633	603,842
3.16%, 01/23/30	478	419,535
2.25%, 09/29/32	1,000	763,938
3.30%, 01/19/33	400	333,700

		4,937,469

Peru — 0.2%
Peruvian Government International Bond
7.35%, 07/21/25(a)	510	536,552
2.39%, 01/23/26	359	333,713
4.13%, 08/25/27	829	805,581
2.84%, 06/20/30(a)	243	209,405
2.78%, 01/23/31	1,459	1,232,217
1.86%, 12/01/32	620	462,597

		3,580,065

Philippines — 0.3%
Philippine Government International Bond
10.63%, 03/16/25	700	787,577
3.00%, 02/01/28(a)	478	446,983
4.63%, 07/17/28	800	806,905
3.75%, 01/14/29	489	471,327
2.46%, 05/05/30	710	614,228
7.75%, 01/14/31(a)	1,243	1,488,629
1.65%, 06/10/31	478	381,258
6.38%, 01/15/32	600	670,566
3.56%, 09/29/32	400	368,044

		6,035,517

Poland — 0.1%
Republic of Poland Government International Bond
3.25%, 04/06/26	1,036	998,315
5.75%, 11/16/32	600	644,994

		1,643,309

South Korea — 0.6%
Export-Import Bank of Korea
2.38%, 06/25/24	478	462,130
0.63%, 06/29/24	700	660,150
1.25%, 01/18/25	500	467,610
2.88%, 01/21/25	478	461,280

Security	Par (000)	Value

South Korea (continued)
Export-Import Bank of Korea (continued)
1.88%, 02/12/25	$478	$451,710
0.63%, 02/09/26	1,000	886,830
2.63%, 05/26/26	478	448,178
1.63%, 01/18/27(a)	1,000	897,200
4.25%, 09/15/27(a)	400	395,720
5.00%, 01/11/28	850	868,062
4.50%, 09/15/32	600	600,282
Korea Development Bank
2.13%, 10/01/24	1,200	1,149,601
4.00%, 09/08/25	850	835,338
3.38%, 09/16/25	1,000	965,187
3.00%, 01/13/26	1,310	1,245,974

		10,795,252

Supranational — 6.2%
African Development Bank
0.88%, 03/23/26	1,659	1,504,846
0.88%, 07/22/26	950	852,055
Asian Development Bank
0.38%, 06/11/24	2,489	2,352,304
1.50%, 10/18/24(a)	3,489	3,320,954
2.00%, 01/22/25	1,000	956,940
0.63%, 04/29/25	1,500	1,385,835
0.38%, 09/03/25	1,000	909,665
0.50%, 02/04/26	1,659	1,495,720
1.00%, 04/14/26	1,659	1,513,804
2.00%, 04/24/26	829	780,288
2.63%, 01/12/27	829	791,883
1.50%, 01/20/27	1,400	1,279,577
3.13%, 08/20/27	2,000	1,945,440
2.50%, 11/02/27	1,659	1,566,879
2.75%, 01/19/28	620	592,345
5.82%, 06/16/28	2,519	2,744,091
1.75%, 09/19/29	1,659	1,467,843
1.88%, 01/24/30	789	698,321
Asian Infrastructure Investment Bank
2.25%, 05/16/24	4,302	4,171,388
0.50%, 10/30/24	850	792,521
0.50%, 01/27/26	1,050	939,714
Corp. Andina de Fomento, 1.63%, 09/23/25(a)	700	643,694
European Bank for Reconstruction & Development
1.50%, 02/13/25	829	784,654
0.50%, 05/19/25	1,659	1,524,461
0.50%, 01/28/26	900	811,761
European Investment Bank
2.63%, 03/15/24	1,659	1,621,872
1.88%, 02/10/25	1,000	954,191
1.63%, 03/14/25(a)	3,319	3,145,945
0.63%, 07/25/25	1,659	1,526,015
2.75%, 08/15/25	1,050	1,018,027
0.38%, 12/15/25	1,350	1,210,592
0.38%, 03/26/26	3,000	2,689,590
2.13%, 04/13/26(a)	829	782,642
0.75%, 10/26/26	1,198	1,068,938
2.38%, 05/24/27	2,903	2,744,775
3.25%, 11/15/27	1,000	977,934
1.75%, 03/15/29(a)	1,100	983,387
1.63%, 10/09/29(a)	620	545,978
0.88%, 05/17/30	400	330,016
Inter-American Development Bank
3.00%, 02/21/24(a)	1,150	1,128,754

35

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares U.S. Intermediate Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Supranational (continued)
Inter-American Development Bank (continued)
0.50%, 09/23/24(a)	$1,400	$1,312,612
2.13%, 01/15/25	829	795,567
1.75%, 03/14/25	2,489	2,364,525
0.88%, 04/03/25	2,489	2,316,702
0.63%, 07/15/25	1,350	1,241,600
0.88%, 04/20/26	2,489	2,260,435
2.00%, 06/02/26	413	388,286
2.00%, 07/23/26	1,700	1,594,260
1.50%, 01/13/27	1,500	1,372,262
2.38%, 07/07/27	829	780,746
1.13%, 07/20/28	2,489	2,164,056
2.25%, 06/18/29(a)	934	855,079
1.13%, 01/13/31(a)	2,073	1,708,917
International Bank for Reconstruction & Development
2.50%, 03/19/24	2,489	2,429,214
1.63%, 01/15/25	2,489	2,364,797
0.75%, 03/11/25	1,200	1,116,457
0.63%, 04/22/25	4,150	3,836,123
0.38%, 07/28/25	2,489	2,272,805
0.50%, 10/28/25	1,659	1,507,964
0.88%, 07/15/26	850	767,559
3.13%, 06/15/27	2,000	1,946,816
1.38%, 04/20/28	2,903	2,578,665
1.13%, 09/13/28(a)	2,150	1,867,344
1.25%, 02/10/31(a)	4,150	3,463,218
2.50%, 03/29/32	3,000	2,724,375
Series GDIF, 1.50%, 08/28/24	1,169	1,116,220
Series GDIF, 2.50%, 11/25/24	2,489	2,407,504
Series GDIF, 2.50%, 07/29/25(a)	829	798,561
Series GDIF, 1.88%, 10/27/26	1,720	1,599,645
Series GDIF, 2.50%, 11/22/27	1,659	1,567,318
Series GDIF, 1.75%, 10/23/29(a)	2,489	2,201,366
International Finance Corp.
0.38%, 07/16/25	1,659	1,517,587
0.75%, 10/08/26(a)	1,659	1,481,952
0.75%, 08/27/30	459	369,401
Nordic Investment Bank
2.25%, 05/21/24	500	484,160
0.38%, 09/11/25	1,100	999,680
3.38%, 09/08/27	500	491,891

		117,621,308

Sweden — 0.2%
Svensk Exportkredit AB
3.63%, 09/03/24	500	491,946
0.63%, 05/14/25	1,310	1,202,446
0.50%, 08/26/25(a)	1,310	1,191,195

		2,885,587

Uruguay — 0.1%
Uruguay Government International Bond(a)
4.50%, 08/14/24	224	224,000

Security	Par (000)	Value

Uruguay (continued)
Uruguay Government International Bond(a) (continued)
4.38%, 10/27/27	$829	$837,290
4.38%, 01/23/31	823	820,531

		1,881,821

Total Foreign Agency Obligations — 11.3% (Cost: $229,115,301)		213,376,744

Municipal Bonds

California — 0.2%
Bay Area Toll Authority, Refunding RB, 2.57%, 04/01/31	286	258,155
California Earthquake Authority, RB, Series A, 5.60%, 07/01/27	250	254,711
Los Angeles Community College District, Refunding GO, 2.11%, 08/01/32	540	443,251
Los Angeles Unified School District, GO, BAB, Series KR, 5.76%, 07/01/29	215	226,543
Santa Clara Valley Transportation Authority, RB, BAB, 5.88%, 04/01/32	490	516,460
State of California, Refunding GO
3.38%, 04/01/25	25	24,505
3.50%, 04/01/28	285	274,680
2.50%, 10/01/29	530	474,964
University of California, RB
Series BD, 3.35%, 07/01/29	460	431,193
Series BG, 0.88%, 05/15/25	150	137,969
Series BG, 1.61%, 05/15/30	320	262,377
University of California, Refunding RB
Series AJ, 4.60%, 05/15/31	90	90,646
Series AX, 3.06%, 07/01/25	25	24,249

		3,419,703

Connecticut — 0.0%
State of Connecticut, GO, Series A, 5.85%, 03/15/32(a)	490	536,114

Florida — 0.1%
State Board of Administration Finance Corp., RB
Series A, 1.26%, 07/01/25	607	560,768
Series A, 1.71%, 07/01/27	371	330,710
Series A, 2.15%, 07/01/30	795	666,614

		1,558,092

Louisiana — 0.0%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Class A-1, 3.62%, 02/01/29	565	554,314

Massachusetts — 0.0%
Commonwealth of Massachusetts, RB, Series A, 3.77%, 07/15/29	320	311,329
Massachusetts School Building Authority, Refunding RB, Series B, 1.75%, 08/15/30	125	105,967

		417,296

S C H E D U L E O F I N V E S T M E N T S	36

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares U.S. Intermediate Credit Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New Jersey — 0.1%
New Jersey Economic Development Authority, RB, Series A, (NPFGC), 7.43%, 02/15/29	$1,201	$1,319,108
New Jersey Transportation Trust Fund Authority, RB, BAB, Series C, 5.75%, 12/15/28	280	286,940

		1,606,048

New York — 0.0%
City of New York New York, GO, BAB, Series A-2, 5.21%, 10/01/31	135	139,804
Port Authority of New York & New Jersey, RB, 159th Series, 6.04%, 12/01/29	125	135,237

		275,041

Ohio — 0.0%
JobsOhio Beverage System, Refunding RB, Series B, 3.99%, 01/01/29	25	24,698

Oregon — 0.1%
Oregon School Boards Association, GO, Series B, (NPFGC), 5.55%, 06/30/28	300	308,523
State of Oregon, GO, 5.89%, 06/01/27	610	633,709

		942,232

Tennessee — 0.0%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, RB, Series B, 4.05%, 07/01/26	288	278,419

Texas — 0.0%
Texas Transportation Commission State Highway Fund, RB, Series B, 5.18%, 04/01/30	490	509,724

Wisconsin — 0.0%
State of Wisconsin, Refunding RB, Series C, 3.15%, 05/01/27	230	220,222

Total Municipal Bonds — 0.5% (Cost: $11,278,455)		10,341,903

Preferred Securities

Capital Trusts — 0.0%(b)
Electric Utilities — 0.0%
American Electric Power Co., Inc., 3.88%, 02/15/62	329	282,163

Security	Par (000)	Value

Insurance — 0.0%
Prudential Financial, Inc., 5.38%, 05/15/45	$413	$404,974

		687,137

Total Preferred Securities — 0.0% (Cost: $742,025)		687,137

Total Long-Term Investments — 98.1% (Cost: $1,994,863,268)		1,861,991,628

	Shares

Short-Term Securities

Money Market Funds — 7.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.56%(f)(g)(h)	139,555,065	139,638,798

Total Short-Term Securities — 7.4% (Cost: $139,546,332)		139,638,798

Total Investments — 105.5% (Cost: $2,134,409,600)		2,001,630,426

Liabilities in Excess of Other Assets — (5.5)%		(104,702,907)

Net Assets — 100.0%		$1,896,927,519

(a)	All or a portion of this security is on loan.
(b)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	When-issued security.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/22	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/23	Shares Held at 01/31/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$150,880,559	$—	$(11,359,285	)(a)	$2,942	$114,582	$139,638,798	139,555,065	$369,914	(b)	$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

37

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares U.S. Intermediate Credit Bond Index Fund

Derivative Financial Instruments Outstanding as of Period End

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds	$—	$1,637,585,844	$—	$1,637,585,844
Foreign Agency Obligations	—	213,376,744	—	213,376,744
Municipal Bonds	—	10,341,903	—	10,341,903
Preferred Securities
Capital Trusts	—	687,137	—	687,137
Short-Term Securities
Money Market Funds	139,638,798	—	—	139,638,798

	$139,638,798	$1,861,991,628	$—	$2,001,630,426

Portfolio Abbreviation

BAB	Build America Bond

CMT	Constant Maturity Treasury

DAC	Designated Activity Company

GO	General Obligation Bonds

IO	Interest Only

LIBOR	London Interbank Offered Rate

NPFGC	National Public Finance Guarantee Corp.

RB	Revenue Bond

SAB	Special Assessment Bonds

SCA	Societe en Commandite par Actions

SOFR	Secured Overnight Financing Rate

S C H E D U L E O F I N V E S T M E N T S	38